UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08510

Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

James Cooper Abbott, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-7553

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Matthews Asia Funds  |  Semi-Annual Report

June 30, 2023  |  matthewsasia.com

GLOBAL EMERGING MARKETS STRATEGIES

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Sustainable Future Fund

Matthews Emerging Markets Small Companies Fund

ASIA GROWTH STRATEGIES

Matthews Asia Growth Fund

Matthews Pacific Tiger Fund

Matthews Asia Innovators Fund

Matthews China Fund

Matthews China Small Companies Fund

Matthews India Fund

Matthews Japan Fund

Matthews Korea Fund

ASIA GROWTH AND INCOME STRATEGIES

Matthews Asian Growth and Income Fund

Matthews Asia Dividend Fund

Matthews China Dividend Fund

Paper copies of the Funds’ annual and semi-annual shareholder reports are no longer being sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website matthewsasia.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive paper copies of shareholder reports and other communications from the Funds anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.789.ASIA (2742).

Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held directly with Matthews Asia Funds.

Investor Class Performance and Expense Ratios (June 30, 2023) (unaudited)

		Average Annual Total Return†			Inception Date	Prospectus Expense Ratios*	Prospectus Expense Ratios after Fee Waiver and Expense Reim- bursement*
Investor Class	1 year	5 years	10 years	Since Inception
GLOBAL EMERGING MARKETS STRATEGY

Emerging Markets Equity Fund (MEGMX)	11.29%	n.a.	n.a.	9.76%	4/30/20	1.58%	1.08%	[1]

Emerging Markets Sustainable Future Fund (MASGX)§	5.19%	8.95%	n.a.	7.74%	4/30/15	1.24%	1.24%

Emerging Markets Small Companies Fund (MSMLX)	16.06%	10.09%	7.97%	11.18%	9/15/08	1.49%	1.37%	[1]
ASIA GROWTH STRATEGIES

Asia Growth Fund (MPACX)	-3.65%	-3.18%	2.99%	6.53%	10/31/03	1.13%	1.13%

Pacific Tiger Fund (MAPTX)	-5.73%	0.06%	4.43%	7.28%	9/12/94	1.10%	1.09%	[2]

Asia Innovators Fund (MATFX)	-9.43%	4.41%	9.75%	4.27%	12/27/99	1.18%	1.18%

China Fund (MCHFX)	-23.98%	-2.59%	4.32%	7.70%	2/19/98	1.12%	1.12%

China Small Companies Fund (MCSMX)	-22.55%	2.01%	8.21%	5.12%	5/31/11	1.55%	1.41%	[1]

India Fund (MINDX)	17.99%	5.31%	11.03%	9.97%	10/31/05	1.15%	1.15%

Japan Fund (MJFOX)	15.51%	0.94%	6.20%	5.49%	12/31/98	1.05%	1.05%
ASIA GROWTH AND INCOME STRATEGIES

Asian Growth and Income Fund (MACSX)	0.16%	1.93%	2.22%	7.79%	9/12/94	1.13%	1.13%

Asia Dividend Fund (MAPIX)	-4.65%	-1.46%	3.27%	6.17%	10/31/06	1.10%	1.10%

China Dividend Fund (MCDFX)	-11.93%	-1.18%	5.92%	6.72%	11/30/09	1.20%	1.20%

†	Annualized performance for periods of at least one year, otherwise cumulative.

*

These figures are from the Funds’ prospectus dated as of April 28, 2023, and may differ from the actual expense ratios for fiscal year 2022, as shown in the financial highlights section of this report.

§	The Fund’s name changed from Matthews Asia ESG Fund to Matthews Emerging Markets Sustainable Future Fund on July 29, 2022.

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.20% (except for the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, which have expense limitations of 0.90%, 1.15% and 1.15%, respectively, for the Institutional Class) first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.20% expense limitation (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund), to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund). If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2024 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

2

Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2024 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

2	MATTHEWS ASIA FUNDS

Institutional Class Performance and Expense Ratios (June 30, 2023) (unaudited)

		Average Annual Total Return†			Inception Date	Prospectus Expense Ratios*	Prospectus Expense Ratios after Fee Waiver and Expense Reim- bursement*
Institutional Class	1 year	5 years	10 years	Since Inception
GLOBAL EMERGING MARKETS STRATEGY

Emerging Markets Equity Fund (MIEFX)	11.37%	n.a.	n.a.	9.98%	4/30/20	1.47%	0.90%	[1]

Emerging Markets Sustainable Future Fund (MISFX)	5.26%	9.13%	n.a.	7.96%	4/30/15	1.11%	1.11%

Emerging Markets Small Companies Fund (MISMX)§	16.27%	10.31%	8.20%	7.68%	4/30/13	1.37%	1.15%	[1]
ASIA GROWTH STRATEGIES

Asia Growth Fund (MIAPX)	-3.47%	-3.03%	3.17%	3.81%	10/29/10	0.98%	0.98%

Pacific Tiger Fund (MIPTX)	-5.60%	0.20%	4.60%	4.12%	10/29/10	0.97%	0.96%	[2]

Asia Innovators Fund (MITEX)	-9.30%	4.58%	9.94%	9.58%	4/30/13	1.04%	1.04%

China Fund (MICFX)	-23.87%	-2.42%	4.49%	1.85%	10/29/10	0.98%	0.98%

China Small Companies Fund (MICHX)	-22.45%	2.23%	n.a.	4.72%	11/30/17	1.38%	1.20%	[1]

India Fund (MIDNX)	18.15%	5.47%	11.22%	6.22%	10/29/10	1.01%	1.01%

Japan Fund (MIJFX)	15.48%	0.99%	6.28%	7.44%	10/29/10	0.97%	0.97%

Korea Fund (MIKOX)	8.64%	0.96%	5.68%	5.62%	10/29/10	1.08%	1.08%
ASIA GROWTH AND INCOME STRATEGIES

Asian Growth and Income Fund (MICSX)	0.26%	2.07%	2.37%	3.25%	10/29/10	1.01%	1.01%

Asia Dividend Fund (MIPIX)	-4.66%	-1.37%	3.38%	4.05%	10/29/10	0.99%	0.99%

China Dividend Fund (MICDX)	-11.77%	-1.03%	6.09%	5.86%	10/29/10	1.06%	1.06%

†	Annualized performance for periods of at least one year, otherwise cumulative.

*

These figures are from the Funds’ prospectus dated as of April 28, 2023, and may differ from the actual expense ratios for fiscal year 2022, as shown in the financial highlights section of this report.

§	The Fund’s name changed from Matthews Asia ESG Fund to Matthews Emerging Markets Sustainable Future Fund on July 29, 2022.

1

Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.20% (except for the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, which have expense limitations of 0.90%, 1.15% and 1.15%, respectively, for the Institutional Class). If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2024 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

2

Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2024 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

Past Performance: All performance quoted in this report is past performance and is no guarantee of future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. If certain of the Funds’ fees and expenses had not been waived, returns would have been lower. For the Funds’ most recent month-end performance, please call 800.789.ASIA (2742) or visit matthewsasia.com.

matthewsasia.com | 800.789.ASIA	3

Cover photo: Looking out to brighter and greener pastures (Chiang Mai, Thailand)

This report has been prepared for Matthews International Funds (d/b/a Matthews Asia Funds) shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Funds’ investment objectives, risks and expenses. Additional copies of the prospectus or summary prospectus may be obtained at matthewsasia.com. Please read the prospectus carefully before you invest or send money.

The views and opinions in this report were current as of June 30, 2023. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of a Fund’s future investment intent. Current and future portfolio holdings are subject to risk.

Statements of fact are from sources considered reliable, but neither the Funds nor the Investment Advisor makes any representation or guarantee as to their completeness or accuracy.

4	MATTHEWS ASIA FUNDS

* The Fund’s name changed from Matthews Asia ESG Fund to Matthews Emerging Markets Sustainable Future Fund on July 29, 2022.

Investment Risk: Mutual fund shares are not deposits or obligations of, or guaranteed by, any depositary institution. Shares are not insured by the FDIC, Federal Reserve Board or any government agency and are subject to investment risks, including possible loss of principal amount invested. Investing in international and emerging markets may involve additional risks, such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Fixed income investments are subject to additional risks, including, but not limited to, interest rate, credit and inflation risks. In addition, single-country and sector funds may be subject to a higher degree of market risk than diversified funds because of a concentration in a specific industry, sector or geographic location. Investing in small and mid-size companies is more risky than investing in large companies as they may be more volatile and less liquid than larger companies. Please see the Funds’ Prospectuses and Statement of Additional Information for more risk disclosure.

matthewsasia.com | 800.789.ASIA	5

Message to Shareholders from the

Investment Advisor

Interest rate cycles are driving changes in short-term sentiment these days and U.S.—China politics seem to be determining the longer-term mood. In the last quarter it was particularly apparent that neither seem to be working in favor of emerging markets. For many investors, it’s been a signal to sit it out on the sidelines.

Clearly, elevated global interest rates do pose a challenge to the outlook of a growth-orientated asset like emerging markets and geopolitics have weighed heavily on Chinese stocks and on companies in the semiconductor space. Underneath it all, Asia and emerging markets, particularly China, have simply struggled to produce the per-share earnings growth that their economic growth deserved. Meanwhile, markets like the U.S. have been outperforming consistently.

So you could be forgiven for questioning the rationale for staying invested in emerging markets, particularly as China labors in its recovery. Our economic theory and stock-picking patience have certainly been tested recently but we remain convinced of the long-term opportunities of this asset class. Here’s why.

Emerging markets and interest rates

First, let’s take a look at inflation and interest rates. After having obsessed over inflation and its permanence or transience for the past two years, I feel confident in saying two things: first, that two-thirds to three-quarters of the inflation spike we endured was transient and due to supply shocks that are now almost entirely behind us; second, the resulting permanent inflation is probably running at no more than about 3% in the U.S. and is still declining, in part due to interest rate rises that have already been made. So we can probably say with some confidence that interest rates have peaked. So where does this leave emerging market performance relative to developed markets? Typically it’s not been a favorable environment but only because falling rates are usually associated with cyclical economic weakness. However, I wouldn’t assume this to be the unfolding scenario. If the Fed has indeed pulled off the magic trick of a soft landing, a cycle more tilted to growth may play out—and I don’t see many in the market prepared for that. So that could be a tailwind at large for emerging markets.

Growth after a soft landing

The Fed’s rate moves are, of course, only half the story for emerging markets. What about their central banks? Here there are two plot lines in motion. In the rate hike camp, Brazil got a better start than the U.S. and Mexico, and it has brought a lot of credibility to macro management over the past few years. So the speed of the decline in interest rates in the U.S. are likely to be matched or even exceeded in these countries as inflation falls rapidly and at the same time the growth prospects of these economies look intact. The other plot line is in Asia, where inflation has been much less of an issue. Countries like Indonesia and India have done a lot to tame exposure to international rate cycles. As for Japan, I’ve always thought that it needed inflation so it’s not a surprise to see its equity markets doing quite well, particularly as the yen has strengthened.

India, Brazil, and Japan have been among the bright spots in emerging and international markets and there is no reason to suspect that any of them will hit harder times if the U.S. dollar remains weak and Fed rates come down.

And what about the elephant in the room, China? The world’s second biggest economy has no inflation. If anything inflation is too low. Core inflation, excluding food and energy, is at 0.4% year-on-year. The inflation rate is low partly due to the fact that China is emerging steadily but cautiously from COVID lockdown. It is emerging cautiously as the government doesn’t want to overstimulate the economy in the way that (arguably) some western nations did.

6	MATTHEWS ASIA FUNDS

China’s challenges

So, China is in quite a different macro space and that brings opportunities and challenges. The trick for China is to get incomes (and with it consumer demand) onto a sustainably rising trend, at least in line with nominal gross domestic product growth. I think China understands this and there has been a renewed focus of late in promoting an environment favorable to private enterprise. The private sector is key for the government as it holds in its hands the fate of the vast majority of urban employment and therefore the fate of the China Communist’s Party’s urban popularity, which took a big hit in the later stages of the pandemic.

China may also have to be more aggressive in its attempts to spur quality growth, from the point of view of a balanced macroeconomic policy and return on investment. Just look at the concrete steps taken in India and Mexico, in particular on macroeconomic policy, and in places like Japan and South Korea, in terms of pressure on companies to improve corporate governance and shareholder returns. China has done better on these kind of things of late but it has achieved neither the fanfare nor the practical success that some of its neighbors have.

The other driver of global market sentiment is geopolitics, of course. As we have been at pains to point out, there seems little reason to expect things to improve any time soon. Indeed, further sanctions or trade controls seem to be pushing the U.S. and China into separate blocs with the result that economics and investment returns may become less correlated. As investors in emerging markets, I think we have to accept this truth and position portfolios and devise investment strategies that are more in tune with, and cognizant of, the growing importance of domestic policies.

Good businesses at good prices

Ultimately, investing in global and emerging markets is all down to finding companies. And the sluggishness of China’s economic growth and the skepticism towards it, belies the fact that there are still many good companies to be found. The sheer size of the market and the need for a bottom-up portfolio manager to find a tiny portion of good businesses means that short-term skepticism can often lead to good prices for good businesses. From our point of view, China still offers significant opportunities for the long-term investor. So, despite the better performance and perhaps superior short-term outlook in Japan and India, our regional portfolios will more often than not maintain a balance between the major markets.

In recent times, the bigger macro picture has determined, to large degrees, the trajectory of many equity markets regardless of the performance of their companies. In the falling rate cycle of the pandemic only growth was rewarded, profitable or otherwise. As rates rose, the environment favored more cyclical businesses. I suspect these unusually sharp style cycles are a symptom of the unusually severe and severely unusual inflation and growth cycles we’ve experienced. I think these will dampen down and the inflation cycle will normalize.

It has been a trial for quality growth stock picking and I expect the next few years will be a little easier. And it is quality growth that is shared across all we do. Yes, some of our portfolios are more exposed to emerging businesses and smaller companies. Some portfolios skew to income or established and predictable growth. But the core remains finding good businesses with sensible management, where we can be comfortable with the valuation we are paying. As strategic emerging market investors, we stand by our method, in both favorable times and trying times.

Robert Horrocks, PhD

Chief Investment Officer

Matthews International Capital Management, LLC

matthewsasia.com | 800.789.ASIA	7

PORTFOLIO MANAGERS

John Paul Lech	Alex Zarechnak
Lead Manager	Lead Manager

Andrew Mattock, CFA	Peeyush Mittal, CFA
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MEGMX	MIEFX
CUSIP	577130651	577130644
Inception	4/30/20	4/30/20
NAV	$11.81	$11.81
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.58%	1.47%
After fee waiver and Reimbursement[2]	1.08%	0.90%
Portfolio Statistics
Total # of Positions		59
Net Assets		$23.5 million
Weighted Average Market Cap		$109.9 billion
Portfolio Turnover[3]		63.3%
Benchmark
MSCI Emerging Markets Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in emerging market countries. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

Matthews Emerging Markets Equity Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Emerging Markets Equity Fund returned 6.02% (Investor Class) and 6.11% (Institutional Class), while its benchmark, the MSCI Emerging Markets Index, returned 5.10% over the same period. For the quarter ending June 30, 2023, the Fund returned 2.52% (Investor Class) and 2.61% (Institutional Class), while the benchmark returned 1.04%.

Market Environment

The first six months of the year saw a large divergence in equity markets. A strong recovery in China did not materialize while the tech-centric Nasdaq stock exchange posted large gains driven by a small subset of companies. Several emerging markets posted double-digit gains in dollar terms, notably Mexico and Brazil where the popular narrative of nearshoring and potential changes in monetary policy have resonated. At the sector level, IT led emerging markets, posting over 20% gains.

Performance Contributors and Detractors

At the country level, our cautious approach and underweight to China/Hong Kong was the biggest contributor to relative performance in the first half. Our overweight to Mexico was also a strong contributor. On the other hand, our underweight to Taiwan was the biggest detractor. We believe Taiwan’s equity market is overly concentrated in hardware which has historically been more cyclical and with lower barriers to entry.

From a sector perspective, stock selections in financials, real estate, consumer staples and materials were the top contributors to relative performance. In contrast, selections in energy and IT were the biggest detractors, the latter mitigated by our slightly overweight position.

At the holdings level, four of the top 10 performers—TSMC (Taiwan), Samsung Electronics (South Korea), Applied Materials (U.S.) and FPT (Vietnam)—are categorized in the IT sector yet are located in four different countries. It demonstrates the broader approach we take, focusing on structurally advantaged business models regardless of geography. On the flip side, JD.com and Innovent Biologics in China, and Excelerate Energy in the U.S. were among the biggest detractors. Ecommerce platform JD.com has generated concerns over its growth prospects and has been weighed down by China’s muted recovery.

Notable Portfolio Changes

We made several changes in the period. Among them, we exited three positions in Hong Kong in Techtronic Industries, Hong Kong Exchanges and ESR Group, finding better opportunities in their respective sectors of industrials, financials and real estate. Our energy holdings also became more concentrated in TotalEnergies and Woodside Energy as we exited Excelerate and Petrobras. We added Richemont, a watches and jewelry company that owns iconic brands like Cartier. The company, whose roots are in South Africa and largest market is in China, continues to demonstrate pricing in a consumer environment that is not strong. We also purchased a position in BYD, which is the market leader in electronic vehicles in

(continued)

1	Prospectus expense ratios.
2

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2024 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

3	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

8	MATTHEWS ASIA FUNDS

PERFORMANCE AS OF JUNE 30, 2023
	3 Months	YTD	1 Year	3 Years	Since Inception	Inception date
Investor Class (MEGMX)	2.52%	6.02%	11.29%	4.80%	9.76%	04/30/20
Institutional Class (MIEFX)	2.61%	6.11%	11.37%	5.02%	9.98%	04/30/20
MSCI Emerging Markets Index[4]	1.04%	5.10%	2.22%	2.72%	5.17%

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

4

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

TOP TEN HOLDINGS[5]
Name	Sector	Country	% Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	Information Technology	Taiwan	6.6%
Samsung Electronics Co., Ltd., Pfd.	Information Technology	South Korea	5.7%
FPT Corp.	Information Technology	Vietnam	4.1%
Tencent Holdings, Ltd.	Communication Services	China/Hong Kong	4.1%
Prologis Property Mexico SA de CV REIT	Real Estate	Mexico	3.5%
HDFC Bank, Ltd.	Financials	India	3.4%
Prudential PLC	Financials	United Kingdom	2.7%
Woodside Energy Group, Ltd.	Energy	Australia	2.6%
ICICI Bank, Ltd.	Financials	India	2.5%
Banco BTD Pactual SA	Financials	Brazil	2.5%
TOTAL			37.7%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

matthewsasia.com | 800.789.ASIA	9

COUNTRY ALLOCATION (%)[6,7]
India	16.7
China/Hong Kong	16.4
Mexico	9.5
Brazil	9.0
South Korea	7.3
Taiwan	6.6
Vietnam	6.3
United States	4.5
France	3.6
United Kingdom	2.7
Australia	2.6
Indonesia	2.2
Philippines	2.2
Poland	1.9
Singapore	1.5
Switzerland	1.4
Zambia	1.3
Kazakhstan	1.2
United Arab Emirates	1.0
Thailand	0.9
Cash and Other Assets, Less Liabilities	1.1

SECTOR ALLOCATION (%)[7]
Financials	23.7
Information Technology	22.1
Consumer Discretionary	13.2
Materials	10.5
Industrials	6.3
Consumer Staples	4.8
Energy	4.8
Real Estate	4.8
Health Care	4.6
Communication Services	4.1
Cash and Other Assets, Less Liabilities	1.1

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	55.7
Large Cap ($10B-$25B)	15.4
Mid Cap ($3B-10B)	20.0
Small Cap (under $3B)	7.8
Cash and Other Assets, Less Liabilities	1.1

6	Not all countries where the Fund may invest are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Emerging Markets Equity Fund

Portfolio Manager Commentary  (unaudited) (continued)

China with a nearly 40% market share. Our allocation to China/Hong Kong remains selective. Other notable additions were Indian Hotels and Divis Laboratories, a pharmaceutical company also in India.

Outlook

Our approach remains the same—we operate a framework that leads us to be biased towards high quality, profitable businesses that tend to exhibit some form of market leadership.

The backdrop for equity markets overall remains mixed. Higher interest rates both provide a return on cash and challenge consumers looking to make major purchases like homes or cars. The U.S. equity market had a strong start to 2023 but there are some clouds on the horizon. One example is the pending restart of student loan repayments which could impact consumer sentiment. In emerging markets, the news coming out of China is mostly negative both in terms of geopolitical tensions as well as the evolution of the domestic economy. We don’t expect any major pressure to the currency but do note the weakness in the renminbi year-to-date. Our approach in China remains highly selective and focused on individual businesses that in our assessment have strong go-forward fundamentals. India appears to have several structural tailwinds but remains a market that is expensive in aggregate.

Overall, we’re quite optimistic longer term. Near term, we see the high real interest rates in places like Brazil as portending an end to monetary tightening which may be beneficial for markets. Our process is company-by-company. Approaching the portfolio on fundamentals we think offers an attractive balance of growth and resiliency.

10	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Equity Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.2%

	Shares	Value

INDIA: 16.7%
HDFC Bank, Ltd. ADR	11,523	$803,153

ICICI Bank, Ltd. ADR	25,707	593,318

Infosys, Ltd. ADR	31,436	505,176

Kotak Mahindra Bank, Ltd.	16,022	361,352

PI Industries, Ltd.	7,141	341,895

Dabur India, Ltd.	48,390	338,495

Restaurant Brands Asia, Ltd.[b]	234,016	307,714

UltraTech Cement, Ltd.	2,990	302,746

Indian Hotels Co., Ltd.	46,134	221,201

Divi’s Laboratories, Ltd.	3,599	157,488

Total India		3,932,538

CHINA/HONG KONG: 16.4%
Tencent Holdings, Ltd.	22,500	954,027

AIA Group, Ltd.	57,600	585,014

H World Group, Ltd. ADR[b]	10,012	388,265

Yum China Holdings, Inc.	6,562	370,753

Midea Group Co., Ltd. A Shares	43,500	353,599

NARI Technology Co., Ltd. A Shares	94,464	300,567

JD.com, Inc. Class A	17,352	295,931

BYD Co., Ltd. A Shares	6,800	242,323

CSPC Pharmaceutical Group, Ltd.	270,000	234,975

Innovent Biologics, Inc.[b,c,d]	36,000	136,740

Total China/Hong Kong		3,862,194

MEXICO: 9.5%
Prologis Property Mexico SA de CV REIT	221,898	824,485

GCC SAB de CV	42,900	367,571

Grupo Financiero Banorte SAB de CV Class O	44,200	364,636

Becle SAB de CV	140,100	342,945

Grupo Aeroportuario del Sureste SAB de CV ADR	1,214	337,116

Total Mexico		2,236,753

BRAZIL: 9.0%
Banco BTG Pactual SA	89,200	585,886

Vinci Partners Investments, Ltd. Class A	36,170	337,104

Hapvida Participacoes e Investimentos SAb,c,d	349,700	319,888

Armac Locacao Logistica E Servicos SA	99,500	311,288

Vale SA ADR	22,702	304,661

WEG SA	31,700	249,922

Total Brazil		2,108,749

TAIWAN: 6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	1,551,760

Total Taiwan		1,551,760

VIETNAM: 6.3%
FPT Corp.	266,917	974,977

Military Commercial Joint Stock Bank	389,876	335,519

HDBank	220,875	174,803

Total Vietnam		1,485,299

UNITED STATES: 4.5%
Applied Materials, Inc.	3,035	438,679

Globant SAb	2,195	394,485

Freeport-McMoRan, Inc.	5,814	232,560

Total United States		1,065,724

	Shares	Value

FRANCE: 3.6%
TotalEnergies SE ADR	8,788	$506,540

LVMH Moet Hennessy Louis Vuitton SE	359	338,506

Total France		845,046

UNITED KINGDOM: 2.7%
Prudential PLC	45,393	641,103

Total United Kingdom		641,103

AUSTRALIA: 2.6%
Woodside Energy Group, Ltd.	26,836	620,759

Total Australia		620,759

INDONESIA: 2.2%
PT Bank Rakyat Indonesia Persero Tbk	1,415,200	516,678

Total Indonesia		516,678

PHILIPPINES: 2.2%
Wilcon Depot, Inc.	620,500	271,471

Ayala Corp.	21,090	239,849

Total Philippines		511,320

POLAND: 1.9%
Dino Polska SAb,c,d	3,743	437,308

Total Poland		437,308

SOUTH KOREA: 1.6%
LG Chem, Ltd.	754	383,833

Total South Korea		383,833

SINGAPORE: 1.5%
CapitaLand Investment, Ltd.	120,700	296,553

TDCX, Inc. ADR[b]	6,751	53,400

CapitaLand Ascott Trust	6,881	5,515

Total Singapore		355,468

SWITZERLAND: 1.4%
Cie Financiere Richemont SA Class A	1,903	323,259

Total Switzerland		323,259

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	12,700	300,448

Total Zambia		300,448

KAZAKHSTAN: 1.2%
Kaspi.KZ JSC GDR[d]	3,586	286,061

Total Kazakhstan		286,061

UNITED ARAB EMIRATES: 1.0%
Fertiglobe PLC	262,682	238,318

Total United Arab Emirates		238,318

THAILAND: 1.0%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	284,800	223,333

Total Thailand		223,333

matthewsasia.com | 800.789.ASIA	11

Matthews Emerging Markets Equity Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

RUSSIA: 0.0%
Sberbank of Russia PJSC[b,e]	128,308	$1,434

LUKOIL PJSC ADR[b,e]	18,010	360

TCS Group Holding PLC GDR[b,d,e]	3,865	77

Total Russia		1,871

TOTAL COMMON EQUITIES		21,927,822

(Cost $23,083,109)

PREFERRED EQUITIES: 5.7%

SOUTH KOREA: 5.7%
Samsung Electronics Co., Ltd., Pfd.	29,397	1,334,016

Total South Korea		1,334,016

TOTAL PREFERRED EQUITIES		1,334,016

(Cost $2,190,887)

TOTAL INVESTMENTS: 98.9%		23,261,838
(Cost $25,273,996)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		262,220

NET ASSETS: 100.0%		$23,524,058

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $893,936, which is 3.80% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,871 and 0.01% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

PJSC	Public Joint Stock Co.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

12	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGER

Vivek Tanneeru
Lead Manager

Inbok Song
Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MASGX	MISFX
CUSIP	577130727	577130719
Inception	4/30/15	4/30/15
NAV	$13.54	$13.56
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.24%	1.11%
Portfolio Statistics
Total # of Positions		56
Net Assets		$245.9 million
Weighted Average Market Cap		$20.5 billion
Portfolio Turnover[2]		31.5%
Benchmark
MSCI Emerging Markets Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any market capitalization located in emerging market countries that satisfy one or more of the Fund’s environmental, social and governance (“ESG”) standards. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

Matthews Emerging Markets Sustainable Future Fund*

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Emerging Markets Sustainable Future Fund returned 8.23% (Investor Class) and 8.39% (Institutional Class), while its benchmark, the MSCI Emerging Markets Index, returned 5.10% over the same period. For the quarter ending June 30, 2023, the Fund returned 6.87% (Investor Class) and 6.94% (Institutional Class), while the benchmark returned 1.04%.

Market Environment

There were two key developments during the first six months of the year. Firstly, the market has been surprised by the persistence of higher inflation and, as a result, peak interest rate expectations in the western world have been steadily revised up. Secondly, there was the market’s excitement about the potential of artificial intelligence (AI), with the release of very successful, large language and stable diffusion models and blowout quarterly results and guidance from NVIDIA, a key player in the space, which together triggered a reassessment of the growth prospects of large tech companies. This led to a very top-heavy performance of equity markets, in the U.S. in particular.

During the period, the relative attractiveness of large emerging markets also came into focus as they were relatively well positioned from an inflation perspective, with either low inflation or high real interest rates. Latin American currencies like the Columbian peso, Mexican peso, Brazilian real, Chilean peso and Peruvian sol performed well against the U.S. dollar while currencies in inflation-hit countries like Turkey and Argentina performed poorly.

Brazil, after aggressively raising interest rates to fight inflation starting in early 2021, has seemingly reached the top of the rate cycle. With the potential moderation in inflation in sight, the market has taken a positive view on the trajectory of rates from here and the potential boost lower rates could provide the economy.

Poland, Hungary and Greece, alongside Brazil, were among the best-performing emerging markets in the MSCI Emerging Markets Index in the first half, while China, Turkey, Thailand and Malaysia were the worst performers. From a sector perspective, energy, IT and financials were the best performers while real estate and health care were among the weakest in emerging markets.

Performance Contributors and Detractors

From a country perspective, stock selection in South Korea, Brazil and India were the biggest contributors to the Fund’s relative performance in the first half. On the other hand, an overweight and stock selection in China was the biggest detractor amid negative sentiment over the country’s uneven recovery and geopolitical tensions with the U.S.

From a sector perspective, our underweight and stock selection in consumer discretionary was the biggest contributor. Stock selection in financials was also a top contributor. On the other hand, stock selection in consumer staples and communication services were the biggest detractors.

(continued)

*	The Fund’s name changed from Matthews Asia ESG Fund to Matthews Emerging Markets Sustainable Future Fund on July 29, 2022.
1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	13

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 years	5 years	Since Inception	Inception Date
Investor Class (MASGX)[3]	6.87%	8.23%	5.19%	13.71%	8.95%	7.74%	4/30/15
Institutional Class (MISFX)[3]	6.94%	8.39%	5.26%	13.91%	9.13%	7.96%	4/30/15
MSCI Emerging Markets Index[4]	1.04%	5.10%	2.22%	2.72%	1.32%	2.15%
MSCI AC Asia ex Japan Index[4]	-1.14%	3.19%	-0.76%	1.49%	1.25%	2.61%

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted Monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions or redemption of Fund shares. Values are in US$.

3

Before July 29, 2022, the Fund was managed with a slightly different investment strategy and may have achieved different performance results under its current investment strategy from the performance shown for periods before that date.

4

Effective July 29, 2022, in connection with changes to the Fund’s name and principal investment strategies, the primary benchmark changed from the MSCI All Country Asia ex Japan Index to the MSCI Emerging Markets Index. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

TOP TEN HOLDINGS[5]
Name	Sector	Country	% Net Assets
Bandhan Bank, Ltd.	Financials	India	6.4%
Shriram Finance, Ltd.	Financials	India	6.0%
Legend Biotech Corp.	Health Care	China/Hong Kong	5.3%
Full Truck Alliance Co., Ltd.	Industrials	China/Hong Kong	4.8%
JD Health International, Inc.	Consumer Staples	China/Hong Kong	4.8%
Meituan	Consumer Discretionary	China/Hong Kong	4.7%
Samsung SDI Co., Ltd., Pfd.	Information Technology	South Korea	4.2%
Ecopro BM Co., Ltd.	Industrials	South Korea	3.7%
YDUQS Participacoes SA	Consumer Discretionary	Brazil	3.4%
B3 SA-Brasil Bolsa Balcao	Financials	Brazil	3.2%
TOTAL			46.5%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

14	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future Fund

Portfolio Manager Commentary  (unaudited) (continued)

From a stock perspective, two Brazilian holdings, YDUQS and B3, were among top contributors. YDUQS, a leading on-campus and distance-learning education company, navigated the COVID-19 related-slowdown successfully and has positioned itself to benefit from improvements in household finances on account of expected lower interest rates, which will enable more low-mid income families to enroll students in their programs. The company could also see reduced interest payment burdens and potentially benefit from any increase in government-sponsored tuition support programs. B3, a stock market operator, is also seen as a beneficiary of potentially lower rates as the relative investment appeal of equities might go up in relation to fixed income in an easing environment, boosting its trading volumes.

On the flip side, our Chinese or China-exposed holdings such as Full Truck Alliance, a Chinese freight marketplace operator, and JD Health, a leading Chinese online pharmacy company, detracted as the market worried about the slow pace of the Chinese economic recovery. We remain positive about the long-term prospects of these companies and our base case remains a steady, not spectacular, recovery of China’s economy over the coming quarters.

Notable Portfolio Changes

We initiated a position in Aguas Andinas, a leading water utilities company in Chile, which provides services for water collection, and the production, transportation and distribution of drinking water as well as sewage collection, treatment and disposal. It operates under a unique regulatory environment in Chile that uses a model greenfield company method to set tariffs. This has incentivized strong investments into the water and sewage infrastructure and has enabled Chile to achieve drinking and sewage water treatment standards that are among the highest in the world. The company also offers steady growth and an attractive dividend yield. During the period, we exited a small residual position in Xinyi Glass, a China glass manufacturer.

Outlook

The U.S. Fed’s interest rate-strategy and the market’s expectation of its evolution have been the most important variables impacting the performance of emerging markets over the last few quarters. With the Fed seemingly coming close to the end of its rate-hiking cycle, the focus will now shift to assessing the cumulate impact of all the hikes on economic growth prospects over the coming quarters.

Like during the first half, our focus in the second half of 2023 will be on assessing how China’s economic recovery and growth prospects play out and how they might affect the dynamics of other emerging markets. Russia’s invasion of Ukraine and its effect on energy prices—alongside OPEC’s (Organization of the Petroleum Exporting Countries) persistent efforts to keep prices high—will also need ongoing, careful monitoring although to a lesser extent than in 2022.

Over the coming years, we expect the emerging markets gross domestic product (GDP) growth-differential with developed markets to improve from a 23-year low reached in 2022. This development, alongside relatively attractive valuations, should potentially lend support to better equity performance against developed markets compared with the last decade.

Finally, since our inception over eight years ago, we have viewed sustainability investing as a synonym for long-term investing. Our approach focuses on investing in companies that are well-positioned to embrace global, multidecadal trends, including addressing critical challenges like climate change and inclusive development. These companies also often tend to be good in identifying and proactively addressing long-terms risk to their businesses. Emerging markets, we believe, are key destination for sustainable investment themes that offer attractive opportunities for alpha generation.

COUNTRY ALLOCATION (%)[6,7]
China/Hong Kong	38.9
India	18.8
South Korea	11.2
Taiwan	8.8
Brazil	7.4
Poland	3.2
United States	2.7
Saudi Arabia	1.7
Vietnam	1.5
Jordan	1.2
Romania	1.1
Indonesia	0.9
Estonia	0.9
Chile	0.8
Bangladesh	0.7
Cash and Other Assets, Less Liabilities	0.3

SECTOR ALLOCATION (%)[7]
Information Technology	21.6
Financials	20.7
Industrials	19.5
Consumer Discretionary	11.8
Health Care	9.6
Consumer Staples	7.6
Real Estate	3.9
Communication Services	3.4
Utilities	1.7
Cash and Other Assets, Less Liabilities	0.3

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	18.7
Large Cap ($10B-$25B)	22.3
Mid Cap ($3B-10B)	34.5
Small Cap (under $3B)	24.2
Cash and Other Assets, Less Liabilities	0.3

6	Not all countries are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

matthewsasia.com | 800.789.ASIA	15

Matthews Emerging Markets Sustainable Future Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.5%

	Shares	Value

CHINA/HONG KONG: 38.9%
Legend Biotech Corp. ADR[b]	187,690	$12,956,241

Full Truck Alliance Co., Ltd. ADR[b]	1,910,620	11,884,056

JD Health International, Inc.[b,c,d]	1,857,500	11,798,548

Meituan B Shares[b,c,d]	729,100	11,432,957

Contemporary Amperex Technology Co., Ltd. A Shares	204,500	6,456,321

Airtac International Group	178,000	5,882,659

Lam Research Corp.	7,683	4,939,093

Flat Glass Group Co., Ltd. H Shares	1,089,000	3,733,908

Ginlong Technologies Co., Ltd. A Shares[b]	246,600	3,545,596

Zhihu, Inc. ADR[b]	2,945,436	3,328,343

Medlive Technology Co., Ltd.[c,d]	3,200,000	2,866,095

Hong Kong Exchanges & Clearing, Ltd.	70,300	2,663,597

OPT Machine Vision Tech Co., Ltd. A Shares	83,485	1,898,587

China Conch Venture Holdings, Ltd.	1,436,500	1,876,888

Silergy Corp.	145,000	1,806,293

Centre Testing International Group Co., Ltd. A Shares	655,100	1,759,529

Hangzhou Tigermed Consulting Co., Ltd. A Shares[b]	185,776	1,652,084

Wuxi Biologics Cayman, Inc.[b,c,d]	319,000	1,533,131

Innovent Biologics, Inc.[b,c,d]	378,500	1,437,674

Zhejiang HangKe Technology, Inc., Co. A Shares	243,734	1,026,825

Morimatsu International Holdings Co., Ltd.[b,d]	1,084,000	894,017

CSPC Pharmaceutical Group, Ltd.	216,960	188,816

Total China/Hong Kong		95,561,258

INDIA: 18.8%
Bandhan Bank, Ltd.[b,c,d]	5,297,534	15,674,692

Shriram Finance, Ltd.	698,597	14,808,818

Indus Towers, Ltd.[b]	2,153,796	4,321,814

Phoenix Mills, Ltd.	195,459	3,728,680

Mahindra & Mahindra, Ltd.	203,091	3,608,395

Marico, Ltd.	429,919	2,786,554

UNO Minda, Ltd.	190,461	1,352,774

Total India		46,281,727

TAIWAN: 8.8%
M31 Technology Corp.	165,000	5,164,178

Andes Technology Corp.	326,000	5,008,241

Poya International Co., Ltd.	225,477	4,298,823

Elite Material Co., Ltd.	444,000	3,487,281

Formosa Sumco Technology Corp.	403,000	2,179,636

Sporton International, Inc.	196,448	1,606,008

Total Taiwan		21,744,167

BRAZIL: 7.4%
YDUQS Participacoes SAb	2,031,400	8,408,660

B3 SA - Brasil Bolsa Balcao	2,571,000	7,844,766

NU Holdings, Ltd. Class Ab	237,640	1,874,980

Total Brazil		18,128,406

	Shares	Value

SOUTH KOREA: 7.0%
Ecopro BM Co., Ltd.	47,722	$9,078,111

Solus Advanced Materials Co., Ltd.	115,014	3,256,522

Eugene Technology Co., Ltd.	119,419	3,103,166

Samsung SDI Co., Ltd.	3,079	1,572,244

LG Energy Solution, Ltd.[b]	498	209,953

Total South Korea		17,219,996

POLAND: 3.1%
Jeronimo Martins SGPS SA	150,401	4,143,334

InPost SAb	334,507	3,630,293

Total Poland		7,773,627

UNITED STATES: 2.7%
Micron Technology, Inc.	105,300	6,645,483

Total United States		6,645,483

SAUDI ARABIA: 1.7%
Saudi Tadawul Group Holding Co.	84,607	4,259,080

Total Saudi Arabia		4,259,080

VIETNAM: 1.5%
Nam Long Investment Corp.	2,565,039	3,598,183

Total Vietnam		3,598,183

JORDAN: 1.2%
Hikma Pharmaceuticals PLC	125,267	3,014,522

Total Jordan		3,014,522

ROMANIA: 1.1%
Banca Transilvania SA	573,157	2,617,092

Total Romania		2,617,092

ESTONIA: 0.9%
Enefit Green AS	474,035	2,256,188

Total Estonia		2,256,188

INDONESIA: 0.9%
PT Summarecon Agung Tbk	49,500,191	2,181,721

Total Indonesia		2,181,721

CHILE: 0.8%
Aguas Andinas SA Class A	5,423,989	1,880,710

Total Chile		1,880,710

BANGLADESH: 0.7%
BRAC Bank, Ltd.	3,657,902	1,092,163

GrameenPhone, Ltd.	266,417	644,248

Total Bangladesh		1,736,411

TOTAL COMMON EQUITIES		234,898,571

(Cost $221,648,154)

16	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES: 4.2%

	Shares	Value

SOUTH KOREA: 4.2%
Samsung SDI Co., Ltd., Pfd.	41,656	$10,213,478

Total South Korea		10,213,478

TOTAL PREFERRED EQUITIES		10,213,478

(Cost $ 11,238,090)

TOTAL INVESTMENTS: 99.7%		245,112,049
(Cost $ 232,886,244)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		736,522

NET ASSETS: 100.0%		$245,848,571

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $44,743,097, which is 18.20% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	17

PORTFOLIO MANAGERS

Vivek Tanneeru
Lead Manager

Jeremy Sutch, CFA	Alex Zarechnak
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MSMLX	MISMX
CUSIP	577125206	577125867
Inception	9/15/08	4/30/13
NAV	$26.31	$26.29
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.49%	1.37%
After Fee Waiver and Reimbursement[2]	1.37%	1.15%
Portfolio Statistics
Total # of Positions		71
Net Assets		$506.4 million
Weighted Average Market Cap		$4.5 billion
Portfolio Turnover[3]		27.9%
Benchmark
MSCI Emerging Markets Small Cap Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in emerging market countries. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe. The Fund defines Small Companies as companies with market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark, the MSCI Emerging Markets Small Cap Index.

Matthews Emerging Markets Small Companies Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Emerging Markets Small Companies Fund returned 14.00% (Investor Class) and 14.11% (Institutional Class), while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 10.73% over the same period. For the quarter ending June 30, 2023, the Fund returned 8.05% (Investor Class) and 8.10% (Institutional Class), while the benchmark returned 6.53%.

Market Environment

There were two key developments during the first six months of the year. Firstly, the market has been surprised by the persistence of higher inflation and as a result peak interest rate expectations in the western world have been steadily revised up. Secondly, there was the market’s excitement about the potential of artificial intelligence (AI), with the release of very successful, large language and stable diffusion models and blowout quarterly results and guidance from NVIDIA, a key player in the space, which together triggered a reassessment of the growth prospects of large tech companies. This led to a very top-heavy performance of equity markets, in the U.S. in particular.

During the period, the attractiveness of large emerging markets also came into focus as they were relatively well positioned from an inflation perspective, with either low inflation or high real interest rates. Latin American currencies like the Columbian peso, Mexican peso, Brazilian real, Chilean peso and Peruvian sol performed well against the U.S. dollar while currencies in inflation-hit countries like Turkey and Argentina performed poorly.

Brazil, after aggressively raising interest rates to fight inflation starting in early 2021, has seemingly reached the top of the rate cycle. With the potential moderation in inflation in sight, the market has taken a positive view on the trajectory of rates from here and the potential boost lower rates could provide the economy.

In the first half, Greece, Saudi Arabia and Hungary, alongside Brazil, were among the best performing markets in the MSCI Emerging Markets Small Cap Index, while China, Turkey, Thailand and South Africa were the worst performers. From a sector perspective, IT and industrials were the best performers while energy and real estate were the weakest.

Performance Contributors and Detractors

From a country perspective, our stock selections in South Korea, Brazil and India were the biggest contributors to relative performance in the first half of the year. Our underweight to Thailand and lack of exposure to South Africa also contributed. On the other hand, despite our positive stock selection, our overweight to China was the biggest detractor amid negative sentiment over the country’s uneven economy recovery and geopolitical tensions. Our underweight to Taiwan was also a detractor. At the sector level, stock selections in financials and consumer discretionary were the top contributors while our underweight to consumer staples also had a positive impact. On the flip side, selections in IT and an overweight and selections in health care were the biggest detractors.

(continued)

1	Prospectus expense ratios.
2

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.15% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.15% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.15%. If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2024 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

3	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

18	MATTHEWS ASIA FUNDS

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MSMLX)[4]	8.05%	14.00%	16.06%	14.75%	10.09%	7.97%	11.18%		09/15/08
Institutional Class (MISMX)[4]	8.10%	14.11%	16.27%	14.98%	10.31%	8.20%	7.68%		04/30/13
MSCI Emerging Markets Small Cap Index[5]	6.53%	10.73%	13.93%	14.28%	5.40%	5.02%	6.64%	[6]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

4	Before April 30, 2021, the Fund was managed with a different investment strategy and may have achieved different performance results for periods before that date with its current investment strategy.

5

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition. Effective April 30, 2021, in connection with changes to the Fund’s name and principal investment strategy, the primary benchmark changed from the MSCI All Country Asia ex Japan Small Cap Index to the MSCI Emerging Markets Small Cap Index.

6	Calculated from 9/15/08.

TOP TEN HOLDINGS[7]
Name	Sector	Country	% Net Assets
Shriram Finance, Ltd.	Financials	India	6.4%
Bandhan Bank, Ltd.	Financials	India	5.9%
Legend Biotech Corp.	Health Care	China/Hong Kong	5.1%
Ecopro BM Co., Ltd.	Industrials	South Korea	4.6%
YDUQS Participacoes SA	Consumer Discretionary	Brazil	3.5%
Hugel, Inc.	Health Care	South Korea	2.8%
Full Truck Alliance Co., Ltd.	Industrials	China/Hong Kong	2.8%
M31 Technology Corp.	Information Technology	Taiwan	2.5%
Phoenix Mills, Ltd.	Real Estate	India	2.5%
Parque Arauco SA	Real Estate	Chile	2.3%
TOTAL			38.4%

7	Holdings may combine more than one security from same issuer and related depositary receipts.

matthewsasia.com | 800.789.ASIA	19

Matthews Emerging Markets Small Companies Fund

Portfolio Manager Commentary  (unaudited) (continued)

At the holdings level, Brazilian company YDUQS was among the top contributors. YDUQS, a leading on-campus and distance-learning education company, navigated the COVID-19 related-slowdown successfully and has positioned itself to benefit from improvements in household finances on account of expected lower interest rates, which will enable more low-mid income families to enroll students in its programs. The company could also see reduced interest payment burdens and potentially benefit from any increase in government-sponsored tuition support programs. On the flip side, our Chinese or China-exposed holdings such as Silergy, a Taiwanese analog semiconductor company, Hugel, a South Korean botulin toxin maker, and Hainan Meilan International Airport, a Chinese airport operator, were among the biggest detractors as the market worried about the slow pace of the Chinese economic recovery. We remain positive about the long-term prospects of these companies and our base case remains a steady, not spectacular, recovery of the Chinese economy over the coming quarters.

Notable Portfolio Changes

We initiated a position in Aguas Andinas, a leading water utilities company in Chile, which provides services for water collection, and the production, transportation and distribution of drinking water as well as sewage collection, treatment and disposal. It operates under a unique regulatory environment in Chile that uses a model greenfield company method to set tariffs. This has incentivized strong investments into the water and sewage infrastructure and has enabled Chile to achieve drinking and sewage water treatment standards that are among the highest in the world. The company also offers steady growth and an attractive dividend yield. In the period we exited Lemon Tree, an Indian mid-market hotel chain operator, to take profits, and sold our position in Bank Tabungan Negara in Indonesia to deploy capital elsewhere.

Outlook

The U.S. Fed’s interest rate strategy and the market’s expectation of its evolution were the most important variables impacting the performance of emerging markets over the last few quarters. With the Fed seemingly coming close to the end of the interest rate hiking cycle, the focus will now shift to assessing the cumulate impact of all the rate hikes on economic growth prospects over the coming quarters.

Like during the first half, our focus in the second half of 2023 will be on assessing how China’s economic recovery and growth prospects play out and how they might affect the dynamics of other emerging markets. And Russia’s invasion of Ukraine and its effect on energy prices—alongside OPEC’s (Organization of the Petroleum Exporting Countries) persistent efforts to keep the prices high—will need ongoing, careful monitoring; although to a lesser extent than in 2022.

Over the coming years, we expect the emerging markets gross domestic product (GDP) growth-differential with developed markets to improve from a 23-year low reached in 2022. This development, alongside relatively attractive valuations, should potentially lend support to better equity performance against developed markets compared with the last decade.

As the global economy wades through a tricky 2023, we believe small companies in emerging markets offer long-term growth opportunities given their innovation and domestic consumption orientation. We continue to find quality businesses at attractive valuations in this asset class.

COUNTRY ALLOCATION (%)[8,9]
China/Hong Kong	27.9
India	21.0
Taiwan	10.6
South Korea	10.0
Brazil	8.6
Vietnam	5.3
Chile	4.8
Philippines	2.4
Indonesia	2.3
United Arab Emirates	1.7
Poland	1.4
Mexico	1.0
Turkey	0.8
Thailand	0.7
Bangladesh	0.6
Russia	0.0
Cash and Other Assets, Less Liabilities	1.0

SECTOR ALLOCATION (%)[9]
Industrials	23.9
Financials	20.3
Information Technology	17.5
Consumer Discretionary	13.7
Health Care	11.7
Real Estate	7.2
Communication Services	1.8
Materials	1.0
Consumer Staples	0.9
Utilities	0.9
Cash and Other Assets, Less Liabilities	1.0

MARKET CAP EXPOSURE (%)[9,10]
Mega Cap (over $25B)	0.0
Large Cap ($10B-$25B)	11.7
Mid Cap ($3B-10B)	38.0
Small Cap (under $3B)	49.3
Cash and Other Assets, Less Liabilities	1.0

8	Not all countries where the Fund may invest are included in the benchmark index.

9

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

10

The Fund defines Small Companies as companies with market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark, the MSCI Emerging Markets Small Cap Index.

20	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Small Companies Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.8%

	Shares	Value

CHINA/HONG KONG: 27.9%
Legend Biotech Corp. ADR[b]	373,276	$25,767,242

Full Truck Alliance Co., Ltd. ADR[b]	2,245,425	13,966,543

Silergy Corp.	925,000	11,522,905

Airtac International Group	284,431	9,400,059

Zhihu, Inc. ADR[b]	8,191,572	9,256,476

Ginlong Technologies Co., Ltd. A Shares[b]	481,506	6,923,057

Flat Glass Group Co., Ltd. H Shares	1,859,000	6,374,045

Xtep International Holdings, Ltd.	6,155,000	6,300,037

Tongcheng Travel Holdings, Ltd.[b,c]	2,562,400	5,382,215

Medlive Technology Co., Ltd.[c,d]	5,452,000	4,883,109

Beijing Capital International Airport Co., Ltd. H Shares[b]	7,522,000	4,881,766

Peijia Medical, Ltd.[b,c,d]	6,090,000	4,802,374

Hainan Meilan International Airport Co., Ltd. H Shares[b]	3,479,000	4,330,027

AK Medical Holdings, Ltd.[c,d]	4,246,000	3,699,919

SITC International Holdings Co., Ltd.	1,800,000	3,296,107

OPT Machine Vision Tech Co., Ltd. A Shares	138,447	3,148,513

Innovent Biologics, Inc.[b,c,d]	770,500	2,926,626

CIFI Ever Sunshine Services Group, Ltd.[c,e]	8,858,000	2,653,104

Zhejiang HangKe Technology, Inc. Co. A Shares	589,513	2,481,591

Morimatsu International Holdings Co., Ltd.[b,c]	2,887,000	2,381,020

Ginlong Technologies Co., Ltd. A Shares[b]	163,310	2,346,202

Centre Testing International Group Co., Ltd. A Shares	865,974	2,324,075

Centre Testing International Group Co., Ltd. A Shares	585,338	1,572,156

Tam Jai International Co., Ltd.	3,447,000	794,091

Total China/Hong Kong		141,413,259

INDIA: 21.0%
Shriram Finance, Ltd.	1,528,896	32,409,447

Bandhan Bank, Ltd.[b,c,d]	10,170,281	30,092,496

Phoenix Mills, Ltd.	652,201	12,441,736

Finolex Cables, Ltd.	1,078,159	11,306,864

Barbeque Nation Hospitality, Ltd.[b]	589,248	4,751,852

UNO Minda, Ltd.	566,514	4,023,739

HEG, Ltd.	177,008	3,525,813

Rainbow Children’s Medicare, Ltd.	276,911	3,253,027

Radico Khaitan, Ltd.	206,625	3,047,992

Marico, Ltd.	254,966	1,652,582

Total India		106,505,548

TAIWAN: 10.6%
M31 Technology Corp.	407,000	12,738,306

Andes Technology Corp.	634,000	9,739,952

Wiwynn Corp.[e]	126,000	5,859,731

Elite Material Co., Ltd.	731,000	5,741,448

Yageo Corp.	350,124	5,546,813

Poya International Co., Ltd.	289,610	5,521,548

ASPEED Technology, Inc.	52,000	4,789,448

Formosa Sumco Technology Corp.	731,000	3,953,633

Total Taiwan		53,890,879

SOUTH KOREA: 10.0%
Ecopro BM Co., Ltd.	121,948	23,198,054

Hugel, Inc.[b]	168,202	14,113,004

Eugene Technology Co., Ltd.	268,110	6,966,980

	Shares	Value

Solus Advanced Materials Co., Ltd.	216,643	$6,134,059

Total South Korea		50,412,097

BRAZIL: 6.3%
YDUQS Participacoes SAb	4,250,900	17,595,931

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,942,200	9,970,353

Vivara Participacoes SA	767,800	4,566,840

Total Brazil		32,133,124

VIETNAM: 5.3%
Military Commercial Joint Stock Bank	10,703,722	9,211,389

Mobile World Investment Corp.	4,206,714	7,752,043

FPT Corp.	1,721,238	6,287,227

Nam Long Investment Corp.	2,386,132	3,347,216

Total Vietnam		26,597,875

CHILE: 4.8%
Parque Arauco SA	7,244,351	11,646,910

Lundin Mining Corp.	663,000	5,194,897

Aguas Andinas SA Class A	12,721,367	4,410,998

Banco de Credito e Inversiones SA	101,620	3,105,047

Total Chile		24,357,852

PHILIPPINES: 2.4%
Cebu Air, Inc.[b]	10,386,400	7,063,463

GT Capital Holdings, Inc.	533,000	4,981,038

Total Philippines		12,044,501

INDONESIA: 2.3%
PT Summarecon Agung Tbk	148,173,416	6,530,742

PT Mitra Adiperkasa Tbk[b]	47,495,800	5,360,402

Total Indonesia		11,891,144

UNITED ARAB EMIRATES: 1.7%
Network International Holdings PLC[b,c,d]	1,755,334	8,551,496

Total United Arab Emirates		8,551,496

POLAND: 1.4%
InPost SAb	647,686	7,029,120

Total Poland		7,029,120

MEXICO: 1.0%
Banco del Bajio SAc,d	1,622,500	4,930,914

Total Mexico		4,930,914

TURKEY: 0.8%
Ford Otomotiv Sanayi AS	142,109	4,128,839

Total Turkey		4,128,839

THAILAND: 0.7%
Siam Wellness Group Public Co., Ltd. F Shares[b]	10,109,900	3,368,188

Total Thailand		3,368,188

matthewsasia.com | 800.789.ASIA	21

Matthews Emerging Markets Small Companies Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

BANGLADESH: 0.6%
BRAC Bank, Ltd.	9,498,906	$2,836,150

Total Bangladesh		2,836,150

RUSSIA: 0.0%
Moscow Exchange MICEX-RTS PJSC[b,e]	2,101,250	23,478

TCS Group Holding PLC GDR[b,c,e]	62,962	1,259

HeadHunter Group PLC ADR[b,e]	15,800	316

Total Russia		25,053

TOTAL COMMON EQUITIES		490,116,039

(Cost $447,882,049)

PREFERRED EQUITIES: 2.2%

BRAZIL: 2.2%
Banco Pan SA, Pfd.	5,972,500	11,413,136

Total Brazil		11,413,136

TOTAL PREFERRED EQUITIES		11,413,136

(Cost $9,168,254)

TOTAL INVESTMENTS: 99.0%		501,529,175
(Cost $457,050,303)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		4,875,002

NET ASSETS: 100.0%		$506,404,177

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $59,886,934, which is 11.83% of net assets.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $8,537,888 and 1.69% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

PJSC	Public Joint Stock Co.

See accompanying notes to financial statements.

22	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Taizo Ishida
Lead Manager

Michael J. Oh, CFA	Peeyush Mittal, CFA
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MPACX	MIAPX
CUSIP	577130867	577130776
Inception	10/31/03	10/29/10
NAV	$20.63	$20.91
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.13%	0.98%
Portfolio Statistics
Total # of Positions		47
Net Assets		$575.0 million
Weighted Average Market Cap		$97.1 billion
Portfolio Turnover[2]		47.5%
Benchmark
MSCI AC Asia Pacific Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia. Asia consists of all countries and markets in Asia, and includes developed, emerging and frontier countries and markets in the Asian region. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies.

Matthews Asia Growth Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Asia Growth Fund returned –1.01% (Investor Class) and
–0.95% (Institutional Class), while its benchmark, the MSCI All Country Asia Pacific Index, returned 6.35% over the same period. For the quarter ending June 30, 2023, the Fund returned –3.69% (Investor Class) and –3.64% (Institutional Class), while the benchmark returned 1.43%.

Market Environment

The story of 2023’s first half has inarguably been about China. The year started on a positive note as markets anticipated that China’s lifting of zero-COVID would meaningfully boost economic activity—but the anticipation quickly faded as China’s economy struggled to regain its footing and domestic sentiment proved a meaningful drag. Consequently, China’s market returns have been negative year-to-date. Further weighing on China’s macro picture has been the property market, which has contributed to dour sentiment as many Chinese hold their wealth via real estate. Property market downturns make many Chinese citizens feel relatively poorer which decreases the likelihood they will spend money and help the economy.

Beyond China’s shores, the macroeconomic picture hasn’t been much better with much of the West (notably the U.S. and Europe) still battling inflation—an extended effort that has resulted in notably higher interest rates. If there is a bright spot, it may be Japan where the markets are improving thanks to fundamentals which appear to be turning for the first time in several decades. Spurred on by the Tokyo Stock Exchange, Japan-domiciled companies are finally working to improve their price-to-book ratios via share buybacks. Many Japanese companies have also increased their dividend payout ratios, improving their value to shareholders. In our view, these changes are meaningful and substantive and we believe Japan may be at the beginning of long-needed structural change. Another market offering encouragement has been India, which is benefiting in part from moves by some companies to make their supply chains less dependent on China.

Performance Contributors and Detractors

Regionally, our overweight and stock selection in China was the biggest detractor to relative performance in the first half of the year. Our underweight to Taiwan—a relative bright spot given ongoing geopolitical tensions around the semiconductor industry—was also a large detractor. Our holdings in Japan, while positive on an absolute basis, trailed the benchmark and detracted from performance. On the flip side, our stock selection in Indonesia and our overweight to India were strong contributors to performance.

At the sector level, relative weakness was concentrated in our health care exposure—which detracted from performance due to our overweight position and stock selections. Our selections in consumer discretionary and industrials, and our underweight in IT also detracted. Conversely, our stock selections in financials were a source of relative strength, as were our materials holdings.

At the individual holdings level, JD.com and InnoCare Pharma were among our bottom contributors in the first half. Chinese e-commerce giant JD.com suffered as Chinese consumers were slow to increase consumption in the wake of zero-COVID’s lifting. Though many investors have seemingly soured on the outlook, we maintain our conviction in the company’s quality and are attracted to its solid balance sheet with ample cash. Shares of China-based InnoCare Pharma declined sharply following the company’s announcement that its exclusive global

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	23

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MPACX)	-3.69%	-1.01%	-3.65%	-8.55%	-3.18%	2.99%	6.53%		10/31/03
Institutional Class (MIAPX)	-3.64%	-0.95%	-3.47%	-8.41%	-3.03%	3.17%	3.81%		10/29/10
MSCI AC Asia Pacific Index[3]	1.43%	6.35%	6.44%	3.81%	2.38%	5.04%	6.15%	[4]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4	Calculated from 10/31/03.

TOP TEN HOLDINGS[5]
Name	Sector	Country	% Net Assets
PT Bank Rakyat Indonesia Persero Tbk	Financials	Indonesia	5.2%
HDFC Bank, Ltd.	Financials	India	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	Information Technology	Taiwan	4.5%
Sony Group Corp.	Consumer Discretionary	Japan	4.1%
Tencent Holdings, Ltd.	Communication Services	China/Hong Kong	4.1%
Hitachi, Ltd.	Industrials	Japan	4.0%
Keyence Corp.	Information Technology	Japan	3.5%
Innovent Biologics, Inc.	Health Care	China/Hong Kong	3.4%
Daiichi Sankyo Co., Ltd.	Health Care	Japan	3.3%
Alibaba Group Holding, Ltd.	Consumer Discretionary	China/Hong Kong	3.0%
TOTAL			40.1%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

24	MATTHEWS ASIA FUNDS

COUNTRY ALLOCATION (%)[6,7]
Japan	43.7
China/Hong Kong	25.1
India	15.0
Indonesia	5.2
Taiwan	4.5
Australia	3.6
Singapore	1.2
Cash and Other Assets, Less Liabilities	1.8

SECTOR ALLOCATION (%)[7]
Consumer Discretionary	22.8
Health Care	18.6
Financials	17.0
Information Technology	12.4
Industrials	9.0
Communication Services	7.7
Consumer Staples	4.1
Energy	3.5
Materials	3.3
Cash and Other Assets, Less Liabilities	1.8

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	62.5
Large Cap ($10B-$25B)	18.5
Mid Cap ($3B-10B)	8.4
Small Cap (under $3B)	8.9
Cash and Other Assets, Less Liabilities	1.8

6	Not all countries where the Fund may invest are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Asia Growth Fund

Portfolio Manager Commentary  (unaudited) (continued)

licensing (ex-China) agreement with the U.S.’s Biogen to develop and market a BTK inhibitor for multiple sclerosis had been discontinued. As a result, we exited our position.

Among our top individual contributors were Legend Biotech and Shin-Etsu Chemical. China-based biopharmaceutical Legend Biotech has developed arguably a best-in-class CAR T-cell therapy for cancer—an area with few competitors. Given the company’s solid fundamentals, we like the outlook from here and its positioning in the space. Shares of Shin-Etsu Chemical, a premier Japanese semiconductor wafer company with large global market share, rose on the back of strength in semiconductor stocks. We favor the company’s solid fundamentals despite its exposure to the U.S. housing market as a dominant PVC maker.

Notable Portfolio Changes

During the last quarter, we initiated positions in Toyota and Mahindra & Mahindra. Japanese automaker Toyota has solid fundamentals, a long history as one of Japan’s premier companies and is exposed to the ongoing transition to electric vehicles (EVs). Similarly, Mahindra & Mahindra is an India-based automaker specializing in SUVs—a growing vehicle category in India which we expect to boost the company’s sales in the period ahead.

In addition to exiting InnoCare Pharma, we sold our positions in Taiwanese power management chip company Silergy and long-time holding Vietnam Dairy Products following conversations with both companies’ management teams which weakened our confidence in their outlooks. We opted to redeploy our capital into more compelling opportunities.

Outlook

We don’t have a crystal ball that can tell us what will happen in China, which continues to be the primary concern. Many have called a bottom several times in China’s market only to see it decline further. It’s hard to see much of a reason for sentiment in China to shift meaningfully in the near term. The likelihood the government can effect a quick turnaround seems low. We think, however, that an uptick in initial public offerings in the Hong Kong market should encourage global investors to participate in the market in the next three to six months.

Elsewhere, we are encouraged by the progress we’re seeing in Japan and expect it to continue along its current structural change path. Compounding our enthusiasm are valuations which, though certainly higher in the wake of the recent market rally, remain relatively cheap, in our view. By way of contrast, India, which also remains a relative bright spot, has much higher, and consequently less attractive, valuations. As we’ve gained confidence in Japan and its companies’ fundamentals, we’ve decreased our exposure to China while increasing our Japan holdings.

Over the next six months, we would like to think sentiment will gradually improve—and that perhaps the rate-hike cycle will conclude in the West and markets will find more reasons to continue climbing the proverbial wall of worry. We will certainly watch with interest and are prepared to position the portfolio accordingly as events unfold.

matthewsasia.com | 800.789.ASIA	25

Matthews Asia Growth Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.2%

	Shares	Value

JAPAN: 43.7%
Sony Group Corp.	263,900	$23,822,309

Hitachi, Ltd.	369,300	22,961,784

Keyence Corp.	42,800	20,336,707

Daiichi Sankyo Co., Ltd.	602,100	19,131,292

Shin-Etsu Chemical Co., Ltd.	520,500	17,394,046

Toyota Motor Corp.	1,064,300	17,105,524

Japan Elevator Service Holdings Co., Ltd.	1,194,100	15,710,262

Sumitomo Mitsui Financial Group, Inc.	312,100	13,376,434

Kyoritsu Maintenance Co., Ltd.	306,500	11,653,107

ORIX Corp.	597,000	10,887,011

SoftBank Group Corp.	221,000	10,422,275

Unicharm Corp.	274,900	10,222,127

SHIFT, Inc.[b]	52,100	9,550,378

Sega Sammy Holdings, Inc.	413,200	8,851,896

Disco Corp.	54,800	8,688,321

Amvis Holdings, Inc.	332,100	7,559,887

Asahi Intecc Co., Ltd.	375,500	7,392,829

OBIC Business Consultants Co., Ltd.	182,000	6,668,669

PeptiDream, Inc.[b]	323,400	4,854,783

giftee, Inc.[b]	229,300	2,993,967

Tokyo Ohka Kogyo Co., Ltd.	25,800	1,582,302

Total Japan		251,165,910

CHINA/HONG KONG: 25.1%
Tencent Holdings, Ltd.	559,400	23,719,220

Innovent Biologics, Inc.[b,c,d]	5,108,000	19,401,951

Alibaba Group Holding, Ltd.[b]	1,682,900	17,518,704

BeiGene, Ltd. ADR[b]	92,309	16,458,695

Legend Biotech Corp. ADR[b]	197,969	13,665,800

Shenzhen Inovance Technology Co., Ltd. A Shares	1,457,312	12,906,868

BYD Co., Ltd. H Shares	200,000	6,412,932

Meituan B Shares[b,c,d]	379,660	5,953,417

JD.com, Inc. Class A	338,135	5,766,746

H World Group, Ltd.[b]	1,438,000	5,572,780

JD Health International, Inc.[b,c,d]	803,350	5,102,753

PDD Holdings, Inc. ADR[b]	65,408	4,522,309

Wuxi Biologics Cayman, Inc.[b,c,d]	898,500	4,318,240

Hangzhou Tigermed Consulting Co., Ltd. H Shares[c,d]	510,600	2,917,628

Total China/Hong Kong		144,238,043

INDIA: 14.9%
HDFC Bank, Ltd.	1,372,120	28,475,355

Bajaj Finance, Ltd.	169,997	14,889,364

Maruti Suzuki India, Ltd.	109,176	13,057,319

Reliance Industries, Ltd.	350,058	10,911,689

Mahindra & Mahindra, Ltd.	599,040	10,643,371

Dabur India, Ltd.	1,156,571	8,090,372

Total India		86,067,470

	Shares	Value

INDONESIA: 5.2%
PT Bank Rakyat Indonesia Persero Tbk	81,846,800	$29,881,584

Total Indonesia		29,881,584

TAIWAN: 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	140,119	14,140,809

Taiwan Semiconductor Manufacturing Co., Ltd.	630,000	11,638,200

Total Taiwan		25,779,009

AUSTRALIA: 3.6%
CSL, Ltd.	62,155	11,509,788

Woodside Energy Group, Ltd.	397,612	9,197,393

Total Australia		20,707,181

SINGAPORE: 1.2%
Sea, Ltd. ADR[b]	120,393	6,987,610

Total Singapore		6,987,610

TOTAL INVESTMENTS: 98.2%		564,826,807

(Cost $546,332,239)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%		10,204,543

NET ASSETS: 100.0%		$575,031,350

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $37,693,989, which is 6.56% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

26	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Sharat Shroff, CFA	Inbok Song
Lead Manager	Lead Manager

Winnie Chwang	Andrew Mattock, CFA
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MAPTX	MIPTX
CUSIP	577130107	577130834
Inception	9/12/94	10/29/10
NAV	$19.91	$19.92
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.10%	0.97%
After Fee Waiver and Reimbursement[2]	1.09%	0.96%
Portfolio Statistics
Total # of Positions		51
Net Assets		$3.6 billion
Weighted Average Market Cap		$126.2 billion
Portfolio Turnover[3]		5.6%
Benchmark
MSCI AC Asia ex Japan Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging and frontier countries and markets in the Asian region.

Matthews Pacific Tiger Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Pacific Tiger Fund returned –1.24% (Investor Class) and –1.19% (Institutional Class), while its benchmark, the MSCI All Country Asia ex Japan Index, returned 3.19% over the same period. For the quarter ending June 30, 2023, the Fund returned –5.33% (Investor Class) and –5.32% (Institutional Class), while the benchmark returned –1.14%.

Market Environment

The Asian markets have been on a roller coaster largely because of the gyrations in Chinese equities as the post-COVID boost to the local economy is proving to be more gradual than previously expected. China lagged considerably as market participants remained underwhelmed with the pace of China’s recovery which has proven to be more ‘slow and steady’ than a ‘consumption led boom.’ As a result, Chinese equities were one of the worst performing during the quarter, and for the first half of the year. In addition, pessimistic sentiment in China has pushed the Chinese currency to its weakest level since October 2022, and close to its five-year low versus the U.S. dollar. Contrary to expectations earlier in the year, Taiwanese and South Korean equities outperformed the rest of the region on the back of hopes for a recovery in semiconductor demand, and benign valuations.

Property and consumer stocks were among the weaker sectors year-to-date, largely reflecting the tepid recovery in China. Small caps outperformed large caps as ongoing geopolitical risks continued to push up the embedded risk-premium in overseas listed Chinese American Depository Receipts (ADRs), many of which are larger sized stocks. Most of the Asian currencies weakened as rising interest rates spurred the U.S. dollar, while central banks in Asia have largely stopped raising rates.

Performance Contributors and Detractors

From a country perspective, stock selection in China was the biggest detractor to performance during the quarter and year-to-date period, as the portfolio’s consumer related holdings continued their underperformance amid overall macroeconomic concerns on the pace of consumption recovery. However, we believe these companies are well positioned to lead the economic recovery over time given their resilient earnings. Stock selection in the Philippines also detracted from relative performance during the first half. On the other hand, information technology companies in South Korea and Taiwan contributed positively. The positive performance was attributed to the combination of better-than-expected earnings and clear prospects in terms of demand as shown in the case of a Taiwan-based datacenter component manufacturer. Indian consumer discretionary companies also contributed positively with continued strong earning deliveries.

At the individual holdings level, the top detractors to both relative and absolute performance for the first half of the year came from China, including the leading Chinese duty free shop operator China Tourism Group. While the company went through the normalization process of operations after the pandemic, its earnings improvement was slower than sales as discounting and inventory management takes time. This could be a transitionary adjustment process rather than structural as the company’s market share is intact and management continues to make

(continued)

1	Prospectus expense ratios.
2

Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2024 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

3	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	27

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MAPTX)	-5.33%	-1.24%	-5.73%	0.40%	0.06%	4.43%	7.28%		9/12/94
Institutional Class (MIPTX)	-5.32%	-1.19%	-5.60%	0.53%	0.20%	4.60%	4.12%		10/29/10
MSCI AC Asia ex Japan Index[4]	-1.14%	3.19%	-0.76%	1.49%	1.25%	4.80%	4.09%	[5]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

4

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

5	Calculated from 8/31/94.

TOP TEN HOLDINGS[6]
Name	Sector	Country	% Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	Information Technology	Taiwan	7.3%
Samsung Electronics Co., Ltd.	Information Technology	South Korea	6.2%
Tencent Holdings, Ltd.	Communication Services	China/Hong Kong	4.7%
Alibaba Group Holding, Ltd.	Consumer Discretionary	China/Hong Kong	3.8%
ICICI Bank, Ltd.	Financials	India	3.6%
Meituan	Consumer Discretionary	China/Hong Kong	3.4%
PT Bank Central Asia Tbk	Financials	Indonesia	3.0%
Central Pattana Public Co., Ltd.	Real Estate	Thailand	3.0%
China Resources Beer Holdings Co., Ltd.	Consumer Staples	China/Hong Kong	2.6%
Yum China Holdings, Inc.	Consumer Discretionary	China/Hong Kong	2.6%
TOTAL			40.2%

6	Holdings may combine more than one security from same issuer and related depositary receipts.

28	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund

Portfolio Manager Commentary  (unaudited) (continued)

efforts to improve the company’s product mix. Another notable detractor was the leading food delivery and local service company in China, Meituan. The company executed well during the pandemic and the reopening phase, accelerating its path towards profitability ahead of the management’s original target. However, negative sentiment around the China’s consumption recovery and potential competitive pressure has outweighed this progress, and Meituan’s share price did not react positively.

In contrast, one of the notable contributors was Taiwanese datacenter component manufacturer Accton Technology. As datacenter upgrades continue, especially from global cloud service providers, Accton has been a beneficiary of a secular demand in switches. As some of the supply chain bottlenecks that delayed the product delivery have been resolved, the company’s earning delivery has been robust. Another contributor during the period was India’s leading jeweler, Titan Company. The company delivered good results last year and, against the expectation of potential growth slowdown, Titan continued to deliver robust growth and brand value, helped by retail store expansion and continuous category expansion into watches and eyewear.

Notable Portfolio Changes

The second quarter was a relatively quiet quarter as no major directional shifts were made. We increased the portfolio’s relative concentration in high conviction China names by slowly decreasing the weightings of holdings with less certain growth prospects. With a broad valuation correction in China, we continue to assess new high-quality opportunities. Overall, the biggest active risk in the portfolio is from an overweight to domestic consumption in China. The portfolio remains underweight South Korea reflecting some concerns on the global growth outlook.

Outlook

Despite the divergence in Asia markets year-to-date performance, Asia equity markets are attractively positioned in terms of relative valuation especially with respect to earnings prospects. We expect double-digit earnings growth in China and India over the next two years. As post COVID activity continues to normalize in China, we believe there will be opportunities for domestically oriented growth. For Taiwan and South Korea, a mix of secular growth opportunities in the technology sector together with cyclicality continue to provide stock picking opportunities. With the U.S. Federal Reserve’s interest rate cycle coming into its final stages and a mixed backdrop on global demand, we expect that domestic demand in Asia should show resiliency.

COUNTRY ALLOCATION (%)[7,8]
China/Hong Kong	43.5
Taiwan	16.2
India	16.0
South Korea	10.6
Indonesia	3.0
Thailand	3.0
Philippines	2.5
Vietnam	1.7
Singapore	1.3
Cash and Other Assets, Less Liabilities	2.3

SECTOR ALLOCATION (%)[8]
Information Technology	24.1
Consumer Discretionary	18.0
Financials	17.9
Consumer Staples	8.9
Real Estate	8.9
Industrials	7.7
Communication Services	5.7
Materials	3.4
Utilities	1.9
Health Care	1.3
Cash and Other Assets, Less Liabilities	2.3

MARKET CAP EXPOSURE (%)[8]
Mega Cap (over $25B)	57.7
Large Cap ($10B-$25B)	22.2
Mid Cap ($3B-10B)	15.6
Small Cap (under $3B)	2.2
Cash and Other Assets, Less Liabilities	2.3

7	Not all countries where the Fund may invest are included in the benchmark index.

8

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

matthewsasia.com | 800.789.ASIA	29

Matthews Pacific Tiger Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.7%

	Shares	Value

CHINA/HONG KONG: 43.5%
Tencent Holdings, Ltd.	4,018,600	$170,393,379

Meituan B Shares[b,c,d]	7,959,760	124,816,336

Alibaba Group Holding, Ltd.[c]	11,916,000	124,043,542

China Resources Beer Holdings Co., Ltd.	14,543,775	96,108,506

Yum China Holdings, Inc.	1,698,548	95,967,962

Kweichow Moutai Co., Ltd. A Shares	400,273	93,231,514

AIA Group, Ltd.	9,161,000	93,043,693

Hong Kong Exchanges & Clearing, Ltd.	2,411,400	91,365,560

CITIC Securities Co., Ltd. H Shares	45,848,600	83,367,090

Shenzhen Inovance Technology Co., Ltd. A Shares	8,608,385	76,241,250

China Resources Mixc Lifestyle Services, Ltd.[b,d]	13,470,830	67,100,331

JD.com, Inc. Class A	3,650,157	62,251,851

KE Holdings, Inc. ADR[c]	3,935,772	58,446,214

China Tourism Group Duty Free Corp., Ltd. A Shares	3,399,073	51,839,053

Shandong Sinocera Functional Material

Co., Ltd. A Shares	11,964,928	45,184,672

ENN Energy Holdings, Ltd.	2,981,400	37,291,624

Will Semiconductor Co., Ltd. Shanghai A Shares	2,585,272	35,005,632

StarPower Semiconductor, Ltd. A Shares	1,079,889	32,084,009

Sany Heavy Industry Co., Ltd. A Shares	13,120,461	30,056,426

Wuxi Biologics Cayman, Inc.[b,c,d]	6,077,500	29,208,793

Contemporary Amperex Technology Co., Ltd. A Shares	882,671	27,867,028

JD Logistics, Inc.[b,c,d]	14,340,800	22,454,307

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	449,920	18,603,818

Alibaba Group Holding, Ltd. ADR[c]	160,220	13,354,337

China Lesso Group Holdings, Ltd.	11,633,000	7,666,346

Total China/Hong Kong		1,586,993,273

TAIWAN: 16.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	14,425,000	266,477,832

Chailease Holding Co., Ltd.	10,886,257	71,574,954

Delta Electronics, Inc.	5,162,182	57,209,015

E Ink Holdings, Inc.	7,174,000	52,185,978

Accton Technology Corp.	4,407,000	49,570,843

MediaTek, Inc.	1,945,000	43,054,237

Uni-President Enterprises Corp.	11,072,000	27,146,555

Eclat Textile Co., Ltd.	1,549,000	24,908,379

Total Taiwan		592,127,793

INDIA: 16.0%
ICICI Bank, Ltd.	11,542,014	132,144,370

Titan Co., Ltd.	2,353,563	87,633,709

Pidilite Industries, Ltd.	2,523,498	80,039,891

Housing Development Finance Corp., Ltd.	2,109,831	72,789,768

Ashok Leyland, Ltd.	31,526,160	64,484,364

Tata Consultancy Services, Ltd.	1,552,939	62,750,145

Dabur India, Ltd.	7,494,091	52,422,187

Tata Power Co., Ltd.	11,795,802	31,983,189

Total India		584,247,623

	Shares	Value

SOUTH KOREA: 10.6%
Samsung Electronics Co., Ltd.	4,101,421	$225,837,702

HL Mando Co., Ltd.	1,732,314	71,261,939

Samsung Engineering Co., Ltd.[c]	2,467,042	53,202,438

NAVER Corp.	266,658	37,328,090

Total South Korea		387,630,169

INDONESIA: 3.0%
PT Bank Central Asia Tbk	176,061,600	107,978,307

Total Indonesia		107,978,307

THAILAND: 2.9%
Central Pattana Public Co., Ltd.	58,266,200	107,880,417

Total Thailand		107,880,417

PHILIPPINES: 2.5%
SM Prime Holdings, Inc.	150,947,171	90,083,203

Total Philippines		90,083,203

VIETNAM: 1.7%
Vietnam Dairy Products JSC	18,369,028	55,362,317
FPT Corp.	1,935,254	7,068,971

Total Vietnam		62,431,288

SINGAPORE: 1.3%
Venture Corp., Ltd.	4,257,900	46,486,864

Total Singapore		46,486,864

TOTAL INVESTMENTS: 97.7%		3,565,858,937
(Cost $3,261,090,596)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%		82,824,870

NET ASSETS: 100.0%		$3,648,683,807

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $243,579,767, which is 6.68% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

See accompanying notes to financial statements.

30	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Michael J. Oh, CFA
Lead Manager

Taizo Ishida	Inbok Song
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MATFX	MITEX
CUSIP	577130883	577125859
Inception	12/27/99	4/30/13
NAV	$11.05	$11.24
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.18%	1.04%
Portfolio Statistics
Total # of Positions		50
Net Assets		$459.1 million
Weighted Average Market Cap		$193.5 billion
Portfolio Turnover[2]		118.1%
Benchmark
MSCI AC Asia ex Japan Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia ex Japan consists of all countries and markets in Asia excluding Japan, but including developed, emerging, and frontier countries and markets in the Asian region.

Matthews Asia Innovators Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Asia Innovators Fund returned –2.30% (Investor Class) and
–2.18% (Institutional Class), while its benchmark, the MSCI All Country Asia ex Japan Index, returned 3.19% over the same period. For the quarter ended June 30, 2023, the Fund returned –4.66% (Investor Class) and –4.58% (Institutional Class), while the benchmark returned –1.14%.

Market Environment

The big event of 2023’s first half was undoubtedly China’s reopening—and more specifically, an economic rebound that has been slower to materialize than many investors anticipated. This especially weighed on consumer sentiment which remains relatively dour. Despite having ample cash balances, many Chinese consumers seem reluctant to resume spending at pre-pandemic levels. This has further complicated the government’s ability to effect meaningful changes as much of any fiscal stimulus would probably wind up in consumer savings accounts. China’s property market also remains weak and is adding to consumers’ sense of uncertainty, given many people’s wealth is tied to real estate. In addition, ongoing tensions with the U.S. weighed on sentiment and amplified uncertainty. Elsewhere, India remains a bright spot in Asia as it faces far fewer challenges in the current environment than China. South Korea and Taiwan have also outperformed as they are (to varying degrees) benefiting from the nascent artificial intelligence (AI) boom, high U.S. chip demand and overall strength in the American technology industry.

Performance Contributors and Detractors

Regionally, our overweight and stock selection in China and Hong Kong were the biggest detractors to relative performance in the first half amid an environment of negative economic and consumer sentiment. Conversely, the Fund’s allocation to the U.S.—which consists primarily of technology companies—was the biggest contributor. These stocks benefited as investors sought exposure to Asia via non-China-domiciled companies in order to manage geopolitical concerns.

From a sector perspective, the Fund’s overweight and stock selection in consumer discretionary was the biggest detractor in the face of headwinds in China. Stock selection in communication services was also a big detractor though mitigated by our overweight allocation to the sector. Selections in health care, consumer staples and industrials were also detractors. Conversely, IT was the top contributor because of strength in hardware and digital services companies, and stock selection in real estate and our underweight and selection in financials also contributed to relative performance.

At the individual holdings level, sportswear giant Li Ning and e-commerce platform JD.com were among the weakest performers in the first half. JD.com has faced stiff pressure from rival platforms Alibaba and PDD Holdings (Pinduoduo), both of which are portfolio holdings. Given these dynamics, we chose to exit our position in JD.com. While Alibaba and PDD were bigger detractors in the period than JD.com we retained our positions in them because in our view they are more diversified and have higher potential growth than JD.com.

Conversely, U.S. tech giant NVIDIA, a leading beneficiary of the AI upswing, was the strongest contributor in the first half. Taiwanese technology companies Alchip Technologies and Taiwan Semiconductor Manufacturing Co. (TSMC) were also strong performers. Alchip has performed particularly well as the nascent AI trend

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	31

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MATFX)	-4.66%	-2.30%	-9.43%	-2.09%	4.41%	9.75%	4.27%		12/27/99
Institutional Class (MITEX)	-4.58%	-2.18%	-9.30%	-1.94%	4.58%	9.94%	9.58%		4/30/13
MSCI AC Asia ex Japan Index [3]	-1.14%	3.19%	-0.76%	1.49%	1.25%	4.80%	5.44%	[4]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4	Calculated from 12/31/99.

TOP TEN HOLDINGS[5]
Name	Sector	Country	% Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	Information Technology	Taiwan	8.0%
Samsung Electronics Co., Ltd.	Information Technology	South Korea	6.3%
Tencent Holdings, Ltd.	Communication Services	China/Hong Kong	4.4%
HDFC Bank, Ltd.	Financials	India	4.3%
Alibaba Group Holding, Ltd.	Consumer Discretionary	China/Hong Kong	3.9%
NVIDIA Corp.	Information Technology	United States	3.3%
ICICI Bank, Ltd.	Financials	India	3.1%
ASML Holding NV	Information Technology	Netherlands	3.0%
Trip.com Group, Ltd.	Consumer Discretionary	China/Hong Kong	3.0%
Meituan	Consumer Discretionary	China/Hong Kong	2.9%
TOTAL			42.2%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

32	MATTHEWS ASIA FUNDS

COUNTRY ALLOCATION (%)[6,7]
China/Hong Kong	34.1
India	18.3
United States	11.5
South Korea	11.1
Taiwan	9.5
Netherlands	3.0
Indonesia	2.8
Japan	2.5
France	2.0
Singapore	1.9
Vietnam	1.1
Cash and Other Assets, Less Liabilities	2.0

SECTOR ALLOCATION (%)[7]
Information Technology	30.9
Consumer Discretionary	26.7
Financials	13.0
Communication Services	10.7
Consumer Staples	4.6
Industrials	4.4
Health Care	3.7
Energy	2.1
Real Estate	2.0
Cash and Other Assets, Less Liabilities	2.0

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	73.4
Large Cap ($10B-$25B)	11.4
Mid Cap ($3B-10B)	10.4
Small Cap (under $3B)	2.7
Cash and Other Assets, Less Liabilities	2.0

6	Not all countries are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Asia Innovators Fund

Portfolio Manager Commentary  (unaudited) (continued)

has picked up steam. TSMC has benefited from the ongoing semiconductor boom—particularly as geopolitical tensions with the U.S. have driven many companies to source chips outside of China. TSMC also manufactures chips for NVIDIA and so is well-positioned for the expanding AI market.

Notable Portfolio Changes

In the quarter, we initiated a new position in ASML Holding, a Netherlands-based semiconductor company. ASML derives most of its revenue from Asia where the majority of global chip manufacturing is located. It also has a very strong position in advanced chip-equipment production and is a beneficiary from some chip companies seeking to strengthen supply chains and move manufacturing away from China to the U.S. and Europe.

We also increased our exposure to PDD and Samsung Electronics. While the ongoing consumer malaise in China has challenged e-commerce companies and weighed on valuations, PDD is a company that is growing and taking share. We accordingly capitalized on its attractive valuation to add to our position. We increased our exposure to Samsung given the combination of its exposure to AI and its depressed valuation.

Conversely, we pared our exposure to Singapore-based Sea following a strong first-half performance in the stock. We trimmed our holding in H World Group given its higher valuation and as part of our ongoing reduction in our China exposure. We also hold Trip.com, which offers us similar exposure to H World though at a more attractive valuation and with, in our view, a better outlook. In addition to exiting JD.com in the period we also sold our holding in Li Ning.

Outlook

It seems clear to us that market movement in the second half will be heavily dependent on China’s performance. But China’s government has its work cut out. With the property market so depressed and consumers quite dour, it will be hard to kickstart the economy. That said, it also seems unlikely there is much room to the downside at this point—though we say that with caution as it seems many have called a bottom in China, only for it to sink further. Given the general sense of gloom surrounding China, it might not take much to spark a sentiment rally and turn things around. Time will naturally tell and we will continue monitoring how events develop in China.

Meanwhile, we remain positive on India. We are also positive on Indonesia in the long term but given there are currently relatively few innovative companies in Southeast Asia, our overall exposure to the region remains limited for now. We are also underweight in Taiwan. While fundamentals remain largely intact, strong performance has contributed to elevated valuations making Taiwan less attractive on a relative basis.

Uncertainty aside, we are finding innovative companies throughout Asia that are trading at attractive levels and will continue deploying our investment philosophy to uncover what we believe to be the next generation of companies able to innovate in business strategy, products and services, marketing and human capital.

matthewsasia.com | 800.789.ASIA	33

Matthews Asia Innovators Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.3%

	Shares	Value

CHINA/HONG KONG: 34.1%
Tencent Holdings, Ltd.	479,600	$20,335,606

Alibaba Group Holding, Ltd. ADR[b]	214,017	17,838,317

Trip.com Group, Ltd. ADR[b]	397,255	13,903,925

Meituan B Shares[b,c,d]	852,730	13,371,588

PDD Holdings, Inc. ADR[b]	167,960	11,612,754

KE Holdings, Inc. ADR[b]	613,471	9,110,044

OPT Machine Vision Tech Co., Ltd. A Shares	314,356	7,148,974

NARI Technology Co., Ltd. A Shares	2,197,948	6,993,465

BYD Co., Ltd. A Shares	173,220	6,172,825

Yum China Holdings, Inc.	108,563	6,133,810

Contemporary Amperex Technology Co., Ltd. A Shares	191,898	6,058,460

Baidu, Inc. ADR[b]	43,346	5,934,501

Proya Cosmetics Co., Ltd. A Shares	342,829	5,307,729

Hundsun Technologies, Inc. A Shares	861,335	5,257,645

China Resources Beer Holdings Co., Ltd.	734,000	4,850,436

BeiGene, Ltd. ADR[b]	26,270	4,683,941

Kuaishou Technology[b,c,d]	675,100	4,640,067

Innovent Biologics, Inc.[b,c,d]	997,000	3,786,951

Legend Biotech Corp. ADR[b]	49,863	3,442,043

Total China/Hong Kong		156,583,081

INDIA: 18.3%
HDFC Bank, Ltd.	947,300	19,659,143

ICICI Bank, Ltd.	1,234,245	14,130,855

Bajaj Finance, Ltd.	142,632	12,492,572

Reliance Industries, Ltd.	315,115	9,822,477

Mahindra & Mahindra, Ltd.	525,029	9,328,390

Titan Co., Ltd.	205,158	7,638,953

Indian Hotels Co., Ltd.	1,179,966	5,657,633

Ashok Leyland, Ltd.	2,605,640	5,329,639

Total India		84,059,662

SOUTH KOREA: 10.4%
Samsung Electronics Co., Ltd.	525,080	28,912,628

Samsung SDI Co., Ltd.	13,732	7,012,034

Kia Corp.	89,473	6,026,994

Orion Corp.	61,460	5,605,114

Total South Korea		47,556,770

TAIWAN: 9.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,986,000	36,688,040

Alchip Technologies, Ltd.	122,000	7,066,756

Total Taiwan		43,754,796

UNITED STATES: 9.2%
NVIDIA Corp.	35,541	15,034,554

Netflix, Inc.[b]	21,126	9,305,792

Visa, Inc. Class A	32,697	7,764,883

Monolithic Power Systems, Inc.	10,374	5,604,346

Lululemon Athletica, Inc.[b]	12,220	4,625,270

Total United States		42,334,845

	Shares	Value

JAPAN: 3.6%
Keyence Corp.	14,100	$6,699,710

Asahi Intecc Co., Ltd.	252,700	4,975,147

Allegro MicroSystems, Inc.[b]	108,971	4,918,951

Total Japan		16,593,808

NETHERLANDS: 3.1%
ASML Holding NV	19,276	13,970,281

Total Netherlands		13,970,281

INDONESIA: 2.8%
PT Bank Rakyat Indonesia Persero Tbk	14,857,600	5,424,386

PT Indofood CBP Sukses Makmur Tbk	6,942,900	5,244,512

PT Astra International Tbk	4,381,400	1,987,308

Total Indonesia		12,656,206

FRANCE: 2.0%
LVMH Moet Hennessy Louis Vuitton SE	9,939	9,371,605

Total France		9,371,605

SINGAPORE: 1.9%
Sea, Ltd. ADR[b]	153,433	8,905,251

Total Singapore		8,905,251

BRAZIL: 1.2%
MercadoLibre, Inc.[b]	4,734	5,607,897

Total Brazil		5,607,897

VIETNAM: 1.2%
Mobile World Investment Corp.	2,861,648	5,273,384

Total Vietnam		5,273,384

TOTAL COMMON EQUITIES		446,667,586

(Cost $437,126,619)

PREFERRED EQUITIES: 0.7%

SOUTH KOREA: 0.7%

Samsung Electronics Co., Ltd., Pfd.	74,486	3,380,123

Total South Korea		3,380,123

TOTAL PREFERRED EQUITIES		3,380,123

(Cost $3,411,265)

TOTAL INVESTMENTS: 98.0%		450,047,709
(Cost $440,537,884)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		9,078,593

NET ASSETS: 100.0%		$459,126,302

34	MATTHEWS ASIA FUNDS

Matthews Asia Innovators Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $21,798,606, which is 4.75% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	35

PORTFOLIO MANAGERS

Andrew Mattock, CFA
Lead Manager

Winnie Chwang	Sherwood Zhang, CFA
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MCHFX	MICFX
CUSIP	577130701	577130818
Inception	2/19/98	10/29/10
NAV	$12.66	$12.65
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.12%	0.98%
Portfolio Statistics
Total # of Positions		49
Net Assets		$653.5 million
Weighted Average Market Cap		$95.1 billion
Portfolio Turnover[2]		49.4%
Benchmarks
MSCI China Index
MSCI China All Shares Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong.
Matthews China Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews China Fund returned –12.69% (Investor Class) and –12.64% (Institutional Class), while its benchmark, the MSCI China Index, returned –5.39% over the same period. For the quarter ending June 30, 2023, the Fund returned –13.05% (Investor Class) and –13.06% (Institutional Class), while the benchmark returned –9.65%.

Market Environment

The overall environment for China remained challenging during the first half of the year with continued negative headlines related to U.S.—China relations, Taiwan—China tensions and an overall bumpy corporate earnings growth story. Financial results in the first quarter were uneven with some sectors and industries recovering faster than others. Given the disruption experienced with much of the population contracting COVID, first quarter earnings were generally still on the weaker side. In areas of faster earnings recovery, many questioned if the growth trajectory would be sustainable, as a lack of supportive policies continued to weigh on market sentiment. Given this environment, investors continue to be in profit taking mode despite the fact that some companies have delivered on earnings estimates. At the same time, the property market recovery has been volatile with general market conditions remaining soft. This part of China’s economy continues to be important in determining the stability of the country’s recovery and more monitoring of on-the-ground conditions are required.

Performance Contributors and Detractors

From a sector perspective, the portfolio’s allocation and stock selection in information technology and an underweight to the materials sector contributed to relative performance during the first half of the year. On the other hand, an overweight allocation and stock selection within the consumer discretionary sector and an underweight and stock selection within communication services detracted from performance.

Among individual holdings, Petrochina and Midea Group were among the top contributors to performance. Petrochina is one of China’s largest state-owned oil and gas companies. State-own enterprises (SOEs) in China have seen re-ratings this year due to their defensive nature and cheap valuations. In addition, there has been increased government support to improve valuations of SOEs. Many SOEs are increasingly becoming more market-oriented, and profit driven. This positive change could help with cementing the corporate earnings story for these companies and drive valuation re-rating. Midea is a dominant white goods manufacturer in China. Shares of the company have been defensive year to date due to resilient recovery in the sales of Midea’s air conditioning units, buoyed by a low base, pent-up demand and increased appetite for premiumization. Both valuations and dividend yields of the company are attractive as well, and while Midea is no longer growing at a fast pace, its dominance in the market and strong execution offers investors a stable rate of return, which is appreciated in the more volatile market environment we are experiencing today.

On the other hand, JD.com, China’s leading e-commerce platform company known for its authentic products as well as fast and efficient product delivery, was the weakest contributor to performance. The company’s weaker-than-expected first quarter estimates and a conservative outlook caused market concerns in the first quarter. In addition, JD’s major shopping day, June 18, showed only moderate gross merchandise value (GMV) growth. However, shopping campaigns are

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

36	MATTHEWS ASIA FUNDS

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years		Since Inception		Inception Date
Investor Class (MCHFX)	-13.05%	-12.69%	-23.98%	-9.64%	-2.59%	4.32%		7.70%		2/19/98
Institutional Class (MICFX)	-13.06%	-12.64%	-23.87%	-9.52%	-2.42%	4.49%		1.85%		10/29/10
MSCI China Index[3]	-9.65%	-5.39%	-16.69%	-10.13%	-5.14%	3.22		2.95%	[4]
MSCI China All Shares Index[3]	-9.79%	-5.27%	-17.90%	-6.73%	-2.18%	n.a	[5]	n.a.	[5]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4	Calculated from 2/28/98.

5	Index launched on 6/26/14.

TOP TEN HOLDINGS[5]
Name	Sector	% Net Assets
Alibaba Group Holding, Ltd.	Consumer Discretionary	7.7%
Tencent Holdings, Ltd.	Communication Services	7.6%
Meituan	Consumer Discretionary	5.5%
PDD Holdings, Inc.	Consumer Discretionary	5.4%
JD.com, Inc.	Consumer Discretionary	4.7%
China Merchants Bank Co., Ltd.	Financials	4.3%
China International Capital Corp., Ltd.	Financials	3.6%
KE Holdings, Inc.	Real Estate	3.3%
Contemporary Amperex Technology Co., Ltd.	Industrials	3.0%
CITIC Securities Co., Ltd.	Financials	2.6%
TOTAL		47.7%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

matthewsasia.com | 800.789.ASIA	37

COUNTRY ALLOCATION (%)[6]
China/Hong Kong	97.9
Macau	1.8
Cash and Other Assets, Less Liabilities	0.4

SECTOR ALLOCATION (%)[6]
Consumer Discretionary	32.6
Financials	18.9
Communication Services	13.7
Industrials	9.0
Real Estate	6.4
Information Technology	6.2
Consumer Staples	5.5
Health Care	4.7
Energy	1.8
Utilities	0.9
Cash and Other Assets, Less Liabilities	0.4

MARKET CAP EXPOSURE (%)[6]
Mega Cap (over $25B)	59.8
Large Cap ($10B-$25B)	27.0
Mid Cap ($3B-10B)	7.9
Small Cap (under $3B)	5.0
Cash and Other Assets, Less Liabilities	0.4

6

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews China Fund

Portfolio Manager Commentary  (unaudited) (continued)

year-round and consumers are also shopping year-round. While the company’s GMV growth continues to moderate, we find JD’s approach to focusing on optimizing various business units and providing best everyday prices to consumers to be balanced with its profitability goals and targets. The JD e-commerce platform continues to be an important one in China and market worries about competition is likely overdone. Meituan, China’s largest food delivery platform, also detracted from performance during the first half of the year. Meituan also has businesses catering to the promotional and advertising needs of restaurants, and travel and hotel booking services. The company’s shares have been under a lot of pressure given concerns about competition with ByteDance’s Douyin in both food delivery and in-store services. Given Douyin is a strong competitor, there could be some market share loss, but we feel that will be generally manageable. At the same time, Meituan could see operational improvements post COVID as food delivery might see less disruptions as more restaurants are up and running, and in-store dining and travel related services could see recovery.

Notable Portfolio Changes

Overall, the number of names in the portfolio has decreased and there has generally been a consolidation of smaller, less than 1% positions in more expensive areas of the portfolio. Market correction has given us the opportunity to add to quality areas where valuations have come off meaningfully. The portfolio’s A-share exposure has trended down from the high thirties to low thirties percentage given more attractive valuations in the Hong Kong market and we have been adding to the portfolio’s Hong Kong-listed names.

During the year-to-date period, we added SOE names such as China Construction Bank and PetroChina as we believe good quality SOEs could be more defensive and see valuations re-rating. We also added Kuaishou Technology and JD Health over the first half of the year. Platform companies such as Kuaishou and JD Health have seen valuations correct meaningfully, but the nature of these business still benefit from economies of scale and as these platforms stand to gain as they get more sizable. Further, many platform companies continue to be on track to delivering better quality earnings and monetization.

Outlook

Looking ahead, the earnings story should benefit from easier comparables with the second half of 2022. We expect earnings to continue to be a catalyst. However, given weak sentiment, China needs to deliver a very strong set of earnings to re-rate in a meaningful way, and we remain more cautious on that front and expect only a gradual recovery ahead. Variables to be mindful of include whether there will be more stimulus ahead and whether China’s property market conditions continue to improve. Sentiment on the ground remains weak, which could call for more supportive policies. At the same time, we continue to see more companies delivering on monetization and increased room for shareholder return as more companies consider buybacks and dividends. Geopolitics remains a relevant concern, and unfortunately, does not offer much optimism at the moment, leading to continued volatile market conditions.

Gross Merchandise Value (GMV), also referred to as gross merchandise volume, is the total amount of sales a company makes over a specified period of time, typically measured quarterly or yearly.

38	MATTHEWS ASIA FUNDS

Matthews China Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.6%

	Shares	Value

CONSUMER DISCRETIONARY: 32.5%
Broadline Retail: 17.8%
Alibaba Group Holding, Ltd.[b]	4,842,200	$50,406,482

PDD Holdings, Inc. ADR[b]	511,016	35,331,646

JD.com, Inc. Class A	1,810,513	30,877,517

		116,615,645

Hotels, Restaurants & Leisure: 8.4%
Meituan B Shares[b,c,d]	2,275,280	35,678,477

Galaxy Entertainment Group, Ltd.[b]	1,803,000	11,486,404

H World Group, Ltd. ADR[b]	204,333	7,924,034

		55,088,915

Household Durables: 2.9%
Midea Group Co., Ltd. A Shares	1,346,052	10,933,003

Man Wah Holdings, Ltd.	12,349,200	8,267,268

		19,200,271

Automobiles: 1.5%
Yadea Group Holdings, Ltd.[c,d]	4,192,000	9,562,674

Diversified Consumer Services: 1.0%
China Education Group Holdings, Ltd.[d]	8,327,000	6,509,311

Specialty Retail: 0.9%
China Tourism Group Duty Free Corp., Ltd. A Shares	377,190	5,752,502

Total Consumer Discretionary		212,729,318

FINANCIALS: 18.9%
Capital Markets: 9.7%
China International Capital Corp., Ltd. H Shares[c,d]	13,172,400	23,221,823

CITIC Securities Co., Ltd. H Shares	9,172,925	16,679,246

China Merchants Securities Co., Ltd. H Shares[c,d]	11,745,800	11,090,059

Hong Kong Exchanges & Clearing, Ltd.	178,100	6,748,033

East Money Information Co., Ltd. A Shares	2,866,920	5,619,856

		63,359,017

Banks: 6.7%

China Merchants Bank Co., Ltd. A Shares	6,249,823	28,232,208

China Construction Bank Corp. H Shares	24,043,000	15,566,008

		43,798,216

Insurance: 2.5%

PICC Property & Casualty Co., Ltd. H Shares	9,082,000	10,112,417

Ping An Insurance Group Co. of China, Ltd. H Shares	937,500	5,987,735

		16,100,152

Total Financials		123,257,385

COMMUNICATION SERVICES: 13.7%
Interactive Media & Services: 9.2%
Tencent Holdings, Ltd.	1,172,700	49,723,863

Kuaishou Technology[b,c,d]	1,556,700	10,699,440

		60,423,303

	Shares	Value
Media: 2.9%
Focus Media Information Technology Co., Ltd. A Shares	14,189,557	$13,296,080

Three’s Co Media Group Co., Ltd. A Shares	500,830	5,921,745

		19,217,825

Entertainment: 1.6%
Tencent Music Entertainment Group ADR[b]	992,634	7,325,639

Bilibili, Inc. ADR[b]	189,880	2,867,188

		10,192,827

Total Communication Services		89,833,955

INDUSTRIALS: 9.0%
Electrical Equipment: 5.0%
Contemporary Amperex Technology Co., Ltd. A Shares	610,960	19,288,772

Sungrow Power Supply Co., Ltd. A Shares	823,374	13,252,596

		32,541,368

Machinery: 2.6%
Shenzhen Inovance Technology Co., Ltd. A Shares	1,103,207	9,770,692

Estun Automation Co., Ltd. A Shares	1,944,344	7,513,586

		17,284,278

Transportation Infrastructure: 1.4%
Shanghai International Airport Co., Ltd. A Shares[b]	1,435,191	8,984,639

Total Industrials		58,810,285

REAL ESTATE: 6.4%
Real Estate Management & Development: 6.4%
KE Holdings, Inc. ADR[b]	1,443,351	21,433,762

Country Garden Services Holdings Co., Ltd.	6,795,000	8,817,594

CIFI Holdings Group Co., Ltd.[e]	104,961,520	7,833,269

Times China Holdings, Ltd.[b]	42,755,000	3,899,943

Total Real Estate		41,984,568

INFORMATION TECHNOLOGY: 6.2%
Electronic Equipment, Instruments & Components: 2.4%
Zhejiang Supcon Technology Co., Ltd. A Shares	1,066,296	9,239,562

Wingtech Technology Co., Ltd. A Shares	931,617	6,288,477

		15,528,039

Semiconductors & Semiconductor Equipment: 2.2%
NAURA Technology Group Co., Ltd. A Shares	165,313	7,252,316

Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	718,158	7,029,213

		14,281,529

Software: 1.6%
Shanghai Baosight Software Co., Ltd. A Shares	1,485,334	10,402,677

Total Information Technology		40,212,245

matthewsasia.com | 800.789.ASIA	39

Matthews China Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

CONSUMER STAPLES: 5.5%
Beverages: 4.1%
Wuliangye Yibin Co., Ltd. A Shares	505,729	$11,408,012
Tsingtao Brewery Co., Ltd. H Shares	1,024,000	$9,349,091

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	241,022	6,143,517

		26,900,620

Consumer Staples Distribution & Retail: 1.4%
JD Health International, Inc.[b,c,d]	1,458,650	9,265,116

Total Consumer Staples		36,165,736

HEALTH CARE: 4.7%
Health Care Equipment & Supplies: 1.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	295,014	12,198,584

Life Sciences Tools & Services: 1.7%
Wuxi Biologics Cayman, Inc.[b,c,d]	2,330,500	11,200,509

Health Care Providers & Services: 1.1%
Sinopharm Group Co., Ltd. H Shares	2,377,600	7,443,063

Total Health Care		30,842,156

ENERGY: 1.8%
Oil, Gas & Consumable Fuels: 1.8%
PetroChina Co., Ltd. H Shares	16,546,000	11,488,845

Total Energy		11,488,845

UTILITIES: 0.9%
Gas Utilities: 0.9%
ENN Energy Holdings, Ltd.	472,300	5,907,572

Total Utilities		5,907,572

TOTAL INVESTMENTS: 99.6%		651,232,065
(Cost $862,429,012)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		2,305,325

NET ASSETS: 100.0%		$653,537,390

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $110,718,098, which is 16.94% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $7,833,269 and 1.20% of net assets.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

40	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Winnie Chwang	Andrew Mattock, CFA
Lead Manager	Lead Manager

FUND FACTS

	Investor	Institutional
Ticker	MCSMX	MICHX
CUSIP	577125404	577125842
Inception	5/31/11	11/30/17
NAV	$9.92	$9.93
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.55%	1.38%
After Fee Waiver and Reimbursement[2]	1.41%	1.20%
Portfolio Statistics
Total # of Positions		47
Net Assets		$127.5 million
Weighted Average Market Cap		$4.8 billion
Portfolio Turnover[3]		59.0%
Benchmark
MSCI China Small Cap Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in China. China includes its administrative and other districts, such as Hong Kong. The Fund defines Small Companies as companies with market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark, the MSCI China Small Cap Index.

Matthews China Small Companies Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews China Small Companies Fund returned –10.71% (Investor Class) and –10.70% (Institutional Class), while its benchmark, the MSCI China Small Cap Index, returned –17.55% over the same period. For the quarter ending June 30, 2023, the Fund returned
–10.95% (Investor Class) and –10.94% (Institutional Class), while the benchmark returned –14.02%.

Market Environment

The overall environment for China remained challenging during the first half of the year with continued negative headlines related to U.S.—China relations, Taiwan—China tensions and an overall bumpy corporate earnings growth story. Earnings in the first quarter were uneven with some sectors and industries recovering faster than others. Given the disruption experienced with much of the population contracting COVID, first quarter earnings were generally still on the weaker side. In areas of faster earnings recovery, many questioned if earnings growth would be sustainable, as a lack of supportive policies continued to weigh on market sentiment. Given this environment, the market continues to be in profit taking mode despite the fact that some companies have delivered on earnings estimates. At the same time, the property market recovery has been volatile with general market conditions being still soft. This part of China’s economy continues to be important in determining the stability of the country’s recovery and more monitoring of on-the-ground conditions are required.

Performance Contributors and Detractors

From a sector perspective, the portfolio’s stock selection in information technology and consumer discretionary contributed the most to the portfolio’s relative performance during the first half of the year. On the other hand, stock selection within industrials and an underweight and stock selection within communication services were the biggest detractors to performance.

Turning to individual holdings, Alchip, an integrated circuit (IC) backend design company, was the top contributor to performance. Alchip’s stock was severely impacted last year by geopolitical worries that it could no longer ship to its major Chinese super-computing customers. Since then, the company has diversified its customer base and has continued to execute well in shipment delivery to tier-one customers. At the same time, market exuberance around the prospect of artificial intelligence (AI) and the need for more customized, AI chips have driven a re-rating in Alchip’s share price. Another contributor to performance was Legend Biotech, a global, commercial-stage company with a pipeline of cell therapy platforms which include Chimeric antigen receptor (CAR) T-cell and non-gene editing CAR technologies. The company continues to publish promising data which further improves its prospects of being able to successfully commercialize.

On the other hand, Hainan Meilan Airport and Kanzhun were among the detractors to performance. Hainan Meilan is one of two airport operators on the island of Hainan. The stock has been under pressure due to profit taking in the tourism space given some concerns on a second wave of COVID in China, and also on worries of whether increased outbound travel in China would affect domestic duty-free purchases. Hainan remains China’s largest duty-free shopping region and

(continued)

1	Prospectus expense ratios.
2

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.20% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.20% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.20%. If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2024 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

3	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	41

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception date
Investor Class (MCSMX)	-10.95%	-10.71%	-22.55%	-11.84%	2.01%	8.21%	5.12%		05/31/11
Institutional Class (MICHX)	-10.94%	-10.70%	-22.45%	-11.64%	2.23%	n.a.	4.72%		11/30/17
MSCI China Small Cap Index[4]	-14.02%	-17.55%	-25.81%	-9.03%	-8.86%	-1.14%	-2.60%	[5]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

4

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

5	Calculated from 5/31/11

TOP TEN HOLDINGS[6]
Name	Sector	% Net Assets
China Overseas Property Holdings, Ltd.	Real Estate	4.5%
Alchip Technologies, Ltd.	Information Technology	4.4%
Yangzijiang Shipbuilding Holdings, Ltd.	Industrials	3.9%
KE Holdings, Inc.	Real Estate	3.7%
Yadea Group Holdings, Ltd.	Consumer Discretionary	3.4%
Jason Furniture Hangzhou Co., Ltd.	Consumer Discretionary	3.2%
Zhejiang Shuanghuan Driveline Co., Ltd.	Consumer Discretionary	3.2%
ENN Natural Gas Co., Ltd.	Utilities	3.2%
Shenzhen Topband Co., Ltd.	Information Technology	3.1%
Elite Material Co., Ltd.	Information Technology	3.1%
TOTAL		35.7%

6	Holdings may combine more than one security from same issuer and related depositary receipts.

42	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund

Portfolio Manager Commentary  (unaudited) (continued)

increased talks about making the whole island of Hainan duty-free also gives rise to concerns about market share losses at Meilan Airport. We remain long-term believers of Hainan’s presence as China’s duty-free mecca. Even if there might be some market share losses, we think the pie will expand and as an asset owner in the duopoly airport market in Hainan, we think Meilan’s current valuations are attractive and remain invested in the name. Kanzhun is a leading recruitment platform company in China. The company’s shares have been under pressure as the overall economic recovery in China remains bumpy and uneven. Small businesses have generally been more cautious about hiring and are awaiting more stability in the economic recovery. However, Kanzhun continues to gain share as online penetration of recruiting increases and has seen a pickup across both blue and white collared jobs.

Notable Portfolio Changes

Overall, the number of names in the portfolio has decreased and there has generally been a consolidation of smaller, less than 1% positions in more expensive areas of the portfolio. The market correction has given us the opportunity to add to quality areas where valuations have come off meaningfully. The portfolio’s A-share exposure has trended down from the high thirties to the low thirties percentage given more attractive valuations in the Hong Kong market and we have been adding to the portfolio’s Hong Kong-listed names.

During the year-to-date period, we added names such as Elite Material, Centre Testing, OPT Machine. Elite Materials is a copper clad laminate producer with exposure to high-end server chips. The company is a beneficiary of the overall growth and penetration of high-performance server chips and traded at an attractive valuation. Centre Testing is the leading testing agency in China and saw shares pull back from high multiples to more reasonable levels. We continue to find that the testing and certification business is one that can deliver resilient and stable growth and we added to the position. OPT Machine provides factory automation solutions and uses its vision-related solutions to optimize operations in identifying product deficiencies. We believe the company has proven that its solutions can continue to penetrate new industries, and therefore enables the company to sustainably deliver on growth.

Outlook

Looking ahead, the earnings story should continue to benefit from easier comparables from the second half of 2022. We expect earnings to continue to be a catalyst. However, given weak sentiment, China needs to deliver a very strong set of earnings to re-rate in a meaningful way, and unfortunately, we remain more cautious on that front and expect only a gradual recovery ahead. Variables to be mindful of include whether there will be more stimulus ahead and whether China’s property market conditions continue to improve. Sentiment on the ground remains weak, which could call for more supportive policies. At the same time, we continue to see more companies delivering on monetization and increased room for shareholder return as more companies consider buybacks and dividends. Geopolitics remains a relevant concern, and unfortunately, does not offer much optimism at the moment, leading to a continued volatile market conditions.

COUNTRY ALLOCATION (%)[7]
China/Hong Kong	82.5
Taiwan	10.2
United States	6.4
Cash and Other Assets, Less Liabilities	0.9

SECTOR ALLOCATION (%)[7]
Industrials	25.9
Information Technology	20.4
Consumer Discretionary	19.4
Health Care	9.6
Real Estate	8.7
Consumer Staples	5.1
Financials	3.6
Utilities	3.2
Communication Services	2.4
Materials	0.7
Cash and Other Assets, Less Liabilities	0.9

MARKET CAP EXPOSURE (%)[7,8]
Mega Cap (over $25B)	0.0
Large Cap ($10B-$25B)	10.0
Mid Cap ($3B-10B)	51.7
Small Cap (under $3B)	37.4
Cash and Other Assets, Less Liabilities	0.9

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

8

The Fund defines Small Companies as companies with market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark, the MSCI China Small Cap Index.

matthewsasia.com | 800.789.ASIA	43

Matthews China Small Companies Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.1%

	Shares	Value

INDUSTRIALS: 26.0%
Machinery: 9.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4,518,200	$5,026,855

Morimatsu International Holdings Co., Ltd.[b,c]	3,835,000	3,162,873

Airtac International Group	59,191	1,956,182

Zhuzhou CRRC Times Electric Co., Ltd.	436,800	1,631,580

		11,777,490

Electrical Equipment: 4.2%
Hongfa Technology Co., Ltd. A Shares	596,257	2,618,483

Zhejiang HangKe Technology, Inc., Co. A Shares	351,710	1,481,717

Ginlong Technologies Co., Ltd. A Shares[b]	86,655	1,245,919

		5,346,119

Construction & Engineering: 2.7%
Greentown Management Holdings Co., Ltd.[c,d]	3,009,000	2,398,267

China State Construction International Holdings, Ltd.	950,000	1,085,879

		3,484,146

Transportation Infrastructure: 2.5%
Beijing Capital International Airport Co., Ltd. H Shares[b]	3,352,000	2,175,442

Hainan Meilan International Airport Co., Ltd. H Shares[b]	839,000	1,044,235

		3,219,677

Ground Transportation: 2.3%
Full Truck Alliance Co., Ltd. ADR[b]	463,034	2,880,072

Professional Services: 2.2%
Centre Testing International Group Co., Ltd. A Shares	1,037,500	2,786,615

Air Freight & Logistics: 1.9%
Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	193,530	2,373,467

Marine Transportation: 1.0%
SITC International Holdings Co., Ltd.	659,500	1,207,657

Total Industrials		33,075,243

INFORMATION TECHNOLOGY: 20.4%
Electronic Equipment, Instruments & Components: 10.4%
Shenzhen Topband Co., Ltd. A Shares	2,230,300	4,014,700

Elite Material Co., Ltd.	507,000	3,982,098

BOE Varitronix, Ltd.	2,311,000	3,337,837

OPT Machine Vision Tech Co., Ltd. A Shares	83,956	1,909,298

		13,243,933

Semiconductors & Semiconductor Equipment: 7.8%
Alchip Technologies, Ltd.	96,000	5,560,726

ACM Research, Inc. Class Ab	235,039	3,074,310

StarPower Semiconductor, Ltd. A Shares	42,692	1,268,400

		9,903,436

Software: 2.2%
Longshine Technology Group Co., Ltd. A Shares	898,644	2,887,684

Total Information Technology		26,035,053

	Shares	Value

CONSUMER DISCRETIONARY: 19.4%
Textiles, Apparel & Luxury Goods: 5.2%
Samsonite International SAb,c,d	1,197,600	$3,386,566

Xtep International Holdings, Ltd.	3,182,000	3,256,981

		6,643,547

Automobiles: 3.4%
Yadea Group Holdings, Ltd.[c,d]	1,878,000	4,284,041

Household Durables: 3.2%
Jason Furniture Hangzhou Co., Ltd. A Shares	788,000	4,138,356

Automobile Components: 3.2%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	817,603	4,092,263

Hotels, Restaurants & Leisure: 2.7%
Melco International Development, Ltd.[b]	3,656,000	3,408,083

Diversified Consumer Services: 1.7%
China Education Group Holdings, Ltd.[c]	2,712,000	2,120,001

Total Consumer Discretionary		24,686,291

HEALTH CARE: 9.6%
Health Care Equipment & Supplies: 4.1%
AK Medical Holdings, Ltd.[c,d]	2,790,000	2,431,176

STAAR Surgical Co.[b]	32,097	1,687,339

Peijia Medical, Ltd.[b,c,d]	1,426,000	1,124,497

		5,243,012

Biotechnology: 2.7%
Legend Biotech Corp. ADR[b]	49,612	3,424,716

Life Sciences Tools & Services: 1.8%
Joinn Laboratories China Co., Ltd. H Shares[c,d]	923,020	2,328,836

Health Care Technology: 1.0%
Medlive Technology Co., Ltd.[c,d]	1,403,500	1,257,051

Total Health Care		12,253,615

REAL ESTATE: 8.7%
Real Estate Management & Development: 8.7%
China Overseas Property Holdings, Ltd.	5,650,000	5,710,068

KE Holdings, Inc. A Shares[b]	961,500	4,749,320

CIFI Ever Sunshine Services Group, Ltd.[c,e]	2,258,000	676,305

Total Real Estate		11,135,693

CONSUMER STAPLES: 5.1%
Food Products: 2.6%
Chacha Food Co., Ltd. A Shares	330,400	1,892,390

Anjoy Foods Group Co., Ltd. A Shares	71,047	1,437,468

		3,329,858

Beverages: 2.5%
Anhui Yingjia Distillery Co., Ltd. A Shares	364,500	3,205,031

Total Consumer Staples		6,534,889

FINANCIALS: 3.6%
Financial Services: 2.7%
Chailease Holding Co., Ltd.	519,712	3,417,002

Capital Markets: 0.9%
Orient Securities Co., Ltd. H Shares[c,d]	2,177,600	1,196,651

Total Financials		4,613,653

44	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

UTILITIES: 3.2%
Gas Utilities: 3.2%
ENN Natural Gas Co., Ltd. A Shares	1,552,742	$4,062,701

Total Utilities		4,062,701

COMMUNICATION SERVICES: 2.4%
Interactive Media & Services: 2.4%
Kanzhun, Ltd. ADR[b]	204,401	3,076,235

Total Communication Services		3,076,235

MATERIALS: 0.7%
Chemicals: 0.7%
Jiangsu Cnano Technology Co., Ltd. A Shares	143,814	907,244

Total Materials		907,244

TOTAL INVESTMENTS: 99.1%		126,380,617
(Cost $143,468,418)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		1,162,071

NET ASSETS: 100.0%		$127,542,688

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $18,407,085, which is 14.43% of net assets.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $676,305 and 0.53% of net assets.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	45

PORTFOLIO MANAGERS

Peeyush Mittal,CFA
Lead Manager

Sharat Shroff, CFA
Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MINDX	MIDNX
CUSIP	577130859	577130768
Inception	10/31/05	10/29/10
NAV	$24.64	$25.17
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.15%	1.01%
Portfolio Statistics
Total # of Positions		50
Net Assets		$652.0 million
Weighted Average Market Cap		$43.8 billion
Portfolio Turnover[2]		41.4%
Benchmarks
S&P Bombay Stock Exchange 100 Index
MSCI India Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India.

Matthews India Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews India Fund returned 11.54% (Investor Class) and 11.67% (Institutional Class), while its benchmark, the S&P Bombay Stock Exchange 100 Index, returned 7.93% over the same period. For the quarter ending June 30, 2023, the Fund returned 13.13% (Investor Class) and 13.17% (Institutional Class), while the benchmark returned 11.94%.

Market Environment

Indian markets performed well in the first half of 2023 on the back of strong net equity flows from domestic and foreign portfolio investments (FPI). Foreign inflows are approaching US15 billion this year which isn’t far short of the total negative FPI outflow of 2022.

The turnaround in FPI has occurred amid the general consensus that global monetary tightening has either peaked or will be peaking soon. The Reserve Bank of India has held interest rates unchanged since April likely indicating an end to its rate hikes. The moderation in inflation data in the U.S. and India supports this view. In India, wholesale producer price inflation has turned negative and consumer price inflation (CPI) has trended within the RBI’s target zone of 2%-6% in last three months.

Despite what are elevated interest rates, India’s economy has continued to perform well. The 6.1% gross domestic product (GDP) growth reported for the first quarter exceeded consensus expectations of 5%. Expansion was largely led by government and private capital spending as consumption growth continued to be muted. Gross fixed capital formation delivered growth of 8.9% in the period while infrastructure development, along with revival in commercial and residential real estate, is driving a surge in construction activity in the country.

Performance Contributors and Detractors

At the sector level, strong stock selection in financials was the biggest contributor to relative performance in the first half. Our overweight and stock selection in health care and stock selection in materials and industrials were also positive contributors, as was our underweight to energy. On the flip side, stock selection in consumer staples was the biggest detractor. Selection in consumer discretionary also hurt relative performance, mitigated by our overweight position. Lack of exposure to utilities also detracted.

At the holdings level, the two biggest contributors to relative and absolute performance were Shriram Finance and Neuland Laboratories. Shriram Finance, an auto and consumer finance services provider, gained as the outlook for margins for non-banking financial companies continued to improve with the bulk of interest rate-hikes likely behind us. In the second quarter, long-standing issues related to stock ownership were also addressed which also helped drive stock performance. Neuland Laboratories continues to shift focus away from generic active pharmaceutical ingredients (API) manufacturing to working more closely with innovator pharma companies. This is not only helping the company grow predictably but also expand margins, in our view.

In contrast, Restaurant Brands Asia (RBA), a fast-food chain, was among the biggest detractors. RBA has continued to grow well on back of footprint expansion by opening more locations across the country, however its per-store-unit economics remain muted compared to peers as the company seems to be struggling to drive higher traffic through the same outlets.

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

46	MATTHEWS ASIA FUNDS

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MINDX)	13.13%	11.54%	17.99%	19.68%	5.31%	11.03%	9.97%		10/31/05
Institutional Class (MIDNX)*	13.17%	11.67%	18.15%	19.86%	5.47%	11.22%	6.22%		10/29/10
S&P Bombay Stock Exchange 100 Index[3]	11.94%	7.93%	19.23%	21.74%	9.69%	10.88%	10.31%	[5]
MSCI India Index[4]	12.36%	5.30%	14.72%	19.84%	9.04%	9.02%	9.17%	[5]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

*	Performance results include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from S&P BSE 100 Index and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

5	Calculated from 10/31/05.

TOP TEN HOLDINGS[6]
Name	Sector	% Net Assets
HDFC Bank, Ltd.	Financials	7.5%
ICICI Bank, Ltd.	Financials	6.0%
Shriram Finance, Ltd.	Financials	5.8%
Reliance Industries, Ltd.	Energy	4.5%
Infosys, Ltd.	Information Technology	4.1%
Hindustan Unilever, Ltd.	Consumer Staples	3.8%
Axis Bank, Ltd.	Financials	3.5%
IndusInd Bank, Ltd.	Financials	3.0%
Tata Consultancy Services, Ltd.	Information Technology	2.9%
Maruti Suzuki India, Ltd.	Consumer Discretionary	2.8%
TOTAL		43.9%

6	Holdings may combine more than one security from same issuer and related depositary receipts.

matthewsasia.com | 800.789.ASIA	47

COUNTRY ALLOCATION (%)[7]
India	99.8
Cash and Other Assets, Less Liabilities	0.2

SECTOR ALLOCATION (%)[7]
Financials	37.6
Consumer Discretionary	12.9
Information Technology	11.9
Health Care	10.2
Consumer Staples	9.2
Materials	7.0
Industrials	6.5
Energy	4.5
Cash and Other Assets, Less Liabilities	0.2

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	47.9
Large Cap ($10B-$25B)	13.0
Mid Cap ($3B-10B)	26.6
Small Cap (under $3B)	12.4
Cash and Other Assets, Less Liabilities	0.2

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews India Fund

Portfolio Manager Commentary  (unaudited) (continued)

Notable Portfolio Changes

We continued to shift the portfolio toward fast-growing business segments and away from end markets where we think competition seems to be ramping up. We exited Pidilite Industries, an adhesives manufacturing company, as growth has slowed down over the years and incremental return on capital is consistently going down. In our view, increasing competitive intensity will likely continue to negatively impact financial performance while the stock has continued to trade at a very lofty valuation.

Similarly we exited engineering company Greaves Cotton. While Greaves Cotton is operating in the electric vehicle (EV) space, an industry that will grow leaps and bounds in India, from its recent capital allocations, we believe the company is not taking the strategic steps it needs to make in order to be successful.

We initiated a new investment in Mahindra & Mahindra Financial Services. Following the turnaround of its flagship auto business, Mahindra & Mahindra seems to be taking the right steps to rejuvenate performance of its non-banking financial business. It has injected new talent and is addressing segments of the market where credit quality issues are less adverse and more predictable. We think the company will not just grow fast but also trade at a better valuation in the future compared to where it has been historically.

Outlook

Given the strong run in Indian equities in last few months it is time to be cautious and allow markets to consolidate for some time to come. Valuations have again gotten stretched and equity risk premium has dropped, indicating risk-reward is turning adverse from a near-term perspective. Indian equity markets at current valuations are also not discounting the risks that the economy faces in coming quarters. Among those is the risk to political stability. India is going to have general elections early next year and to assume that Prime Minister Narendra Modi will retain power would be foolhardy. We have seen how opposition parties are planning to present a united front against Modi and hence, we believe, the outcome of the election isn’t a forgone conclusion. India’s economy also depends on export-oriented growth and the slowdown in the developed world we think is going to have a negative impact. We also believe a steep commodity price-correction is likely and this, together with the elections, may inject caution and delays into decision-making as it relates to gross capital formation in the private sector.

Equity risk premium: the excess return that investing in the stock market provides over a risk-free rate.

48	MATTHEWS ASIA FUNDS

Matthews India Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.8%

	Shares	Value

FINANCIALS: 37.6%
Banks: 24.6%
HDFC Bank, Ltd.	2,365,291	$49,086,451

ICICI Bank, Ltd.	3,397,020	38,892,438

Axis Bank, Ltd.	1,903,879	22,972,878

IndusInd Bank, Ltd.	1,150,993	19,360,303

Kotak Mahindra Bank, Ltd.	682,976	15,403,482

Bandhan Bank, Ltd.[b,c,d]	4,922,200	14,564,129

		160,279,681

Consumer Finance: 12.1%
Shriram Finance, Ltd.	1,784,781	37,833,682

Cholamandalam Investment and Finance Co., Ltd.	1,158,600	16,164,438

Bajaj Finance, Ltd.	170,376	14,922,559

Mahindra & Mahindra Financial Services, Ltd.	2,413,176	9,922,185

		78,842,864

Insurance: 0.9%
PB Fintech, Ltd.[c]	706,417	6,015,408

Total Financials		245,137,953

CONSUMER DISCRETIONARY: 12.9%
Automobiles: 4.5%
Maruti Suzuki India, Ltd.	154,862	18,521,310

TVS Motor Co., Ltd.	686,363	11,121,691

		29,643,001

Automobile Components: 3.3%
Bosch, Ltd.	50,306	11,696,655

Sona Blw Precision Forgings, Ltd.[b,d]	1,021,283	6,439,444

Divgi Torqtransfer Systems, Ltd.[c]	327,748	3,689,131

		21,825,230

Hotels, Restaurants & Leisure: 2.4%
Restaurant Brands Asia, Ltd.[c]	6,007,166	7,898,999

Lemon Tree Hotels, Ltd.[b,c,d]	6,653,252	7,620,690

		15,519,689

Textiles, Apparel & Luxury Goods: 2.2%
Titan Co., Ltd.	321,690	11,977,962

Page Industries, Ltd.	4,531	2,083,453

		14,061,415

Specialty Retail: 0.5%
Shankara Building Products, Ltd.	363,880	3,229,871

Total Consumer Discretionary		84,279,206

INFORMATION TECHNOLOGY: 11.9%
IT Services: 11.9%
Infosys, Ltd.	1,631,506	26,573,795

Tata Consultancy Services, Ltd.	469,622	18,976,179

LTIMindtree, Ltd.[b,d]	165,134	10,504,225

HCL Technologies, Ltd.	555,191	8,071,118

Persistent Systems, Ltd.	118,456	7,263,678

Coforge, Ltd.	106,963	6,166,546

Total Information Technology		77,555,541

	Shares	Value

HEALTH CARE: 10.2%
Pharmaceuticals: 4.3%
Neuland Laboratories, Ltd.	522,353	$18,050,988

Sun Pharmaceutical Industries, Ltd.	779,211	9,997,263

		28,048,251

Life Sciences Tools & Services: 3.5%
Syngene International, Ltd.[b,d]	1,556,544	14,539,135

Divi’s Laboratories, Ltd.	192,769	8,435,346

		22,974,481

Health Care Equipment & Supplies: 2.4%
Poly Medicure, Ltd.	1,090,503	15,297,198

Total Health Care		66,319,930

CONSUMER STAPLES: 9.2%
Personal Care Products: 5.2%
Hindustan Unilever, Ltd.	753,854	24,647,254

Dabur India, Ltd.	1,288,984	9,016,619

		33,663,873

Food Products: 4.0%
Britannia Industries, Ltd.	229,805	14,091,086

Nestle India, Ltd.	44,360	12,397,004

		26,488,090

Total Consumer Staples		60,151,963

MATERIALS: 7.0%
Chemicals: 3.8%
PI Industries, Ltd.	263,654	12,623,174

Asian Paints, Ltd.	245,661	10,087,791

Carborundum Universal, Ltd.	129,734	1,897,784

		24,608,749

Metals & Mining: 1.7%
APL Apollo Tubes, Ltd.	715,848	11,409,085

Construction Materials: 1.5%
Ramco Cements, Ltd.	855,004	9,654,466

Total Materials		45,672,300

INDUSTRIALS: 6.5%
Machinery: 3.3%
Ashok Leyland, Ltd.	6,374,760	13,039,087

Cummins India, Ltd.	354,455	8,413,588

		21,452,675

Transportation Infrastructure: 1.4%
Gujarat Pipavav Port, Ltd.	5,896,635	8,849,317

Industrial Conglomerates: 0.7%
Siemens, Ltd.	102,509	4,714,588

Electrical Equipment: 0.6%
ABB India, Ltd.	49,952	2,698,079

TD Power Systems, Ltd.	382,626	1,155,509

		3,853,588

Professional Services: 0.5%
Latent View Analytics, Ltd.[c]	803,985	3,460,447

Total Industrials		42,330,615

matthewsasia.com | 800.789.ASIA	49

Matthews India Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 4.5%
Oil, Gas & Consumable Fuels: 4.5%
Reliance Industries, Ltd.	945,197	$29,462,818

Total Energy		29,462,818

TOTAL COMMON EQUITIES		650,910,326

(Cost $509,997,853)

NON-CONVERTIBLE CORPORATE BONDS: 0.0%
	Face Amount*

CONSUMER STAPLES: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd., Series N3 5.500%, 06/03/2024	INR 1,996,476	23,852

Total Consumer Staples		23,852

TOTAL NON-CONVERTIBLE CORPORATE BONDS		23,852

(Cost $27,435)

TOTAL INVESTMENTS: 99.8%		650,934,178
(Cost $510,025,288)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		1,054,292

NET ASSETS: 100.0%		$651,988,470

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $53,667,623, which is 8.23% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.

INR	Indian Rupee

See accompanying notes to financial statements.

50	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Taizo Ishida	Shuntaro Takeuchi
Lead Manager	Lead Manager

Donghoon Han
Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MJFOX	MIJFX
CUSIP	577130800	577130792
Inception	12/31/98	10/29/10
NAV	$16.90	$16.94
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.05%	0.97%
Portfolio Statistics
Total # of Positions		56
Net Assets		$690.2 million
Weighted Average Market Cap		$42.5 billion
Portfolio Turnover[2]		83.4%
Benchmark
MSCI Japan Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan.

Matthews Japan Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Japan Fund returned 13.42% (Investor Class) and 13.46% (Institutional Class), while its benchmark, the MSCI Japan Index, returned 13.24% over the same period. For the quarter ending June 30, 2023, the Fund returned 4.90% (Investor Class) and 4.89% (Institutional Class), while the benchmark returned 6.45%.

Market Environment

Japan equity markets posted double digit returns for the first half of 2023, along with other developed markets, outpacing emerging markets. Japanese stocks continued their march higher during the second quarter as government policy and activist pressure pushed undervalued companies to increase their payout and buy-back ratios. Hopes over China’s reopening waned quickly but the U.S. Federal Reserve’s pace of rate hike slowing amid inflation rates starting to peak out spurred a general risk-on environment. The Japanese yen traded in a range bound for the first three months of the year but in the second quarter, as U.S. 10-year bond yield rose towards 4%, the yen weakened towards 145 yen against the U.S. dollar.

Japan enjoys several tailwinds for the first time in years including a positive earnings cycle driven by moderate inflation, meaningful wage gains and policy driven reforms which are pushing companies to increase their corporate value via capital efficiencies and shareholder payouts. In addition, the recovery in inbound tourism plus the fact that Japan lacks the geopolitical headwinds of China is creating positive foreign inflows into Japan.

Performance Contributors and Detractors

In the first half, strong stock selections were able to overcome the detraction from an allocation effect versus the benchmark index. From a sector perspective, our stock selection in information technology and consumer staples were the two largest contributors to relative performance year to date. On the other hand, the portfolio’s underweight and stock selection in industrials was the biggest detractor.

At the holdings level semiconductor company Renesas Electronics was the largest contributor to investment results. Shares reacted positively after earnings results in February, with progress being made in inventory adjustments showed the company’s solid execution during downturns. We continue to see Renesas constructively as its valuation level still remains compelling even after the strong performance year to date, and the potential for the company to improve shareholder returns. Electronic materials and chemical product company Shin-Etsu Chemical was another top contributor. The company continues to impress the market with solid execution capability during economic downturns and inventory adjustment periods related to both semiconductor wafers and polyvinyl chloride (PVC) demand. Over the long term, we remain bullish on the semiconductor market as well as the wafer market, where Shin-Etsu is a solid global leader with pricing power.

On the other hand, debt guarantor eGuarantee was the largest detractor year to date. The company’s shares weakened as small-cap growth companies faced unfavorable style movements in markets but eGuarantee is poised to benefit from a rise in bankruptcies as COVID-related relief funds have started to expire. eGuarantee is in the business of guaranteeing various types of credit that arise between companies doing business with each other. The credit guarantee business is a niche market, but it is a growing market in which eGuarantee is the leader. Furniture retailer Nitori was also a major detractor to investment results. The company has

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	51

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MJFOX)	4.90%	13.42%	15.51%	1.36%	0.94%	6.20%	5.49%		12/31/98
Institutional Class (MIJFX)	4.89%	13.46%	15.48%	1.42%	0.99%	6.28%	7.44%		10/29/10
MSCI Japan Index[3]	6.45%	13.24%	18.62%	6.09%	3.51%	5.59%	3.70%	[4]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definitions.

4	Calculated from 12/31/98.

TOP TEN HOLDINGS[5]
Name	Sector	% Net Assets
Keyence Corp.	Information Technology	4.1%
Sony Group Corp.	Consumer Discretionary	4.0%
Shin-Etsu Chemical Co., Ltd.	Materials	4.0%
Tokio Marine Holdings, Inc	Financials	3.8%
Renesas Electronics Corp.	Information Technology	3.7%
ITOCHU Corp.	Industrials	3.3%
Ajinomoto Co., Inc.	Consumer Staples	3.1%
ORIX Corp.	Financials	3.1%
Hitatchi, Ltd.	Industrials	3.1%
Denso Coprp.	Consumer Discretionary	2.9%
TOTAL		35.1%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

52	MATTHEWS ASIA FUNDS

Matthews Japan Fund

Portfolio Manager Commentary  (unaudited) (continued)

high exposure to currency rates, as it manufactures furniture overseas while the majority of its retail operations are in Japan. Yen weakness resumed especially in the second quarter, which pushed down the company’s own efforts to raise prices and introduce new products that can adapt to current currency environment.

Notable Portfolio Changes

During the second quarter, we initiated a position in credit card company Credit Saison. The company, in our view, could offer double digit profit growth coupled with increased shareholder return potential. While total card membership numbers are not growing, revolving loan total has turned positive year over year (YoY) post COVID and cashing loans has started to bottom out. Credit Saison’s India subsidiary (Kisetsu Saison Finance India) is growing above expectations and starting to contribute to earnings.

We have also re-initiated Toyota Motor after a year of hiatus. The stock has underperformed the overall market over the past year due to production constraints stemming from semiconductor shortage but the shortage has been largely resolved while the company has been quietly increasing its market share in Europe and Chinese markets with its hybrid vehicles.

To fund these positions, we exited Daikin Industries, IHI, Lasertec, Mitsubishi UFJ Financial Group, Nippon Telegraph & Telephone, and SMS Company.

Outlook

While the market seems ready for the Fed to pivot its interest-rate policy and for inflation to peak out, we believe the Fed is hesitant to prematurely remove its hawkish policies to contain inflation. With this backdrop, we don’t see a sudden reversal of growth underperformance in Japan anytime soon, although we also think that we have seen the worst in terms of style shift. We continue to prefer taking a more balanced approach towards multiple stages of growth and valuation levels. For the year of 2023, companies’ earnings growth and cash flow-generation ability will be ever more important as financial estimates for Japanese corporates have started to be revised down.

Over the long term, we continue to believe the earnings capability of Japanese companies has improved meaningfully over the past economic cycle. Last year, the Japanese equity market outperformed both developed markets (MSCI World) and emerging markets (MSCI Emerging Market) in U.S. dollar terms. With the yen at a near quarter-century-low to the dollar, Japanese companies are in good health and, importantly, the country is firmly open for tourism. We continue to believe this is the time for investors to add a long-term exposure to the market.

The MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,512 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

COUNTRY ALLOCATION (%)[6]
Japan	95.9
Cash and Other Assets, Less Liabilities	4.1

SECTOR ALLOCATION (%)[6]
Consumer Discretionary	22.3
Information Technology	18.2
Industrials	18.1
Financials	10.9
Health Care	8.0
Communication Services	6.6
Consumer Staples	6.3
Materials	4.7
Real Estate	0.7
Cash and Other Assets, Less Liabilities	4.1

MARKET CAP EXPOSURE (%)[6]
Mega Cap (over $25B)	44.4
Large Cap ($10B-$25B)	26.4
Mid Cap ($3B-10B)	17.8
Small Cap (under $3B)	7.2
Cash and Other Assets, Less Liabilities	4.1

6

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

matthewsasia.com | 800.789.ASIA	53

Matthews Japan Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.9%

	Shares	Value

CONSUMER DISCRETIONARY: 22.3%
Automobiles: 5.2%
Toyota Motor Corp.	1,174,700	$18,879,883

Suzuki Motor Corp.	465,200	16,869,456

		35,749,339

Household Durables: 4.0%
Sony Group Corp.	304,100	27,451,171

Specialty Retail: 3.5%
Fast Retailing Co., Ltd.	54,900	14,080,467

Nitori Holdings Co., Ltd.	90,900	10,207,550

		24,288,017

Leisure Products: 3.1%
Sega Sammy Holdings, Inc.	616,000	13,196,437

Bandai Namco Holdings, Inc.	348,100	8,061,062

		21,257,499

Automobile Components: 2.9%
Denso Corp.	299,900	20,228,895

Textiles, Apparel & Luxury Goods: 2.6%
Asics Corp.	578,400	17,899,185

Hotels, Restaurants & Leisure: 1.0%
Kyoritsu Maintenance Co., Ltd.	182,100	6,923,428

Total Consumer Discretionary		153,797,534

INFORMATION TECHNOLOGY: 18.2%
Semiconductors & Semiconductor Equipment: 5.3%
Renesas Electronics Corp.[b]	1,338,700	25,264,368

Disco Corp.	70,400	11,161,638

		36,426,006

Electronic Equipment, Instruments & Components: 5.2%
Keyence Corp.	59,200	28,129,277

Taiyo Yuden Co., Ltd.	266,700	7,634,621

		35,763,898

IT Services: 5.0%
OBIC Co., Ltd.	97,600	15,665,621

Nomura Research Institute, Ltd.	447,800	12,371,569

SHIFT, Inc.[b]	27,900	5,114,310

Simplex Holdings, Inc.	75,800	1,389,257

		34,540,757

Technology Hardware, Storage & Peripherals: 1.9%
FUJIFILM Holdings Corp.	227,300	13,543,253

Software: 0.8%
Appier Group, Inc.[b]	454,900	5,580,736

Total Information Technology		125,854,650

INDUSTRIALS: 18.1%
Trading Companies & Distributors: 5.2%
ITOCHU Corp.	571,300	22,692,925

Toyota Tsusho Corp.	271,100	13,548,522

		36,241,447

Industrial Conglomerates: 4.9%
Hitachi, Ltd.	338,600	21,052,966

Hikari Tsushin, Inc.	87,600	12,573,388

		33,626,354

	Shares	Value
Electrical Equipment: 2.4%
Mitsubishi Electric Corp.	1,186,500	$16,773,369

Construction & Engineering: 1.8%
Taisei Corp.	191,600	6,694,190

JGC Holdings Corp.	236,600	3,076,376

Kajima Corp.	184,400	2,784,186

		12,554,752

Machinery: 1.8%
Miura Co., Ltd.	335,500	8,769,372

NTN Corp.	1,616,500	3,424,052

		12,193,424

Commercial Services & Supplies: 1.2%
TOPPAN, Inc.	367,700	7,946,614

Professional Services: 0.8%
BayCurrent Consulting, Inc.	155,400	5,843,344

Total Industrials		125,179,304

FINANCIALS: 10.9%
Financial Services: 3.8%
ORIX Corp.	1,172,800	21,387,414

eGuarantee, Inc.	349,400	4,661,572

		26,048,986

Insurance: 3.7%
Tokio Marine Holdings, Inc.	1,126,000	25,958,318

Consumer Finance: 1.9%
Credit Saison Co., Ltd.	835,900	12,854,978

Banks: 1.5%
Sumitomo Mitsui Financial Group, Inc.	238,300	10,213,406

Total Financials		75,075,688

HEALTH CARE: 8.0%
Health Care Equipment & Supplies: 4.1%
Olympus Corp.	809,200	12,805,877

Hoya Corp.	84,200	10,075,898

Asahi Intecc Co., Ltd.	276,100	5,435,846

		28,317,621

Pharmaceuticals: 2.7%
Daiichi Sankyo Co., Ltd.	370,200	11,762,838

Takeda Pharmaceutical Co., Ltd.	211,000	6,630,160

		18,392,998

Health Care Providers & Services: 0.8%
Amvis Holdings, Inc.	236,700	5,388,212

Biotechnology: 0.4%
PeptiDream, Inc.[b]	197,700	2,967,813

Total Health Care		55,066,644

COMMUNICATION SERVICES: 6.6%
Entertainment: 3.2%
Capcom Co., Ltd.	328,200	13,009,995

Toho Co., Ltd.	241,300	9,190,996

		22,200,991

Wireless Telecommunication Services: 2.9%
KDDI Corp.	352,600	10,889,388

SoftBank Group Corp.	197,000	9,290,444

		20,179,832

54	MATTHEWS ASIA FUNDS

Matthews Japan Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Diversified Telecommunication Services: 0.5%
Internet Initiative Japan, Inc.	180,100	$3,394,926

Total Communication Services		45,775,749

CONSUMER STAPLES: 6.3%
Food Products: 4.6%
Ajinomoto Co., Inc.	542,500	21,611,493

Nissin Foods Holdings Co., Ltd.	122,400	10,120,652

		31,732,145

Household Products: 1.7%
Unicharm Corp.	323,900	12,044,187

Total Consumer Staples		43,776,332

MATERIALS: 4.8%
Chemicals: 4.8%
Shin-Etsu Chemical Co., Ltd.	817,900	27,332,546

Mitsui Chemicals, Inc.	115,700	3,410,346

Tokyo Ohka Kogyo Co., Ltd.	32,500	1,993,210

Total Materials		32,736,102

REAL ESTATE: 0.7%
Real Estate Management & Development: 0.7%
TKP Corp.[b]	241,900	4,620,249

Total Real Estate		4,620,249

TOTAL INVESTMENTS: 95.9%		661,882,252
(Cost $583,404,372)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		28,357,271

NET ASSETS: 100.0%		$690,239,523

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	55

PORTFOLIO MANAGERS

Michael J. Oh, CFA	Elli Lee
Lead Manager	Lead Manager

Sojung Park
Co-Manager

FUND FACTS†

Institutional
Ticker	MIKOX
CUSIP	577130826
Inception	10/29/10
NAV	$24.88
Initial Investment	$100,000
Gross Expense Ratio[1]	1.08%
Portfolio Statistics
Total # of Positions	36
Net Assets	$65.0 million
Weighted Average Market Cap	$93.1 billion
Portfolio Turnover[2]	56.9%
Benchmarks
Korea Composite Stock Price Index
MSCI Korea Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea.

Matthews Korea Fund*

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Korea Fund returned 9.14% (Institutional Class), while its benchmark, the Korea Composite Stock Price Index (KOSPI), returned 10.10% over the same period. For the quarter ended June 30, 2023, the Fund returned 3.25% (Institutional Class), while the benchmark returned 2.43%.

Market Environment

Regionally, the first six months of the year were turbulent. 2023 started with expectations that China’s lifting of its zero-COVID policy would generate a reopening boost though that didn’t play out as many expected. China’s market has been volatile and negative and its challenges have had implications for macro-related stocks in Korea, especially the more commodities- and oil-oriented sectors. From a global perspective, the environment feels polarized, with the U.S. still in better economic shape than China and Europe—resulting in stronger performance for companies with U.S. exposure compared with those without. Within Korea, technology did quite well, as did automotive companies given their exposure to the U.S. market where auto demand has remained resilient and has generated healthy operating profits for businesses with exposure.

Performance Contributors and Detractors

At the sector level, the Fund’s underweight and stock selection to industrials was the biggest detractor to relative performance in the first half. This was primarily due to our lack of exposure to battery-cell maker LG Energy Solutions. We believe the company’s high valuation outweighs it positives. An overweight and stock selection in energy also detracted as did an overweight to consumer staples which weighed on relative returns as the sector consolidated gains following a positive 2022. Conversely, our underweight and stock selection in financials was the top contributor and our overweight in IT was the biggest single contributor. Korea has started building an ecosystem around semiconductor production equipment (SPE) and has made itself into a destination for memory and foundry manufacturing. We have accordingly been accumulating positions in companies that can take share among Korean and global customers alike. Stock selection in consumer discretionary also contributed.

At the individual holdings level, S-Oil, a refiner, and BGF Retail, an operator of convenience stories, were among the biggest detractors. We like S-Oil’s management and its shareholder returns policy but against a backdrop of deteriorating crude prices its earnings visibility remains low and has pressured shares. BGF benefited from stellar performance during COVID and into 2022, however, given higher earnings expectations and a higher valuation, the stock pared some of its gains in the period. Growing concerns around food inflation are pressuring the government to act on prices and there is increasing regulatory risk in the sector. These headwinds aside, BGF is taking share with superior merchandising capabilities.

On the flip side, SK Hynix and HPSP were the strongest contributors. Shares of semiconductor provider SK Hynix have appreciated as we increasingly see signs of a bottom in memory inventory levels and improvements in supply chain issues. The company is also getting AI-related orders from NVIDIA. HPSP makes high-pressure, heat treatment semiconductor equipment. The company’s specialized technology helps its customers produce the most advanced node migration in semiconductor manufacturing.

(continued)

*	The Matthews Korea Fund reorganized into the Matthews Korea Active ETF on July 14, 2023.
†	Investor Class shares of the Fund were converted into Institutional Class shares on June 20, 2023.
1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

56	MATTHEWS ASIA FUNDS

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Institutional Class (MIKOX)	3.25%	9.14%	8.64%	6.14%	0.96%	5.68%	5.62%	10/29/10
Korea Composite Stock Price Index[3]	2.43%	10.10%	9.63%	5.64%	0.69%	3.69%	3.00%
MSCI Korea Index[4]	4.52%	14.61%	13.60%	5.46%	1.58%	4.69%	3.99%

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INSTITUTIONAL CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

Korea Composite Stock Price Index performance data may be readjusted periodically by the Korea Exchange due to certain factors, including the declaration of dividends. It is not possible to invest directly in an index. Source: Index data from Korea Composite Stock Price Index and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definitions.

TOP TEN HOLDINGS[5]
Name	Sector	% Net Assets
Samsung Electronics Co., Ltd., Pfd.	Information Technology	14.8%
SK Hynix, Inc.	Information Technology	8.0%
Samsung Electronics Co., Ltd.	Information Technology	6.0%
Samsung SDI Co., Ltd.	Information Technology	4.1%
Yuhan Corp.	Health Care	3.6%
BGF Retail Co., Ltd.	Consumer Staples	3.6%
S-Oil Corp.	Energy	3.1%
Kia Corp.	Consumer Discretionary	2.8%
KoMiCo., Ltd.	Information Technology	2.7%
Hyundai Mobis Co., Ltd.	Consumer Discretionary	2.6%
TOTAL		51.3%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

matthewsasia.com | 800.789.ASIA	57

COUNTRY ALLOCATION (%)[6]
South Korea	95.7
Cash and Other Assets, Less Liabilities	4.3

SECTOR ALLOCATION (%)[6]
Information Technology	42.3
Consumer Discretionary	11.3
Consumer Staples	8.2
Health Care	7.3
Industrials	6.9
Materials	6.0
Communication Services	5.7
Financials	4.9
Energy	3.1
Cash and Other Assets, Less Liabilities	4.3

MARKET CAP EXPOSURE (%)[6]
Mega Cap (over $25B)	44.5
Large Cap ($10B-$25B)	8.7
Mid Cap ($3B-10B)	20.5
Small Cap (under $3B)	22.0
Cash and Other Assets, Less Liabilities	4.3

6

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Korea Fund

Portfolio Manager Commentary  (unaudited) (continued)

Notable Portfolio Changes

In the last quarter, we capitalized on recent volatility to initiate a new position in Eugene Technology, a manufacturer of critical wafer components and semiconductor manufacturing equipment. Given the ongoing development of Korea’s SPE ecosystem, Eugene Technology is poised to benefit and take share from global competitors Samsung and SK Hynix. We anticipate local demand will only grow and that Eugene Technology’s product offering will gradually replace those of U.S. and Japanese players.

Conversely, we exited Leeno Industrial, a long-term holding and manufacturer of critical testing components for integrated circuit production. The last few years have been very positive for Leeno as key customers deployed ample R&D spending for new products, generating demand for Leeno’s test pins and sockets. Though we maintain our confidence in company management, the valuation is now elevated, and we chose to exit in favor of companies better positioned to take share as Korea’s SPE activity builds out. However, we will continue monitoring the company and should an opportunity present itself at an attractive valuation, we would consider reinitiating a position.

Outlook

We think a lot of the negative sentiment around China’s economic malaise is largely reflected in prices. Within the Fund, we own industrials, materials and energy names with strong capability for generating cash flow despite a difficult environment and that cater to global demand—many of which have been challenged year-to-date. But if we reach a bottom soon regarding negativity toward China, we anticipate these stocks will do better given their cash flow-generative capabilities and their fundamentals, which remain relatively intact.

In the interim, we will remain focused on what we do best, which is taking an active approach to security selection, focusing on innovative companies we believe are well-positioned to generate strong cash flows and capitalize on an improving global economic environment. We continue looking for businesses that can not only benefit from domestic consumption but can effectively compete and innovate in the global economy.

58	MATTHEWS ASIA FUNDS

Matthews Korea Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 81.0%

	Shares	Value

INFORMATION TECHNOLOGY: 27.6%
Semiconductors & Semiconductor Equipment: 14.3%
SK Hynix, Inc.	58,997	$5,183,736

KoMiCo., Ltd.	36,712	1,727,403

HPSP Co., Ltd.	59,124	1,289,219

Eugene Technology Co., Ltd.	41,531	1,079,205

		9,279,563

Electronic Equipment, Instruments & Components: 7.3%
Samsung SDI Co., Ltd.	5,269	2,690,533

Park Systems Corp.	9,336	1,338,263

Samsung Electro-Mechanics Co., Ltd.	6,702	739,925

		4,768,721

Technology Hardware, Storage & Peripherals: 6.0%
Samsung Electronics Co., Ltd.	70,347	3,873,537

Total Information Technology		17,921,821

CONSUMER DISCRETIONARY: 11.3%
Automobiles: 5.1%
Kia Corp.	27,092	1,824,945

Hyundai Motor Co.	9,428	1,482,971

		3,307,916

Automobile Components: 3.9%
Hyundai Mobis Co., Ltd.	9,451	1,673,272

HL Mando Co., Ltd.	20,863	858,238

		2,531,510

Broadline Retail: 2.3%
Coupang, Inc.[b]	86,555	1,506,057

Total Consumer Discretionary		7,345,483

CONSUMER STAPLES: 8.2%
Consumer Staples Distribution & Retail: 3.6%
BGF Retail Co., Ltd.	17,433	2,315,730

Tobacco: 2.5%
KT&G Corp.	25,799	1,620,603

Food Products: 2.1%
Orion Corp.	15,140	1,380,758

Total Consumer Staples		5,317,091

HEALTH CARE: 7.3%
Pharmaceuticals: 5.1%
Yuhan Corp.	51,216	2,351,036

DongKook Pharmaceutical Co., Ltd.	90,730	989,461

		3,340,497

Life Sciences Tools & Services: 2.2%
Samsung Biologics Co., Ltd.[b,c,d]	2,533	1,434,128

Total Health Care		4,774,625

INDUSTRIALS: 6.9%
Marine Transportation: 2.5%
Pan Ocean Co., Ltd.	403,728	1,595,930

Machinery: 2.4%
Hyundai Mipo Dockyard Co., Ltd.[b]	24,440	1,565,400

	Shares	Value
Construction & Engineering: 2.0%
Samsung Engineering Co., Ltd.[b]	61,010	$1,315,698

Total Industrials		4,477,028

MATERIALS: 6.0%
Chemicals: 3.2%
LG Chem, Ltd.	2,679	1,363,777

PI Advanced Materials Co., Ltd.	23,665	685,824

		2,049,601

Metals & Mining: 2.8%
POSCO Holdings, Inc.	3,429	1,014,819

Korea Zinc Co., Ltd.	2,205	819,012

		1,833,831

Total Materials		3,883,432

COMMUNICATION SERVICES: 5.7%
Interactive Media & Services: 3.1%
NAVER Corp.	10,175	1,424,346

Kakao Corp.	14,810	556,263

		1,980,609

Diversified Telecommunication Services: 1.3%
KINX, Inc.	17,313	859,798

Wireless Telecommunication Services: 1.3%
SK Telecom Co., Ltd.	23,698	838,571

Total Communication Services		3,678,978

FINANCIALS: 4.9%
Insurance: 1.8%
Samsung Fire & Marine Insurance Co., Ltd.	6,822	1,190,476

Capital Markets: 1.6%
Macquarie Korea Infrastructure Fund	106,357	1,026,557

Banks: 1.5%
KB Financial Group, Inc.	26,983	979,340

Total Financials		3,196,373

ENERGY: 3.1%
Oil, Gas & Consumable Fuels: 3.1%
S-Oil Corp.	39,893	2,027,003

Total Energy		2,027,003

TOTAL COMMON EQUITIES		52,621,834

(Cost $49,405,239)

matthewsasia.com | 800.789.ASIA	59

Matthews Korea Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES: 14.7%

	Shares	Value

INFORMATION TECHNOLOGY: 14.7%
Technology Hardware, Storage & Peripherals: 14.7%
Samsung Electronics Co., Ltd., Pfd.	211,344	$9,590,644

Total Information Technology		9,590,644

TOTAL PREFERRED EQUITIES		9,590,644

(Cost $6,695,847)

RIGHTS: 0.0%

FINANCIALS: 0.0%
Capital Markets: 0.0%

Macquarie Korea Infrastructure Fund, Rights, Expires 08/09/2023[b]	8,127	1,036

Total Financials		1,036

TOTAL RIGHTS		1,036

(Cost $0)

TOTAL INVESTMENTS: 95.7%		62,213,514
(Cost $56,101,086)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.3%		2,777,613

NET ASSETS: 100.0%		$64,991,127

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $1,434,128, which is 2.21% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Pfd.	Preferred

See accompanying notes to financial statements.

60	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Robert J. Horrocks, PhD	Kenneth Lowe, CFA
Lead Manager	Lead Manager

Siddarth Bhargava	Elli Lee
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MACSX	MICSX
CUSIP	577130206	577130842
Inception	9/12/94	10/29/10
NAV	$12.89	$12.86
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.13%	1.01%
Portfolio Statistics
Total # of Positions		47
Net Assets		$538.6 million
Weighted Average Market Cap		$111.9 billion
Portfolio Turnover[2]		13.2%
Benchmark
MSCI AC Asia ex Japan Index

OBJECTIVE

Long-term capital appreciation. The Fund also seeks to provide some current income.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities, of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging and frontier countries and markets in the Asian region.

Matthews Asian Growth and Income Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Asian Growth and Income Fund returned 4.44% (Investor Class) and 4.43% (Institutional Class), while its benchmark, the MSCI All Country Asia ex Japan Index, returned 3.19% over the same period. For the quarter ending June 30, 2023, the Fund returned –1.25% (Investor Class) and –1.27% (Institutional Class), while the benchmark returned –1.14%.

Market Environment

2023 began with a continuation of the rally in Asian markets but a rally that quickly petered out. For the rest of the six months up to mid-year, the MSCI AC Asia ex Japan Index, the portfolio’s benchmark, struggled. Much of the region’s relatively soft performance has focused on China where issues such as the continued U.S.—China political tensions and arguably underwhelming macroeconomic data have weighed on sentiment. It’s perhaps the market’s own disappointment at the pace of the recovery in China’s domestic demand that has contributed the most to lackluster returns. The government’s reluctance to aggressively stimulate the economy has further disappointed some.

The best performing countries over the period were Taiwan and South Korea, helped by both geographies having large information technology (IT) weights within their markets. IT was the strongest performing sector during the period helped by expectations of inventories clearing as well as the long-term potential presented by artificial intelligence (AI).

Performance Contributors and Detractors

At the country level, the portfolio’s stock selection in China and Hong Kong was the top contributor to relative performance over the past six months amid gains in gaming stocks, select energy/power-related companies and convertible bonds. Our overweight to U.S. and French companies with business activities in the region and our selections in Indonesia and the Philippines were also positive contributors. Indonesia has achieved much more monetary stability recently and this may have been beneficial for the financial sector.

Conversely, the portfolio’s underweight and stock selection in South Korea was the biggest detractor. Our underweight in Taiwan also detracted. In India, both stock selection and an underweight to what we deem to be an expensive market hurt relative performance.

From a sector perspective, stock selection in utilities and financials were among the top contributors to relative performance while both an underweight and stock selection in consumer discretionary also helped. In contrast, the biggest relative detractors included our slight underweight in IT and our overweight in real estate although this was almost entirely offset by good stock selection.

At the individual holdings level, the overall impact of the technology sector was significantly positive on an absolute basis because of our holdings in global industry leaders like Samsung, Advantech, TSMC and particularly Broadcom, recently buoyed by AI optimism. Bank Rakyat Indonesia was also a top performer in the period on the back of solid loan growth and stable margins and asset quality. Online gaming stocks, such as Tencent, and in particular NetEase, were also strong performers. China-based NetEase saw solid earnings delivery, a robust game pipeline and an aim to continue to grow its overseas business, all of which may have helped the stock.

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	61

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MACSX)	-1.25%	4.44%	0.16%	2.04%	1.93%	2.22%	7.79%		9/12/94
Institutional Class (MICSX)	-1.27%	4.43%	0.26%	2.14%	2.07%	2.37%	3.25%		10/29/10
MSCI AC Asia ex Japan Index[3]	-1.14%	3.19%	-0.76%	1.49%	1.25%	4.80%	4.09%	[4]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance, visit matthewsasia.com.

INCOME DISTRIBUTION HISTORY
	2023			2022
	June	December	Total	June	December	Total
Investor (MACSX)	$0.17	n.a.	n.a.	$0.08	$0.13	$0.21
Inst’l (MICSX)	$0.17	n.a.	n.a.	$0.09	$0.14	$0.23

Note: This table does not include capital gains distributions. Totals may differ by $0.02 due to rounding. For income distribution history, visit matthewsasia.com.

30-DAY YIELD:

2.55% (Investor Class); 2.72% (Institutional Class)

The 30-Day Yield represents net investment income earned by the Fund over the 30-day period ended 6/30/23, expressed as an annual percentage rate based on the Fund’s share price at the end of the 30-day period. The 30-Day Yield should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate.

Source: BNY Mellon Investment Servicing (US) Inc.

DIVIDEND YIELD: 3.29%

The dividend yield (trailing) for the portfolio is the weighted average sum of the dividends paid by each equity security held by the Fund over the 12 months ended 6/30/23 divided by the current price of each equity as of 6/30/23. The annualized dividend yield for the Fund is for the equity-only portion of the portfolio. Please note that this is based on gross equity portfolio holdings and does not reflect the actual yield an investor in the Fund would receive. Past yields are no guarantee of future yields.

Source: FactSet Research Systems, Bloomberg, MICM

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4	Calculated from 8/31/94.

TOP TEN HOLDINGS[5]
Name	Sector	Country	% Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	Information Technology	Taiwan	8.1%
AIA Group, Ltd.	Financials	China/Hong Kong	4.9%
Tencent Holdings, Ltd.	Communication Services	China/Hong Kong	4.4%
Housing Development Finance Corp., Ltd.	Financials	India	3.9%
Samsung Electronics Co., Ltd.	Information Technology	South Korea	3.6%
ESR Group, Ltd., Cnv., 1.500%, 09/30/2025	Real Estate	China/Hong Kong	2.3%
PT Bank Rakyat Indonesia Persero Tbk	Financials	Indonesia	2.3%
Macquarie Korea Infrastructure Fund	Financials	South Korea	2.3%
HKT Trust & HKT, Ltd.	Communication Services	China/Hong Kong	2.1%
Inner Mongolia Yili Industrial Group Co., Ltd.	Consumer Staples	China/Hong Kong	2.1%
TOTAL			36.0%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

62	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund

Portfolio Manager Commentary  (unaudited) (continued)

In contrast, our exposure to JD.com, a direct competitor of Alibaba, was the biggest detractor to relative performance at the holdings level. Despite reasonable earnings delivery, the stock faltered as concerns remained around the competitive intensity of the industry as well as the strength of consumption in China. Fellow Chinese consumer stock Zhongsheng Group also fell. The auto dealer was impacted by weak sentiment and uncertainty over new car margins. Chinese health-care company Haier Biomedical also detracted from returns, as did Hong Kong-based life insurer AIA Group and Link REIT.

Notable Portfolio Changes

There was fairly limited activity in the portfolio during the quarter. We exited drug manufacturer Sanofi India as profitability may be structurally impacted with the inclusion of the company’s biggest diabetes treatment brand in the price-controlled National List of Essential Medicines. Combined with limited product launches and reasonably tepid performance from existing brands, we see better opportunities elsewhere.

Outlook

Fears of a global recession, geopolitics and an uneven recovery in China continue to weigh on earnings growth expectations and sentiment for some of the region. The markets await clarity from the government in China on how it can increase consumer confidence and stimulate private investment. However, this uncertainty may be being priced in as the MSCI China Index trades at a fairly low multiple of 9x price-to-earnings. Further, it should be remembered that a lack of inflationary pressure in China allows room for some policy easing. Elsewhere, countries like India and Indonesia continue to see healthy consumer demand while the former can benefit from the relocation of supply chains and benign inflation. At a portfolio level, we continue to prefer investing in companies that we believe can strike a balance for the portfolio between shareholder returns and sustainable growth, aiming to deliver solid total returns through the economic cycle. This is a strategy that we believe is reasonably placed against what is an uncertain macroeconomic backdrop.

COUNTRY ALLOCATION (%)[6,7]
China/Hong Kong	46.8
Taiwan	11.5
India	10.2
South Korea	9.3
Singapore	7.1
France	3.0
Indonesia	2.3
Philippines	1.8
Thailand	1.7
United States	1.6
Australia	1.5
Cash and Other Assets, Less Liabilities	3.1

SECTOR ALLOCATION (%)[7]
Financials	20.5
Information Technology	20.1
Communication Services	12.2
Industrials	11.9
Consumer Discretionary	11.4
Real Estate	7.2
Consumer Staples	5.6
Health Care	5.2
Utilities	2.9
Cash and Other Assets, Less Liabilities	3.1

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	48.8
Large Cap ($10B-$25B)	14.0
Mid Cap ($3B-10B)	26.9
Small Cap (under $3B)	7.3
Cash and Other Assets, Less Liabilities	3.1

ASSET TYPE BREAKDOWN (%)[7,8]
Common Equities and ADRs	88.9
Convertible Corporate Bonds	8.1
Preferred Equities	0.0
Cash and Other Assets, Less Liabilities	3.1

6	Not all countries where the Fund may invest are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

8	Bonds are not included in the MSCI All Country Asia ex Japan Index.

matthewsasia.com | 800.789.ASIA	63

Matthews Asian Growth and Income Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 88.8%

	Shares	Value

CHINA/HONG KONG: 38.7%
AIA Group, Ltd.	2,580,400	$26,207,832

Tencent Holdings, Ltd.	564,600	23,939,706

HKT Trust & HKT, Ltd.	9,901,000	11,528,446

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	2,905,275	11,327,582

Midea Group Co., Ltd. A Shares	1,384,430	11,244,720

NetEase, Inc. ADR	115,749	11,191,771

JD.com, Inc. Class A	652,102	11,121,318

Techtronic Industries Co., Ltd.	964,000	10,541,930

NARI Technology Co., Ltd. A Shares	2,996,190	9,533,324

Yum China Holdings, Inc.	166,510	9,407,815

CK Hutchison Holdings, Ltd.	1,501,172	9,162,169

BOC Hong Kong Holdings, Ltd.	2,795,000	8,562,000

Zhongsheng Group Holdings, Ltd.	2,192,000	8,414,862

Wuliangye Yibin Co., Ltd. A Shares	367,674	8,293,828

Link REIT	1,445,040	8,044,715

Jiangsu Expressway Co., Ltd. H Shares	8,596,000	7,927,255

Guangdong Investment, Ltd.	9,136,000	7,891,089

ENN Natural Gas Co., Ltd. A Shares	2,864,177	7,494,030

Qingdao Haier Biomedical Co., Ltd. A Shares	943,264	6,680,533

Total China/Hong Kong		208,514,925

TAIWAN: 11.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,351,187	43,434,261

Advantech Co., Ltd.	762,884	10,043,906

Chailease Holding Co., Ltd.	1,327,160	8,725,810

Total Taiwan		62,203,977

INDIA: 10.2%
Housing Development Finance Corp., Ltd.	607,642	20,963,821

Tata Consultancy Services, Ltd.	264,710	10,696,229

Computer Age Management Services, Ltd.	303,611	8,152,895

Embassy Office Parks REIT	2,177,183	7,725,353

Crompton Greaves Consumer Electricals, Ltd.	2,094,413	7,404,389

Total India		54,942,687

SOUTH KOREA: 9.3%
Samsung Electronics Co., Ltd.	354,482	19,518,942

Macquarie Korea Infrastructure Fund	1,291,597	12,466,479

SK Telecom Co., Ltd.	285,610	10,106,519

LEENO Industrial, Inc.	69,717	7,833,841

Total South Korea		49,925,781

SINGAPORE: 7.1%
United Overseas Bank, Ltd.	528,200	10,960,815

CapitaLand Ascendas REIT	5,168,684	10,432,337

Singapore Technologies Engineering, Ltd.	3,423,825	9,342,485

Venture Corp., Ltd.	710,500	7,757,091

Total Singapore		38,492,728

	Shares	Value

FRANCE: 3.0%
Pernod Ricard SA	46,620	$10,301,841

LVMH Moet Hennessy Louis Vuitton SE	6,262	5,904,517

Total France		16,206,358

INDONESIA: 2.3%
PT Bank Rakyat Indonesia Persero Tbk	34,433,672	12,571,447

Total Indonesia		12,571,447

PHILIPPINES: 1.8%
Bank of the Philippine Islands	4,960,566	9,795,198

Total Philippines		9,795,198

THAILAND: 1.7%
Digital Telecommunications Infrastructure Fund F Shares	29,199,600	9,141,604

Total Thailand		9,141,604

UNITED STATES: 1.6%
Broadcom, Inc.	10,175	8,826,100

Total United States		8,826,100

AUSTRALIA: 1.5%
Aristocrat Leisure, Ltd.	308,358	7,978,092

Total Australia		7,978,092

TOTAL COMMON EQUITIES		478,598,897

(Cost $456,582,933)

CONVERTIBLE CORPORATE BONDS: 8.1%
	Face Amount*	Value

CHINA/HONG KONG: 8.1%
ESR Group, Ltd., Cnv. 1.500%, 09/30/25[b]	12,866,000	12,608,680

Pharmaron Beijing Co., Ltd., Cnv. 0.000%, 06/18/26[b]	12,100,000	11,072,588

Hansoh Pharmaceutical Group Co., Ltd., Cnv. 0.000%, 01/22/26[b]	10,756,000	10,331,138

China Conch Venture Holdings International, Ltd., Cnv. 0.000%, 09/05/23[b]	HKD 66,000,000	9,509,189

Total China/Hong Kong		43,521,595

TOTAL CONVERTIBLE CORPORATE BONDS		43,521,595

(Cost $45,817,721)

64	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

RIGHTS: 0.0%

	Shares	Value

SOUTH KOREA: 0.0%
Macquarie Korea Infrastructure Fund, Rights, Expires 08/09/23[c]	98,695	$12,579

Total South Korea		12,579

TOTAL RIGHTS		12,579

(Cost $0)

TOTAL INVESTMENTS: 96.9%		522,133,071
(Cost $502,400,654)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.1%		16,449,514

NET ASSETS: 100.0%		$538,582,585

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Non-income producing security.

*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt

Cnv.	Convertible

HKD	Hong Kong Dollar

REIT	Real Estate Investment Trust

USD	U.S. Dollar

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	65

PORTFOLIO MANAGERS

Robert Horrocks, PhD	Kenneth Lowe, CFA
Lead Manager	Lead Manager

Siddarth Bhargava	Winnie Chwang
Co-Manager	Co-Manager

Elli Lee
Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MAPIX	MIPIX
CUSIP	577125107	577130750
Inception	10/31/06	10/29/10
NAV	$13.58	$13.57
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.10%	0.99%
Portfolio Statistics
Total # of Positions		60
Net Assets		$1.5 billion
Weighted Average Market Cap		$76.2 billion
Portfolio Turnover[2]		50.8%
Benchmark
MSCI AC Asia Pacific Index

OBJECTIVE

Total return with an emphasis on providing current income.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. Asia consists of all countries and markets in Asia, and includes developed, emerging and frontier countries and markets in the Asian region. The Fund may also invest in convertible debt and equity securities of companies located in Asia.

Matthews Asia Dividend Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews Asia Dividend Fund returned 2.93% (Investor Class) and 2.97% (Institutional Class), while its benchmark, the MSCI All Country Asia Pacific Index, returned 6.35% over the same period. For the quarter ending June 30, 2023, the Fund returned 0.07% (Investor Class) and 0.07% (Institutional Class), while the benchmark returned 1.43%.

Market environment

2023 began with a continuation of the rally in Asian markets but a rally that quickly petered out. The remainder of the first half of the year saw a diverging performance across countries in the Asia Pacific region. Hopes for a rapid recovery in China post reopening were disappointed with relatively weak economic data and underwhelming stimulus measures. U.S.—China political tensions and the implementation of semiconductor trade sanctions by the U.S. also weighed on sentiment. This helped drive China/Hong Kong to be the third weakest performing market during the quarter ahead of only Thailand and Malaysia. Conversely, technology-focused stocks boosted the markets of South Korea and Taiwan, driven by expectations of inventories clearing through the rest of the year as well as the long-term potential presented by artificial intelligence. Stocks in Japan rallied on continued corporate reform with capital return policies improving.

Performance Contributors and Detractors

From a country perspective, the portfolio’s mild overweight and stock selection in China/Hong Kong was the biggest detractor to relative performance in the first half as slowing industrial output and disappointing retail sales, alongside disappointing stimulus and a prolonged property downturn, weighed on stocks. Stock selection was impacted particularly by weakness in select domestically focused businesses. In Japan, stock selection was also a large detractor as certain holdings in areas such as real estate fell. Turning to India, stock selection in what we deem to be a fairly expensive market hurt relative performance. On the flip side, stock selection in in Australia and Indonesia benefited performance, with gains in the commercial banking sector helping the latter.

From a sector perspective, stock selections within consumer discretionary, health care and industrials were big detractors from relative performance while selections in financials and IT were strong contributors.

At the individual holdings level, a number of the Fund’s largest detractors came from China. JD.com, a leading e-commerce player, China Tourism Group, a leading duty-free licensed operator, and Wuliangye Yibin, a prominent baijiu company, all slumped given an underwhelming consumer recovery post reopening. There are also concerns over increasing competition for JD.com and China Tourism in their respective sectors. Milkyway Chemical Supply Chain Service, a logistics and distribution company, fell on soft earnings as end markets were likely weaker than had been hoped. In contrast, some of the largest contributors to returns came from Japan, with semiconductor equipment manufacturer Disco benefiting from the strength in the broader IT sector and as certain end markets look to bottom out as well, with growth in areas such as power semiconductors. Trading company Itochu gained on robust earnings and an improving shareholder return policy.

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

66	MATTHEWS ASIA FUNDS

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception		Inception Date
Investor Class (MAPIX)	0.07%	2.93%	-4.65%	-1.72%	-1.46%	3.27%	6.17%		10/31/06
Institutional Class (MIPIX)	0.07%	2.97%	-4.66%	-1.65%	-1.37%	3.38%	4.05%		10/29/10
MSCI AC Asia Pacific Index[3]	1.43%	6.35%	6.44%	3.81%	2.38%	5.04%	3.99%	[4]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. Returns would have been lower if certain of the Fund’s fees and expenses had not been waived. For the Fund’s most recent month-end performance, visit matthewsasia.com.

INCOME DISTRIBUTION HISTORY
	2023					2022
	Q1	Q2	Q3	Q4	Total	Q1	Q2	Q3	Q4	Total
Investor (MAPIX)	$0.05	$0.00	n.a.	n.a.	n.a.	$0.05	$0.04	$0.02	$0.01	$0.11
Inst’l (MIPIX)	$0.05	$0.00	n.a.	n.a.	n.a.	$0.06	$0.04	$0.02	$0.01	$0.13

Note: This table does not include capital gains distributions. Totals may differ by $0.02 due to rounding and a return of capital. For distribution history please visit matthewsasia.com.

30-DAY YIELD:

Investor Class 1.90% (1.90% excluding waivers)

Institutional Class 2.06% (2.06% excluding waivers)

The 30-Day Yield represents net investment income earned by the Fund over the 30-day period ended 6/30/23, expressed as an annual percentage rate based on the Fund’s share price at the end of the 30-day period. The 30-Day Yield should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate.

Source: BNY Mellon Investment Servicing (US) Inc.

DIVIDEND YIELD: 2.73%

The dividend yield (trailing) for the portfolio is the weighted average sum of the dividends paid by each equity security held by the Fund over the 12 months ended 6/30/23 divided by the current price of each equity as of 6/30/23. The annualized dividend yield for the Fund is for the equity-only portion of the portfolio. Please note that this is based on gross equity portfolio holdings and does not reflect the actual yield an investor in the Fund would receive. Past yields are no guarantee of future yields.

Source: FactSet Research Systems, Bloomberg, MICM.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4	Calculated from 10/31/06.

TOP TEN HOLDINGS[5]
Name	Sector	Country	% Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	Information Technology	Taiwan	5.0%
Tencent Holdings, Ltd.	Communication Services	China/Hong Kong	2.5%
ITOCHU Corp.	Industrials	Japan	2.5%
Samsung Electronics Co., Ltd.	Information Technology	South Korea	2.4%
Housing Development Finance Corp., Ltd.	Financials	India	2.3%
PT Bank Rakyat Indonesia Persero Tbk	Financials	Indonesia	2.2%
AIA Group, Ltd.	Financials	China/Hong Kong	2.2%
Power Grid Corp. of India, Ltd.	Utilities	India	2.1%
United Overseas Bank, Ltd.	Financials	Singapore	2.0%
Shin-Etsu Chemical Co., Ltd.	Materials	Japan	2.0%
TOTAL			25.2%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

matthewsasia.com | 800.789.ASIA	67

COUNTRY ALLOCATION (%)[6,7]
Japan	31.5
China/Hong Kong	25.6
Australia	9.7
Taiwan	8.1
India	7.6
South Korea	6.0
Singapore	3.5
Indonesia	2.2
Vietnam	1.7
Thailand	1.5
Bangladesh	0.6
Cash and Other Assets, Less Liabilities	1.9

SECTOR ALLOCATION (%)[7]
Financials	19.2
Information Technology	17.1
Consumer Discretionary	13.9
Communication Services	11.7
Industrials	10.0
Consumer Staples	9.3
Real Estate	4.7
Health Care	4.3
Materials	3.6
Utilities	2.5
Energy	1.9
Cash and Other Assets, Less Liabilities	1.9

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	45.8
Large Cap ($10B-$25B)	24.4
Mid Cap ($3B-10B)	19.0
Small Cap (under $3B)	8.9
Cash and Other Assets, Less Liabilities	1.9

6	Not all countries where the Fund may invest are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Asia Dividend Fund

Portfolio Manager Commentary  (unaudited) (continued)

Notable portfolio changes

The portfolio had several changes during the quarter with alterations in both Japanese and Chinese holdings. We exited our holding in the health care sector in China where life science-service company Pharmaron Beijing has faced earnings challenges. In Japan, we sold real estate-services provider Katitas as a changing mix in its business model and a tax dispute are expected to weigh on margins in the medium term. We also exited precision machinery parts-distributor Misumi Group amid heightened competition in overseas markets.

These exits funded new positions including in Japanese telecom provider KDDI. The stock offers meaningful share buybacks, a healthy dividend yield of over 3% and a multi-decade track record of dividend increases. We believe that it may also benefit from reduced competition. We also initiated a position in Guangdong Investment, a utility company that is a leading provider of water to Hong Kong, given its relatively stable cash generating ability and 9% dividend yield. Elsewhere in Japan, Suzuki Motor was added to the portfolio. The company derives significant value from its stake in India’s leading auto producer, Maruti Suzuki India, that has a reasonable new-model cycle as well as solid growth prospects in the medium term on rising volumes. We believe the stock is attractively valued at around 5x EV/EBITDA and offering over a 2% dividend yield.

Outlook

Fears of a global recession, geopolitics, and a spotty recovery in China continue to weigh on earnings growth expectations and sentiment for some of the Asian region. With a quick recovery delayed, markets await clarity from the government in China on how it can increase consumer confidence and stimulate private investment. However, this uncertainty may be being priced in as the MSCI China Index trades at a fairly low multiple of 9x forward P/E. Further, it should be remembered that a lack of inflationary pressure in China allows room for some policy easing. Elsewhere in the region, countries like India and Indonesia, continue to see consumer demand while the former can benefit from the relocation of supply chains. If China has been one of the more challenged markets in Asia then it is Japan that remains one of the brighter spots, supported by what may be a return in inflation and improving shareholder return policies that have attracted broader interest in equities.

At a micro level, valuations remain reasonable at around 13x 2023 earnings expectations for the Asia Pacific market, with growth anticipated to be somewhat muted this year before rebounding to double digit growth in 2024. We continue to prefer investing in companies that allow the portfolio to balance dividend yields with dividend growth, aiming to deliver solid total returns through the economic cycle. This is a strategy that we hope is reasonably placed against what remains an uncertain macroeconomic backdrop.

Dividend yield: A financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Earnings growth: The change in a company’s reported net income over a period of time, such as from quarter to quarter or from year to year.

MSCI China Index: An index capturing large and mid cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings, like ADRs. Currently the index includes Large Cap A and Mid Cap A shares represented at 20% of their free float-adjusted market capitalization.

Price-to-earnings (P/E) ratio: A valuation ratio of a company’s current share price compared to its per-share earnings.

Enterprise value to earnings before interest, taxes, depreciation and amortization (EV/EBITDA) ratio: A ratio used to determine the value of a company. The enterprise multiple looks at a firm as a potential acquirer would, because it takes debt into account - an item which other multiples like the P/E ratio do not include.

68	MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.1%

	Shares	Value

JAPAN: 31.5%
ITOCHU Corp.	955,100	$37,938,058

Shin-Etsu Chemical Co., Ltd.	917,600	30,664,316

Tokio Marine Holdings, Inc.	1,291,000	29,762,157

ORIX Corp.	1,570,600	28,641,774

KDDI Corp.	886,500	27,377,886

Disco Corp.	165,900	26,302,781

Dai-ichi Life Holdings, Inc.	1,318,700	25,081,542

Suzuki Motor Corp.	674,500	24,459,260

Kakaku.com, Inc.	1,692,900	24,386,324

Toray Industries, Inc.	4,372,700	24,379,613

Nissin Foods Holdings Co., Ltd.	294,700	24,367,288

Bandai Namco Holdings, Inc.	1,047,800	24,264,236

Capcom Co., Ltd.	603,100	23,907,154

GLP J-Reit	23,991	23,663,449

Ajinomoto Co., Inc.	592,900	23,619,271

Hikari Tsushin, Inc.	162,300	23,295,215

Nomura Research Institute, Ltd.	836,800	23,118,646

Keyence Corp.	48,300	22,950,069

Olympus Corp.	1,201,200	19,009,416

Total Japan		487,188,455

CHINA/HONG KONG: 25.6%
Tencent Holdings, Ltd.	912,400	38,686,836

AIA Group, Ltd.	3,307,600	33,593,638

Midea Group Co., Ltd. A Shares	3,630,641	29,512,404

NetEase, Inc.	1,452,700	28,137,222

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	7,147,643	27,868,451

NARI Technology Co., Ltd. A Shares	8,632,368	27,466,602

Techtronic Industries Co., Ltd.	2,506,000	27,404,643

Yum China Holdings, Inc.	463,961	26,213,797

Link REIT	4,523,120	25,180,765

JD.com, Inc. Class A	1,406,433	23,986,107

Minth Group, Ltd.	8,721,000	23,978,676

Wuliangye Yibin Co., Ltd. A Shares	1,024,900	23,119,244

Yuexiu Transport Infrastructure, Ltd.	44,930,000	22,283,892

Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	1,387,974	17,022,223

China Tourism Group Duty Free Corp., Ltd. A Shares	978,424	14,921,884

Guangdong Investment, Ltd.	7,230,000	6,244,809

Total China/Hong Kong		395,621,193

AUSTRALIA: 9.7%
Ampol, Ltd.	1,501,743	29,999,485

AUB Group, Ltd.	1,376,897	27,081,377

Lottery Corp., Ltd.	7,229,095	24,783,230

CSL, Ltd.	130,215	24,113,057

Breville Group, Ltd.	1,731,760	23,147,867

Treasury Wine Estates, Ltd.	2,887,014	21,650,175

Total Australia		150,775,191

	Shares	Value

TAIWAN: 8.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	387,426	$39,099,032

Taiwan Semiconductor Manufacturing Co., Ltd.	2,044,469	37,768,157

Chailease Holding Co., Ltd.	3,779,000	24,846,166

Delta Electronics, Inc.	2,193,000	24,303,554

Total Taiwan		126,016,909

INDIA: 7.7%
Housing Development Finance Corp., Ltd.	1,033,497	35,655,940

Power Grid Corp. of India, Ltd.	10,201,014	31,801,057

Tata Consultancy Services, Ltd.	669,060	27,034,940

Hindustan Unilever, Ltd.	729,314	23,844,919

Total India		118,336,856

SOUTH KOREA: 6.0%
Samsung Electronics Co., Ltd.	677,373	37,298,381

SK Telecom Co., Ltd.	828,504	29,317,219

Macquarie Korea Infrastructure Fund	2,734,972	26,397,918

Total South Korea		93,013,518

SINGAPORE: 3.5%
United Overseas Bank, Ltd.	1,516,600	31,471,359

Capitaland India Trust	27,571,100	23,288,650

Total Singapore		54,760,009

INDONESIA: 2.2%
PT Bank Rakyat Indonesia Persero Tbk	94,237,384	34,405,283

Total Indonesia		34,405,283

VIETNAM: 1.7%
FPT Corp.	7,376,540	26,944,548

Total Vietnam		26,944,548

THAILAND: 1.5%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	29,008,800	22,748,008

Total Thailand		22,748,008

BANGLADESH: 0.6%
GrameenPhone, Ltd.	3,714,111	8,981,433

Total Bangladesh		8,981,433

TOTAL COMMON EQUITIES		1,518,791,403

(Cost $1,523,706,454)

RIGHTS: 0.0%

SINGAPORE: 0.0%
Capitaland India Trust, Rights, Expires 07/17/23[b]	3,280,960	199,759

Total Singapore		199,759

matthewsasia.com | 800.789.ASIA	69

Matthews Asia Dividend Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

RIGHTS (continued)

	Shares	Value

SOUTH KOREA: 0.0%
Macquarie Korea Infrastructure Fund, Rights, Expires 08/09/23[b]	208,989	26,637

Total South Korea		26,637

TOTAL RIGHTS		226,396

(Cost $0)

TOTAL INVESTMENTS: 98.1%		1,519,017,799
(Cost $1,523,706,454)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		29,157,520

NET ASSETS: 100.0%		$1,548,175,319

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

70	MATTHEWS ASIA FUNDS

PORTFOLIO MANAGERS

Sherwood Zhang, CFA	Winnie Chwang
Lead Manager	Lead manager

Elli Lee	Andrew Mattock, CFA
Co-Manager	Co-Manager

FUND FACTS

	Investor	Institutional
Ticker	MCDFX	MICDX
CUSIP	577125305	577130735
Inception	11/30/09	10/29/10
NAV	$12.44	$12.44
Initial Investment	$2,500	$100,000
Gross Expense Ratio[1]	1.20%	1.06%
Portfolio Statistics
Total # of Positions		36
Net Assets		$185.3 million
Weighted Average Market Cap		$86.0 billion
Portfolio Turnover[2]		67.1%
Benchmark
MSCI China Index

OBJECTIVE

Total return with an emphasis on providing current income.

STRATEGY

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China. China includes its administrative and other districts, such as Hong Kong. The Fund may also invest in convertible debt and equity securities of companies located in China.

Matthews China Dividend Fund

Portfolio Manager Commentary  (unaudited)

Period ended June 30, 2023

For the first half of 2023, the Matthews China Dividend Fund returned –8.79% (Investor Class) and –8.70% (Institutional Class), while its benchmark, the MSCI China Index, returned -5.39% over the same period. For the quarter ending June 30, 2023, the Fund returned –11.33% (Investor Class) and –11.24% (Institutional Class), while the benchmark returned –9.65%.

Market Environment

Chinese equities performed sluggishly in the first half after the post-zero-COVID reopening rally fizzled out in February as consumption data in the period disappointed the market. During the second-quarter holiday festivals of Qing Ming in April, May Day and Duan Wu in June, there was surging demand for travel, and tourist numbers and hotel room rates recovered back to pre-COVID levels. However, spending during the periods remained below pre-COVID levels indicating that Chinese consumers lacked the confidence to spend.

The real estate market is also creating worries as new home sales shrank during the first six months of the year. This has generated calls for the government to further relax the cooling measures it put in place toward the end of the sector’s almost 20-year-long boom. Chinese equities rallied a number of times in the first half on speculation the government was considering certain stimulus policies. However, we think there is limited room to ease monetary policy as the U.S. economy continues to defy the risk of recession. China’s central bank cannot cut interest rates too aggressively as that could create further depreciation pressure on an already weakened Chinese renminbi. A cheap renminbi is good for China’s exports but not for encouraging inward capital flows.

In addition to China’s uneven recovery, the impact of geopolitical tensions was also present, as the U.S. further tightened restrictions on exports to China of key semiconductor manufacturing equipment and materials.

Performance Contributors and Detractors

At the sector level, stock selection in IT, communication services and consumer staples were the biggest contributors to relative performance. On the other hand, our overweight and stock selection in real estate was the biggest detractor and we are revaluating our positions and allocation in the sector. Our underweight and stock selection in financials and stock selection in industrials also detracted.

At the holdings level, CITIC Telecom was the top performer in the first half. The Macau telecom operator has a stable local business while the returning mainland tourists provide a rebound of roaming revenue. Yadea Group was the second-best performer. We have confidence in the prospects of the electric scooter manufacturer which is developing sodium-ion battery to help solidify its market leadership position. Tencent was the third-best performer. The internet platform reported better-than-expected earnings and management has said it is confident that all its units will recover strongly in 2023. The 50% increase in its annual dividend payment also shows confidence in its financial strength. However, Tencent’s largest shareholder’s plan to further divest shares will create more volatility for the stock.

In contrast, China’s largest duty-free shopping operator China Tourism Group Duty Free, and Hainan Meilan International Airport, which also has significant exposure to duty-free shopping revenue, were among the bottom performers in the period. As Chinese tourists can now go outside the border, Hainan has lost its

(continued)

1	Prospectus expense ratios.
2	The lesser of fiscal year 2022 long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

matthewsasia.com | 800.789.ASIA	71

PERFORMANCE AS OF JUNE 30, 2023
				Average Annual Total Returns
	3 Months	YTD	1 Year	3 Year	5 Year	10 Years	Since Inception		Inception Date
Investor Class (MCDFX)	-11.33%	-8.79%	-11.93%	-3.37%	-1.18%	5.92%	6.72%		11/30/09
Institutional Class (MICDX)	-11.24%	-8.70%	-11.77%	-3.22%	-1.03%	6.09%	5.86%		10/29/10
MSCI China Index[3]	-9.65%	-5.39%	-16.69%	-10.13%	-5.14%	3.22%	1.94%	[4]

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the return figures quoted. For the Fund’s most recent month-end performance, visit matthewsasia.com.

INCOME DISTRIBUTION HISTORY
	2023			2022
	June	December	Total	June	December	Total
Investor (MCDFX)	$0.33	n.a.	n.a.	$0.42	$0.11	$0.52
Inst’l (MICDX)	$0.34	n.a.	n.a.	$0.43	$0.12	$0.54

Note: This table does not include capital gains distributions. Totals may differ by $0.02 due to rounding. For income distribution history, visit matthewsasia.com.

30 DAY YIELD:

Investor Class 1.76% (1.76% excluding waivers)

Institutional Class 1.96% (1.96% excluding waivers)

The 30-Day Yield represents net investment income earned by the Fund over the 30-day period ended 6/30/23, expressed as an annual percentage rate based on the Fund’s share price at the end of the 30-day period. The 30-Day Yield should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate.

Source: BNY Mellon Investment Servicing (US) Inc.

DIVIDEND YIELD: 3.32%

The dividend yield (trailing) for the portfolio is the weighted average sum of the dividends paid by each equity security held by the Fund over the 12 months ended 6/30/23 divided by the current price of each equity as of 6/30/23. The annualized dividend yield for the Fund is for the equity-only portion of the portfolio. Please note that this is based on gross equity portfolio holdings and does not reflect the actual yield an investor in the Fund would receive. Past yields are no guarantee of future yields.

Source: FactSet Research Systems, Bloomberg, MICM.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT SINCE INCEPTION—INVESTOR CLASS

Plotted monthly. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. Values are in US$.

3

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 76 for index definition.

4	Calculated from 11/30/09.

TOP TEN HOLDINGS[5]
Name	Sector	% Net Assets
Tencent Holdings, Ltd.	Communication Services	9.9%
Alibaba Group Holding, Ltd.	Consumer Discretionary	7.7%
CITIC Telecom International Holdings, Ltd.	Communication Services	6.1%
Tsingtao Brewery Co., Ltd.	Consumer Staples	3.9%
Postal Savings Bank of China Co., Ltd.	Financials	3.6%
Yadea Group Holdings, Ltd.	Consumer Discretionary	3.4%
Ping An Insurance Group Co. of China, Ltd.	Financials	3.3%
China Merchants Bank Co., Ltd.	Financials	3.0%
Wuliangye Yibin Co., Ltd.	Consumer Staples	3.0%
Yangzijiang Shipbuilding Holdings, Ltd.	Industrials	2.6%
TOTAL		46.5%

5	Holdings may combine more than one security from same issuer and related depositary receipts.

72	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund

Portfolio Manager Commentary  (unaudited) (continued)

monopoly status in duty-free shopping. In addition, Chinese consumers are spending less on discretionary items such as cosmetics. We are evaluating the situation carefully.

Notable Portfolio Changes

During the second quarter, we initiated a new position in the Hong Kong shares of CSC Financial, a brokerage house and investment bank more commonly known as China Securities. The firm, which is less well-known among foreign investors, has been consistently ranked among the top three domestic brokers, especially in terms of securities underwriting. We believe it will benefit from new capital market reforms and its valuation on a price-to-earnings (P/E) ratio basis and discount to its mainland-listed A-shares are very attractive.

We have exited our position in Meituan as the company is facing new competition from ByteDance and is also entering new markets such as Hong Kong. These competitive threats and new investment will make Meituan less likely to achieve near-term profitability, which was our original expectation. In addition, we also exited Hainan Meilan International Airport, as the recovery of both of its traffic and duty-free business is proving challenging.

Outlook

While we share some near-term concern over the Chinese economy with many observers, such as unemployment of young people and private enterprises’ low appetite for expansion, we continue to believe the elements of the country’s economic success are still in place. And the current market valuation of Chinese equities is not reflecting an economic revival—many Chinese consumer company shares, for example, have plunged back to last October’s levels. We continue to believe therefore that holding high-quality Chinese companies has the potential to offer very attractive rewards for investors over the long term.

Price-to-earnings (P/E) ratio: Is a valuation ratio of a company’s current share price compared to its per-share earnings.

COUNTRY ALLOCATION (%)[6,7]
China/Hong Kong	95.8
Taiwan	2.3
Cash and Other Assets, Less Liabilities	1.9

SECTOR ALLOCATION (%)[7]
Consumer Discretionary	27.4
Communication Services	16.0
Financials	13.9
Consumer Staples	8.8
Information Technology	6.9
Industrials	6.2
Health Care	6.2
Real Estate	5.9
Materials	5.1
Energy	1.9
Cash and Other Assets, Less Liabilities	1.9

MARKET CAP EXPOSURE (%)[7]
Mega Cap (over $25B)	38.6
Large Cap ($10B-$25B)	16.4
Mid Cap ($3B-10B)	24.1
Small Cap (under $3B)	19.0
Cash and Other Assets, Less Liabilities	1.9

6	Not all countries where the Fund may invest are included in the benchmark index.

7

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

matthewsasia.com | 800.789.ASIA	73

Matthews China Dividend Fund

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.1%

	Shares	Value

CONSUMER DISCRETIONARY: 27.4%
Hotels, Restaurants & Leisure: 8.7%
Yum China Holdings, Inc.	80,794	$4,564,861

Melco Resorts & Entertainment, Ltd. ADR[b]	327,330	3,996,699

Shanghai Jinjiang International Hotels Co., Ltd. B Shares	2,091,400	3,806,229

Tam Jai International Co., Ltd.	15,983,000	3,682,030

		16,049,819

Broadline Retail: 7.7%
Alibaba Group Holding, Ltd.[b]	1,362,900	14,187,558

Automobiles: 3.4%
Yadea Group Holdings, Ltd.[c,d]	2,758,000	6,291,473

Household Durables: 2.5%
Haier Smart Home Co., Ltd. D Shares	3,713,926	4,648,373

Textiles, Apparel & Luxury Goods: 2.2%
Xtep International Holdings, Ltd.	4,084,000	4,180,236

Diversified Consumer Services: 1.7%
China Education Group Holdings, Ltd.[d]	4,055,000	3,169,840

Specialty Retail: 1.2%
China Tourism Group Duty Free Corp., Ltd. H Shares[b,c,d]	165,700	2,248,209

Total Consumer Discretionary		50,775,508

COMMUNICATION SERVICES: 15.9%
Interactive Media & Services: 9.8%
Tencent Holdings, Ltd.	430,500	18,253,708

Diversified Telecommunication Services: 6.1%
CITIC Telecom International Holdings, Ltd.	29,494,000	11,306,014

Total Communication Services		29,559,722

FINANCIALS: 13.9%
Banks: 6.6%
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	10,745,000	6,625,986

China Merchants Bank Co., Ltd. A Shares	1,241,884	5,609,939

		12,235,925

Capital Markets: 4.0%
Hong Kong Exchanges & Clearing, Ltd.	98,700	3,739,645

CSC Financial Co., Ltd. H Shares[c,d]	3,509,500	3,630,735

		7,370,380

Insurance: 3.3%
Ping An Insurance Group Co. of China, Ltd. H Shares	964,000	6,156,988

Total Financials		25,763,293

CONSUMER STAPLES: 8.8%
Beverages: 6.9%
Tsingtao Brewery Co., Ltd. H Shares	796,000	7,267,458

Wuliangye Yibin Co., Ltd. A Shares	246,600	5,562,694

		12,830,152

	Shares	Value
Food Products: 1.9%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	885,600	$3,452,928

Total Consumer Staples		16,283,080

INFORMATION TECHNOLOGY: 6.8%
Electronic Equipment, Instruments & Components: 4.6%
E Ink Holdings, Inc.	598,000	4,350,044

OPT Machine Vision Tech Co., Ltd. A Shares	185,055	4,208,456

		8,558,500

Software: 2.2%
Longshine Technology Group Co., Ltd. A Shares	1,289,600	4,143,974

Total Information Technology		12,702,474

INDUSTRIALS: 6.2%
Machinery: 4.1%
Yangzijiang Shipbuilding Holdings, Ltd.	4,392,700	4,887,226

Zhuzhou CRRC Times Electric Co., Ltd.	742,200	2,772,342

		7,659,568

Air Freight & Logistics: 2.1%
ZTO Express Cayman, Inc. ADR	155,269	3,894,146

Total Industrials		11,553,714

HEALTH CARE: 6.2%
Pharmaceuticals: 4.6%
Livzon Pharmaceutical Group, Inc. H Shares[b]	1,367,600	4,716,773

CSPC Pharmaceutical Group, Ltd.	4,356,000	3,790,935

		8,507,708

Health Care Equipment & Supplies: 1.6%
AK Medical Holdings, Ltd.[c,d]	3,396,000	2,959,238

Total Health Care		11,466,946

REAL ESTATE: 5.9%
Real Estate Management & Development: 5.9%
Wharf Real Estate Investment Co., Ltd.	906,000	4,545,727

China Vanke Co., Ltd. H Shares	2,805,000	3,778,635

Onewo, Inc. H Shares	782,730	2,536,025

Total Real Estate		10,860,387

MATERIALS: 5.1%
Construction Materials: 3.8%
China Jushi Co., Ltd. A Shares	1,861,907	3,632,528

Huaxin Cement Co., Ltd. H Shares	3,798,992	3,298,350

		6,930,878

Metals & Mining: 1.3%
Tiangong International Co., Ltd.	10,114,000	2,459,233

Total Materials		9,390,111

74	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 1.9%
Oil, Gas & Consumable Fuels: 1.9%
China Suntien Green Energy Corp., Ltd. H Shares	9,801,000	$3,525,136

Total Energy		3,525,136

TOTAL INVESTMENTS: 98.1%		181,880,371
(Cost $204,476,841)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		3,435,268

NET ASSETS: 100.0%		$185,315,639

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $21,755,641, which is 11.74% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	75

Index Definitions

The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index of the stock markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the stock markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI All Country Asia ex Japan Small Cap Index is a free float–adjusted market capitalization-weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float–adjusted market capitalization–weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia ex Japan Index is a free float–adjusted market capitalization–weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Index is a free float–adjusted market capitalization-weighted index of Chinese equities that includes H shares listed on the Hong Kong exchange, B shares listed on the Shanghai and Shenzhen ex-exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China), and foreign listings (e.g., ADRs).

The MSCI China All Shares Index captures large and mid-cap representation across China A shares, B shares, H shares, Red Chips (issued by entities owned by national or local governments in China), P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China), and foreign listings (e.g., ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.

The MSCI China Small Cap Index is a free float–adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China), and foreign listings (e.g., ADRs).

The S&P Bombay Stock Exchange (BSE) 100 Index is a free float–adjusted market capitalization-weighted index of the 100 stocks listed on the Bombay Stock Exchange.

MSCI India Index is a free float–adjusted market capitalization index that is designed to measure the performance of the large and mid -cap segments of the Indian market.

The MSCI Japan Index is a free float–adjusted market capitalization-weighted index of Japanese equities listed in Japan.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization–weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI Korea Index is a free float-adjusted market capitalization-weighted index of Korean equities listed in Korea.

76	MATTHEWS ASIA FUNDS

Disclosures

Fund Holdings: The Fund holdings shown in this report are as of June 30, 2023. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at www.sec.gov. Complete schedules of investments are also available without charge, upon request, from the Funds by calling us at 800.789.ASIA (2742).

Proxy Voting Record: The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds have used to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30, is available upon request, at no charge, at the Funds’ website at matthewsasia.com or by calling 800.789.ASIA (2742), or on the SEC’s website at www.sec.gov.

Shareholder Reports and Prospectuses: To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and financial reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus, summary prospectus and financial reports on our website. If you prefer to receive individual copies of the Funds’ prospectus or financial reports, please call us at 800.789.ASIA (2742).

matthewsasia.com | 800.789.ASIA	77

Disclosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s operating expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual operating expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Operating Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an

$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Operating Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before operating expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the operating expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.

Matthews Asia Funds does not charge any sales loads, exchange fees, or 12b-1 fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

78	MATTHEWS ASIA FUNDS

June 30, 2023

Disclosure of Fund Expenses (unaudited) (continued)

	Investor				Institutional
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expense Ratio	Operating Expenses Paid During Period 1/1/23– 6/30/23	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expense Ratio	Operating Expenses Paid During Period 1/1/23– 6/30/23
GLOBAL EMERGING MARKETS STRATEGIES
Matthews Emerging Markets Equity Fund
Actual Fund Return	$1,000.00	$1,060.20	1.15%	$5.87	$1,000.00	$1,061.10	0.90%	$4.60
Hypothetical 5% Returns	$1,000.00	$1,019.09	1.15%	$5.76	$1,000.00	$1,020.33	0.90%	$4.51
Matthews Emerging Markets Sustainable Future Fund
Actual Fund Return	$1,000.00	$1,082.30	1.20%	$6.20	$1,000.00	$1,083.90	1.04%	$5.37
Hypothetical 5% Returns	$1,000.00	$1,018.84	1.20%	$6.01	$1,000.00	$1,019.64	1.04%	$5.21
Matthews Emerging Markets Small Companies Fund
Actual Fund Return	$1,000.00	$1,140.00	1.32%	$7.00	$1,000.00	$1,141.10	1.15%	$6.11
Hypothetical 5% Returns	$1,000.00	$1,018.25	1.32%	$6.61	$1,000.00	$1,019.09	1.15%	$5.76

ASIA GROWTH STRATEGIES
Matthews Asia Growth Fund
Actual Fund Return	$1,000.00	$989.90	1.17%	$5.77	$1,000.00	$990.50	1.00%	$4.94
Hypothetical 5% Returns	$1,000.00	$1,018.99	1.17%	$5.86	$1,000.00	$1,019.84	1.00%	$5.01
Matthews Pacific Tiger Fund
Actual Fund Return	$1,000.00	$987.60	1.14%	$5.62	$1,000.00	$988.10	0.99%	$4.88
Hypothetical 5% Returns	$1,000.00	$1,019.14	1.14%	$5.71	$1,000.00	$1,019.89	0.99%	$4.96
Matthews Asia Innovators Fund
Actual Fund Return	$1,000.00	$977.00	1.19%	$5.83	$1,000.00	$978.20	1.04%	$5.10
Hypothetical 5% Returns	$1,000.00	$1,018.89	1.19%	$5.96	$1,000.00	$1,019.64	1.04%	$5.21
Matthews China Fund
Actual Fund Return	$1,000.00	$873.10	1.16%	$5.39	$1,000.00	$873.60	1.01%	$4.69
Hypothetical 5% Returns	$1,000.00	$1,019.04	1.16%	$5.81	$1,000.00	$1,019.79	1.01%	$5.06
Matthews China Small Companies Fund
Actual Fund Return	$1,000.00	$892.90	1.45%	$6.81	$1,000.00	$893.00	1.20%	$5.63
Hypothetical 5% Returns	$1,000.00	$1,017.60	1.45%	$7.25	$1,000.00	$1,018.84	1.20%	$6.01
Matthews India Fund
Actual Fund Return	$1,000.00	$1,115.40	1.16%	$6.08	$1,000.00	$1,116.70	1.01%	$5.30
Hypothetical 5% Returns	$1,000.00	$1,019.04	1.16%	$5.81	$1,000.00	$1,019.79	1.01%	$5.06
Matthews Japan Fund
Actual Fund Return	$1,000.00	$1,134.20	1.09%	$5.77	$1,000.00	$1,134.60	1.02%	$5.40
Hypothetical 5% Returns	$1,000.00	$1,019.39	1.09%	$5.46	$1,000.00	$1,019.74	1.02%	$5.11
Matthews Korea Fund
Actual Fund Return					$1,000.00	$1,091.40	1.54%	$7.99
Hypothetical 5% Returns					$1,000.00	$1,017.16	1.54%	$7.70

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund
Actual Fund Return	$1,000.00	$1,044.40	1.18%	$5.98	$1,000.00	$1,044.30	1.05%	$5.32
Hypothetical 5% Returns	$1,000.00	$1,018.94	1.18%	$5.91	$1,000.00	$1,019.59	1.05%	$5.26
Matthews Asia Dividend Fund
Actual Fund Return	$1,000.00	$1,029.30	1.18%	$5.94	$1,000.00	$1,029.70	1.04%	$5.23
Hypothetical 5% Returns	$1,000.00	$1,018.94	1.18%	$5.91	$1,000.00	$1,019.64	1.04%	$5.21
Matthews China Dividend Fund
Actual Fund Return	$1,000.00	$912.10	1.18%	$5.59	$1,000.00	$913.00	1.01%	$4.79
Hypothetical 5% Returns	$1,000.00	$1,018.94	1.18%	$5.91	$1,000.00	$1,019.79	1.01%	$5.06

matthewsasia.com | 800.789.ASIA	79

Statements of Assets and Liabilities (unaudited)	June 30, 2023

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

ASSETS:

Investments at value (A) (Note 2-A and 7):

Unaffiliated issuers	$23,261,838	$245,112,049	$501,529,175

Cash	270,613	1,318,776	7,494,660

Segregated foreign currency at value	525	8,789	580

Foreign currency at value (B)	38,767	62,023	105,116

Dividends and interest receivable	32,824	354,559	1,014,013

Receivable for securities sold	26,401	—	16,901

Receivable for capital shares sold	12,607	441,338	1,592,166

Other receivable	—	10,206	61,817

Prepaid expenses	38,415	91,725	36,861
TOTAL ASSETS	23,681,990	247,399,465	511,851,289

LIABILITIES:

Payable for securities purchased	66,923	—	—

Payable for capital shares redeemed	31,417	41,767	1,296,976

Deferred foreign capital gains tax liability (Note 2-E)	—	1,293,067	3,572,511

Due to Advisor (Note 5)	3,178	134,282	341,737

Administration and accounting fees payable (Note 5)	465	4,579	8,999

Administration and shareholder servicing fees payable (Note 5)	3,355	34,155	69,437

Custodian fees payable	26,119	20,721	65,616

Intermediary service fees payable (Note 5)	9,570	—	42,822

Professional fees payable	—	11,964	10,125

Transfer agent fees payable	260	—	1,509

Accrued other expenses payable	16,645	10,359	37,380
TOTAL LIABILITIES	157,932	1,550,894	5,447,112

NET ASSETS	$23,524,058	$245,848,571	$506,404,177

NET ASSETS:

Investor Class	$10,408,822	$37,878,552	$209,043,375

Institutional Class	13,115,236	207,970,019	297,360,802
TOTAL	$23,524,058	$245,848,571	$506,404,177

See accompanying notes to financial statements.

80	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	881,002	2,797,464	7,946,677

Institutional Class	1,110,203	15,337,068	11,312,580
TOTAL	1,991,205	18,134,532	19,259,257

NET ASSET VALUE:
Investor Class, offering price and redemption price	$11.81	$13.54	$26.31
Institutional Class, offering price and redemption price	$11.81	$13.56	$26.29

NET ASSETS CONSISTS OF:

Capital paid-in	$31,509,724	$235,680,073	$524,323,237

Total distributable earnings/(accumulated loss)	(7,985,666)	10,168,498	(17,919,060)
NET ASSETS	$23,524,058	$245,848,571	$506,404,177

(A) Investments at cost:

Unaffiliated Issuers	$25,273,996	$232,886,244	$457,050,303

(B) Foreign Currency at Cost	$38,984	$62,654	$105,759

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	81

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

ASSETS:

Investments at value (A) (Note 2-A and 7):

Unaffiliated issuers	$564,826,807	$3,565,858,937	$450,047,709

Cash	2,516,112	100,254,253	3,926,318

Segregated foreign currency at value	—	23,317	1,529

Foreign currency at value (B)	445,207	5,552,227	3,950,312

Dividends and interest receivable	567,046	10,243,839	535,494

Receivable for securities sold	9,048,790	50,512	12,910,961

Receivable for capital shares sold	164,183	4,894,885	366,400

Other receivable	7,714	1,054,368	—

Prepaid expenses	17,114	44,372	26,783
TOTAL ASSETS	577,592,973	3,687,976,710	471,765,506

LIABILITIES:

Payable for securities purchased	16,413	521,694	9,166,515

Payable for capital shares redeemed	538,771	7,785,268	1,638,606

Deferred foreign capital gains tax liability (Note 2-E)	1,030,588	25,782,237	1,029,878

Due to Advisor (Note 5)	333,920	2,018,055	261,620

Administration and accounting fees payable (Note 5)	12,105	75,413	9,586

Administration and shareholder servicing fees payable (Note 5)	84,235	519,333	65,807

Custodian fees payable	118,560	745,827	136,563

Intermediary service fees payable (Note 5)	149,440	794,015	129,979

Professional fees payable	33,885	76,820	17,738

Transfer agent fees payable	6,666	8,789	7,104

Accrued other expenses payable	237,040	965,452	175,808
TOTAL LIABILITIES	2,561,623	39,292,903	12,639,204

NET ASSETS	$575,031,350	$3,648,683,807	$459,126,302

NET ASSETS:

Investor Class	$202,106,289	$985,087,025	$249,812,727

Institutional Class	372,925,061	2,663,596,782	209,313,575
TOTAL	$575,031,350	$3,648,683,807	$459,126,302

See accompanying notes to financial statements.

82	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	9,796,735	49,484,501	22,603,157

Institutional Class	17,834,510	133,701,959	18,620,680
TOTAL	27,631,245	183,186,460	41,223,837

NET ASSET VALUE:
Investor Class, offering price and redemption price	$20.63	$19.91	$11.05
Institutional Class, offering price and redemption price	$20.91	$19.92	$11.24

NET ASSETS CONSISTS OF:

Capital paid-in	$754,783,019	$3,432,223,637	$843,417,217

Total distributable earnings/(accumulated loss)	(179,751,669)	216,460,170	(384,290,915)
NET ASSETS	$575,031,350	$3,648,683,807	$459,126,302

(A) Investments at cost:

Unaffiliated Issuers	$546,332,239	$3,261,090,596	$440,537,884

(B) Foreign Currency at Cost	$444,915	$5,557,266	$3,987,621

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	83

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund

ASSETS:

Investments at value (A) (Note 2-A and 7):

Unaffiliated issuers	$651,232,065	$126,380,617	$650,934,178

Cash	278,551	364,845	22,328,442

Segregated foreign currency at value	18,981	3,091	—

Foreign currency at value (B)	1,749	1,132,662	447,038

Dividends and interest receivable	2,614,056	373,606	1,405,646

Receivable for securities sold	—	—	151,641

Receivable for capital shares sold	1,883,841	39,934	3,254,405

Other receivable	—	1,305	13,529

Prepaid expenses	31,872	14,242	6,808
TOTAL ASSETS	656,061,115	128,310,302	678,541,687

LIABILITIES:

Payable for securities purchased	—	—	3,389,938

Payable for capital shares redeemed	1,383,971	469,291	488,211

Deferred foreign capital gains tax liability (Note 2-E)	—	—	21,706,083

Due to Advisor (Note 5)	379,523	95,017	365,743

Administration and accounting fees payable (Note 5)	14,308	2,783	11,986

Administration and shareholder servicing fees payable (Note 5)	95,912	18,156	88,918

Custodian fees payable	55,466	42,964	128,944

Foreign capital gains tax payable (Note 2-E)	—	—	15,650

Intermediary service fees payable (Note 5)	189,502	50,678	123,025

Professional fees payable	22,957	16,056	44,805

Transfer agent fees payable	11,901	5,905	9,632

Accrued other expenses payable	370,185	66,764	180,282
TOTAL LIABILITIES	2,523,725	767,614	26,553,217

NET ASSETS	$653,537,390	$127,542,688	$651,988,470

NET ASSETS:

Investor Class	$375,664,099	$92,128,935	$542,421,501

Institutional Class	277,873,291	35,413,753	109,566,969
TOTAL	$653,537,390	$127,542,688	$651,988,470

See accompanying notes to financial statements.

84	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	29,673,474	9,289,236	22,015,057

Institutional Class	21,965,549	3,565,180	4,353,939
TOTAL	51,639,023	12,854,416	26,368,996

NET ASSET VALUE:
Investor Class, offering price and redemption price	$12.66	$9.92	$24.64
Institutional Class, offering price and redemption price	$12.65	$9.93	$25.17

NET ASSETS CONSISTS OF:

Capital paid-in	$1,112,057,613	$277,130,605	$545,722,272

Total distributable earnings/(accumulated loss)	(458,520,223)	(149,587,917)	106,266,198
NET ASSETS	$653,537,390	$127,542,688	$651,988,470

(A) Investments at cost:

Unaffiliated Issuers	$862,429,012	$143,468,418	$510,025,288

(B) Foreign Currency at Cost	$1,754	$1,161,664	$447,005

See accompanying notes to financial statements.

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Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Japan Fund	Matthews Korea Fund

ASSETS:

Investments at value (A) (Note 2-A and 7):

Unaffiliated issuers	$661,882,252	$62,213,514

Cash	26,526,148	2,116,174

Foreign currency at value (B)	1,780,700	—

Dividends and interest receivable	237,044	222,647

Receivable for securities sold	6,466,837	834,119

Receivable for capital shares sold	1,508,950	651

Prepaid expenses	35,893	—
TOTAL ASSETS	698,437,824	65,387,105

LIABILITIES:

Payable for securities purchased	6,640,739	3,339

Payable for capital shares redeemed	614,494	195,491

Due to Advisor (Note 5)	378,523	38,381

Administration and accounting fees payable (Note 5)	13,002	1,344

Administration and shareholder servicing fees payable (Note 5)	95,838	9,725

Custodian fees payable	9,309	23,040

Intermediary service fees payable (Note 5)	83,397	40,844

Professional fees payable	17,690	19,741

Transfer agent fees payable	13,222	7,508

Accrued other expenses payable	332,087	56,565
TOTAL LIABILITIES	8,198,301	395,978

NET ASSETS	$690,239,523	$64,991,127

NET ASSETS:

Investor Class	$238,490,580	$—

Institutional Class	451,748,943	64,991,127
TOTAL	$690,239,523	$64,991,127

See accompanying notes to financial statements.

86	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Japan Fund	Matthews Korea Fund
SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	14,113,329	—

Institutional Class	26,662,862	2,612,082
TOTAL	40,776,191	2,612,082

NET ASSET VALUE:
Investor Class, offering price and redemption price	$16.90	$—
Institutional Class, offering price and redemption price	$16.94	$24.88

NET ASSETS CONSISTS OF:

Capital paid-in	$802,170,788	$58,999,936

Total distributable earnings/(accumulated loss)	(111,931,265)	5,991,191
NET ASSETS	$690,239,523	$64,991,127

(A) Investments at cost:

Unaffiliated Issuers	$583,404,372	$56,101,086

(B) Foreign Currency at Cost	$1,776,637	$—

See accompanying notes to financial statements.

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Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund

ASSETS:

Investments at value (A) (Note 2-A and 7):

Unaffiliated issuers	$522,133,071	$1,519,017,799	$181,880,371

Cash	20,072,700	38,205,720	2,601,640

Segregated foreign currency at value	12	13,837	4,461

Foreign currency at value (B)	463	4,784,380	267,481

Dividends and interest receivable	2,480,669	3,480,548	1,047,345

Receivable for securities sold	531,212	7,614,596	88,208

Receivable for capital shares sold	130,838	672,130	283,838

Other receivable	20,830	1,854,145	—

Prepaid expenses	—	22,105	—
TOTAL ASSETS	545,369,795	1,575,665,260	186,173,344

LIABILITIES:

Payable for securities purchased	4,264,844	19,525,931	—

Payable for capital shares redeemed	1,072,304	3,831,749	488,859

Deferred foreign capital gains tax liability (Note 2-E)	392,330	1,117,670	—

Due to Advisor (Note 5)	368,031	876,120	108,150

Administration and accounting fees payable (Note 5)	11,468	32,907	4,188

Administration and shareholder servicing fees payable (Note 5)	78,296	224,310	27,411

Custodian fees payable	73,759	589,275	42,286

Intermediary service fees payable (Note 5)	189,425	498,230	50,198

Professional fees payable	26,575	24,774	15,317

Transfer agent fees payable	6,909	9,084	1,660

Accrued other expenses payable	303,269	759,891	119,636
TOTAL LIABILITIES	6,787,210	27,489,941	857,705

NET ASSETS	$538,582,585	$1,548,175,319	$185,315,639

NET ASSETS:

Investor Class	$303,026,588	$526,271,244	$118,887,269

Institutional Class	235,555,997	1,021,904,075	66,428,370
TOTAL	$538,582,585	$1,548,175,319	$185,315,639

See accompanying notes to financial statements.

88	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)	June 30, 2023

	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	23,502,482	38,763,344	9,557,080

Institutional Class	18,310,160	75,282,623	5,341,694
TOTAL	41,812,642	114,045,967	14,898,774

NET ASSET VALUE:
Investor Class, offering price and redemption price	$12.89	$13.58	$12.44
Institutional Class, offering price and redemption price	$12.86	$13.57	$12.44

NET ASSETS CONSISTS OF:

Capital paid-in	$555,016,886	$1,905,414,173	$249,774,716

Total distributable earnings/(accumulated loss)	(16,434,301)	(357,238,854)	(64,459,077)
NET ASSETS	$538,582,585	$1,548,175,319	$185,315,639

(A) Investments at cost:

Unaffiliated Issuers	$502,400,654	$1,523,706,454	$204,476,841

(B) Foreign Currency at Cost	$460	$4,790,101	$267,524

See accompanying notes to financial statements.

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Statements of Operations (unaudited)	Six-Month Period Ended June 30, 2023

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$340,098	$1,077,668	$2,950,216

Interest	—	9	—

Foreign withholding tax	(28,022)	(114,629)	(418,802)
TOTAL INVESTMENT INCOME	312,076	963,048	2,531,414

EXPENSES:

Investment advisory fees (Note 5)	87,509	734,492	2,131,709

Administration and accounting fees (Note 5)	1,029	8,636	17,054

Administration and shareholder servicing fees (Note 5)	22,030	185,186	365,729

Accounting out-of-pocket fees	16,747	16,674	17,491

Custodian fees	24,077	42,064	82,124

Printing fees	7,761	13,740	18,037

Intermediary service fees (Note 5)	21,035	75,476	220,845

Professional fees	17,704	20,081	26,833

Registration fees	9,178	23,043	20,965

Transfer agent fees	2,343	3,258	13,114

Trustees fees	1,985	8,918	21,268

Other expenses	8,219	19,822	23,545
TOTAL EXPENSES	219,617	1,151,390	2,958,714

Advisory fees waived and expenses waived or reimbursed (Note 5)	(90,872)	—	(362,583)
NET EXPENSES	128,745	1,151,390	2,596,131

NET INVESTMENT INCOME (LOSS)	183,331	(188,342)	(64,717)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(1,056,118)	2,789,183	13,684,032

Net realized foreign capital gains tax	—	(378,024)	(612,471)

Net realized gain (loss) on foreign currency related transactions	(539)	(21,800)	(54,241)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	2,845,688	13,497,563	44,665,478

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(1,759)	(162,471)	(1,032,678)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(387)	(420)	823
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	1,786,885	15,724,031	56,650,943

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,970,216	$15,535,689	$56,586,226

See accompanying notes to financial statements.

90	MATTHEWS ASIA FUNDS

Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2023

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$5,308,921	$37,061,052	$2,734,910

Foreign withholding tax	(574,468)	(3,899,656)	(336,795)
TOTAL INVESTMENT INCOME	4,734,453	33,161,396	2,398,115

EXPENSES:

Investment advisory fees (Note 5)	2,134,606	13,092,021	1,685,595

Administration and accounting fees (Note 5)	25,103	153,956	19,822

Administration and shareholder servicing fees (Note 5)	537,693	3,298,259	424,594

Accounting out-of-pocket fees	17,453	21,487	16,276

Custodian fees	21,665	253,685	53,774

Printing fees	40,050	130,188	37,521

Intermediary service fees (Note 5)	386,454	2,283,447	407,154

Professional fees	35,047	144,586	31,990

Registration fees	30,533	46,662	29,025

Transfer agent fees	18,910	53,688	15,843

Trustees fees	37,342	227,998	25,011

Other expenses	46,507	191,920	42,149
TOTAL EXPENSES	3,331,363	19,897,897	2,788,754

Advisory fees waived and expenses waived or reimbursed (Note 5)	—	(43,677)	—

Administration fees waived (Note 5)	—	(43,677)	—
NET EXPENSES	3,331,363	19,810,543	2,788,754

NET INVESTMENT INCOME (LOSS)	1,403,090	13,350,853	(390,639)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(46,675,883)	(46,514,593)	(23,804,030)

Net realized foreign capital gains tax	—	(828,512)	(327,549)

Net realized gain (loss) on foreign currency related transactions	(97,985)	(193,083)	(341,242)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	40,627,663	(17,990,213)	11,122,052

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(235,919)	(3,042,945)	101,872

Net change in unrealized appreciation/depreciation on foreign currency related translations	50,404	(31,403)	(36,470)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	(6,331,720)	(68,600,749)	(13,285,367)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	($4,928,630)	($55,249,896)	($13,676,006)

See accompanying notes to financial statements.

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Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2023

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$6,437,532	$1,062,008	$4,569,287

Interest	—	—	651

Foreign withholding tax	(388,612)	(20,173)	(975,876)
TOTAL INVESTMENT INCOME	6,048,920	1,041,835	3,594,062

EXPENSES:

Investment advisory fees (Note 5)	2,585,682	759,906	2,010,065

Administration and accounting fees (Note 5)	30,409	6,079	23,635

Administration and shareholder servicing fees (Note 5)	651,105	130,141	506,616

Accounting out-of-pocket fees	17,990	17,407	17,332

Custodian fees	43,364	18,727	52,434

Printing fees	40,539	16,543	27,516

Intermediary service fees (Note 5)	623,412	157,577	539,429

Professional fees	31,406	20,574	61,064

Registration fees	27,531	19,855	16,230

Transfer agent fees	42,954	9,253	37,315

Trustees fees	41,759	9,813	34,707

Other expenses	37,079	14,678	30,873
TOTAL EXPENSES	4,173,230	1,180,553	3,357,216

Advisory fees waived and expenses waived or reimbursed (Note 5)	—	(129,894)	—
NET EXPENSES	4,173,230	1,050,659	3,357,216

NET INVESTMENT INCOME (LOSS)	1,875,690	(8,824)	236,846

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(68,151,958)	(33,421,685)	10,414,445

Net realized foreign capital gains tax	—	—	(2,184,181)

Net realized gain (loss) on foreign currency related transactions	(23,647)	(57,340)	(32,587)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(37,154,704)	16,568,195	63,007,451

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	(4,818,385)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(13,167)	(38,894)	3,513
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	(105,343,476)	(16,949,724)	66,390,256

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	($103,467,786)	($16,958,548)	$66,627,102

See accompanying notes to financial statements.

92	MATTHEWS ASIA FUNDS

Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2023

	Matthews Japan Fund	Matthews Korea Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$6,429,265	$447,699

Interest	447	—

Foreign withholding tax	(618,865)	(73,707)
TOTAL INVESTMENT INCOME	5,810,847	373,992

EXPENSES:

Investment advisory fees (Note 5)	2,193,010	246,290

Administration and accounting fees (Note 5)	25,787	2,896

Administration and shareholder servicing fees (Note 5)	552,685	62,022

Accounting out-of-pocket fees	17,590	14,934

Custodian fees	15,537	24,254

Printing fees	42,783	16,331

Intermediary service fees (Note 5)	293,171	89,217

Professional fees	33,187	27,155

Registration fees	35,451	34,500

Transfer agent fees	70,564	16,429

Trustees fees	43,749	6,727

Other expenses	37,836	31,169
TOTAL EXPENSES	3,361,350	571,924

NET INVESTMENT INCOME (LOSS)	2,449,497	(197,932)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on investments—Unaffiliated Issuers	(14,604,711)	4,801,875

Net realized gain (loss) on foreign currency related transactions	(576,378)	(20,748)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	94,181,828	2,131,661

Net change in unrealized appreciation/depreciation on foreign currency related translations	258,253	(11,249)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	79,258,992	6,901,539

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$81,708,489	$6,703,607

See accompanying notes to financial statements.

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Statements of Operations (unaudited) (continued)	Six-Month Period Ended June 30, 2023

	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$10,452,814	$26,477,360	$3,499,614

Interest	54,892	—	—

Foreign withholding tax	(857,412)	(2,471,410)	(151,014)
TOTAL INVESTMENT INCOME	9,650,294	24,005,950	3,348,600

EXPENSES:

Investment advisory fees (Note 5)	2,015,742	5,883,227	760,826

Administration and accounting fees (Note 5)	23,705	69,187	8,948

Administration and shareholder servicing fees (Note 5)	507,777	1,481,774	191,583

Accounting out-of-pocket fees	17,875	19,465	15,473

Custodian fees	53,026	329,806	10,022

Printing fees	42,562	112,053	20,455

Intermediary service fees (Note 5)	502,540	1,127,241	193,103

Professional fees	34,209	104,062	20,880

Registration fees	11,291	31,000	—

Transfer agent fees	24,313	33,929	7,305

Trustees fees	37,531	123,430	11,907

Other expenses	36,845	112,965	12,126
TOTAL EXPENSES	3,307,416	9,428,139	1,252,628

NET INVESTMENT INCOME (LOSS)	6,342,878	14,577,811	2,095,972

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	20,622,418	60,743,232	(5,704,958)

Net realized foreign capital gains tax	(12)	(9,083,047)	—

Net realized gain (loss) on foreign currency related transactions	(26,028)	(2,742,040)	(237)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(418,072)	(14,296,780)	(16,015,066)

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	227,406	9,838,508	—

Net change in unrealized appreciation/depreciation on foreign currency related translations	286,538	(166,269)	(11,690)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	20,692,250	44,293,604	(21,731,951)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$27,035,128	$58,871,415	($19,635,979)

See accompanying notes to financial statements.

94	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets

MATTHEWS EMERGING MARKETS EQUITY FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$183,331	$659,139

Net realized gain (loss) on investments and foreign currency related transactions	(1,056,657)	(4,261,238)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,845,301	(7,970,191)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,759)	62,033
Net increase (decrease) in net assets resulting from operations	1,970,216	(11,510,257)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(171,815)

Institutional Class	—	(486,489)
Net decrease in net assets resulting from distributions	—	(658,304)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(11,910,926)	(3,923,820)
Total increase (decrease) in net assets	(9,940,710)	(16,092,381)
NET ASSETS:

Beginning of period	33,464,768	49,557,149
End of period	$23,524,058	$33,464,768

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	($188,342)	($428,029)

Net realized gain (loss) on investments and foreign currency related transactions	2,389,359	3,676,316

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	13,497,143	(21,313,191)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(162,471)	(6,668)
Net increase (decrease) in net assets resulting from operations	15,535,689	(18,071,572)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(1,649,628)

Institutional Class	—	(7,058,005)
Net decrease in net assets resulting from distributions	—	(8,707,633)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	58,004,890	72,234,041
Total increase (decrease) in net assets	73,540,579	45,454,836
NET ASSETS:

Beginning of period	172,307,992	126,853,156
End of period	$245,848,571	$172,307,992

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS EMERGING MARKETS SMALL COMPANIES FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	($64,717)	($348,674)

Net realized gain (loss) on investments and foreign currency related transactions	13,017,320	33,699,487

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	44,666,301	(103,113,237)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,032,678)	862,730
Net increase (decrease) in net assets resulting from operations	56,586,226	(68,899,694)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(10,642,526)

Institutional Class	—	(17,586,490)
Net decrease in net assets resulting from distributions	—	(28,229,016)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	80,370,403	68,567,370
Total increase (decrease) in net assets	136,956,629	(28,561,340)
NET ASSETS:

Beginning of period	369,447,548	398,008,888
End of period	$506,404,177	$369,447,548

MATTHEWS ASIA GROWTH FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$1,403,090	($2,079,983)

Net realized gain (loss) on investments and foreign currency related transactions	(46,773,868)	(143,038,976)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	40,678,067	(406,306,763)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(235,919)	5,625,551
Net increase (decrease) in net assets resulting from operations	(4,928,630)	(545,800,171)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(6,372,932)

Institutional Class	—	(11,696,816)
Net decrease in net assets resulting from distributions	—	(18,069,748)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(52,118,046)	(558,821,991)
Total increase (decrease) in net assets	(57,046,676)	(1,122,691,910)
NET ASSETS:

Beginning of period	632,078,026	1,754,769,936
End of period	$575,031,350	$632,078,026

See accompanying notes to financial statements.

96	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS PACIFIC TIGER FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$13,350,853	$24,615,390

Net realized gain (loss) on investments and foreign currency related transactions	(47,536,188)	(52,075,313)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(18,021,616)	(1,497,234,871)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(3,042,945)	16,309,323
Net increase (decrease) in net assets resulting from operations	(55,249,896)	(1,508,385,471)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(88,898,319)

Institutional Class	—	(213,752,096)
Net decrease in net assets resulting from distributions	—	(302,650,415)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	15,149,671	(1,692,644,474)
Total increase (decrease) in net assets	(40,100,225)	(3,503,680,360)
NET ASSETS:

Beginning of period	3,688,784,032	7,192,464,392
End of period	$3,648,683,807	$3,688,784,032

MATTHEWS ASIA INNOVATORS FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	($390,639)	($2,461,191)

Net realized gain (loss) on investments and foreign currency related transactions	(24,472,821)	(296,415,093)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	11,085,582	(10,835,792)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	101,872	2,819,303
Net increase (decrease) in net assets resulting from operations	(13,676,006)	(306,892,773)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(60,056,072)

Institutional Class	—	(44,589,552)
Net decrease in net assets resulting from distributions	—	(104,645,624)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	484,552	(511,912,389)
Total increase (decrease) in net assets	(13,191,454)	(923,450,786)
NET ASSETS:

Beginning of period	472,317,756	1,395,768,542
End of period	$459,126,302	$472,317,756

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS CHINA FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$1,875,690	$217,849

Net realized gain (loss) on investments and foreign currency related transactions	(68,175,605)	(150,068,125)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(37,167,871)	(197,123,046)
Net increase (decrease) in net assets resulting from operations	(103,467,786)	(346,973,322)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(32,362,149)

Institutional Class	—	(21,837,281)
Net decrease in net assets resulting from distributions	—	(54,199,430)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	11,217,849	(194,850,178)
Total increase (decrease) in net assets	(92,249,937)	(596,022,930)
NET ASSETS:

Beginning of period	745,787,327	1,341,810,257
End of period	$653,537,390	$745,787,327

MATTHEWS CHINA SMALL COMPANIES FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	($8,824)	$728,732

Net realized gain (loss) on investments and foreign currency related transactions	(33,479,025)	(88,967,075)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	16,529,301	(31,868,124)
Net increase (decrease) in net assets resulting from operations	(16,958,548)	(120,106,467)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(2,034,204)

Institutional Class	—	(1,008,109)
Net decrease in net assets resulting from distributions	—	(3,042,313)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(10,260,477)	(103,257,833)
Total increase (decrease) in net assets	(27,219,025)	(226,406,613)
NET ASSETS:

Beginning of period	154,761,713	381,168,326
End of period	$127,542,688	$154,761,713

See accompanying notes to financial statements.

98	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS INDIA FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$236,846	($2,826,201)

Net realized gain (loss) on investments and foreign currency related transactions	8,197,677	54,725,780

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	63,010,964	(138,570,199)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(4,818,385)	12,032,808
Net increase (decrease) in net assets resulting from operations	66,627,102	(74,637,812)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(69,440,851)

Institutional Class	—	(13,509,415)
Net decrease in net assets resulting from distributions	—	(82,950,266)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(17,420,875)	(3,405,239)
Total increase (decrease) in net assets	49,206,227	(160,993,317)
NET ASSETS:

Beginning of period	602,782,243	763,775,560
End of period	$651,988,470	$602,782,243

MATTHEWS JAPAN FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$2,449,497	$5,372,949

Net realized gain (loss) on investments and foreign currency related transactions	(15,181,089)	(169,997,728)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	94,440,081	(262,676,411)
Net increase (decrease) in net assets resulting from operations	81,708,489	(427,301,190)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(14,553,044)

Institutional Class	—	(31,813,438)
Net decrease in net assets resulting from distributions	—	(46,366,482)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(13,605,051)	(448,315,849)
Total increase (decrease) in net assets	68,103,438	(921,983,521)
NET ASSETS:

Beginning of period	622,136,085	1,544,119,606
End of period	$690,239,523	$622,136,085

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS KOREA FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	($197,932)	$1,080,067

Net realized gain (loss) on investments and foreign currency related transactions	4,781,127	(3,280,646)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,120,412	(31,168,278)
Net increase (decrease) in net assets resulting from operations	6,703,607	(33,368,857)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	—	(7,639,996)

Institutional Class	(1,077,132)	(968,596)
Net decrease in net assets resulting from distributions	(1,077,132)	(8,608,592)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(20,658,104)	(10,938,083)
Total increase (decrease) in net assets	(15,031,629)	(52,915,532)
NET ASSETS:

Beginning of period	80,022,756	132,938,288
End of period	$64,991,127	$80,022,756

MATTHEWS ASIAN GROWTH AND INCOME FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$6,342,878	$14,604,960

Net realized gain (loss) on investments and foreign currency related transactions	20,596,378	(48,439,576)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(131,534)	(169,291,091)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	227,406	662,900
Net increase (decrease) in net assets resulting from operations	27,035,128	(202,462,807)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	(3,838,104)	(17,020,543)

Institutional Class	(3,156,375)	(16,053,797)
Net decrease in net assets resulting from distributions	(6,994,479)	(33,074,340)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(91,472,970)	(247,931,479)
Total increase (decrease) in net assets	(71,432,321)	(483,468,626)
NET ASSETS:

Beginning of period	610,014,906	1,093,483,532
End of period	$538,582,585	$610,014,906

See accompanying notes to financial statements.

100	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS ASIA DIVIDEND FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$14,577,811	$28,888,532

Net realized gain (loss) on investments and foreign currency related transactions	48,918,145	(261,201,228)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(14,463,049)	(1,103,989,848)

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	9,838,508	595,392
Net increase (decrease) in net assets resulting from operations	58,871,415	(1,335,707,152)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	(2,019,167)	(7,812,204)

Institutional Class	(4,479,563)	(18,595,761)
Net decrease in net assets resulting from distributions	(6,498,730)	(26,407,965)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(355,567,345)	(1,527,382,129)
Total increase (decrease) in net assets	(303,194,660)	(2,889,497,246)
NET ASSETS:

Beginning of period	1,851,369,979	4,740,867,225
End of period	$1,548,175,319	$1,851,369,979

MATTHEWS CHINA DIVIDEND FUND	Six-Month Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022

OPERATIONS:

Net investment income (loss)	$2,095,972	$5,482,035

Net realized gain (loss) on investments and foreign currency related transactions	(5,705,195)	(29,326,490)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(16,026,756)	(39,972,339)
Net increase (decrease) in net assets resulting from operations	(19,635,979)	(63,816,794)

DISTRIBUTIONS TO SHAREHOLDERS:

Investor Class	(3,080,890)	(8,463,697)

Institutional Class	(1,797,481)	(4,778,140)
Net decrease in net assets resulting from distributions	(4,878,371)	(13,241,837)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	(11,455,678)	(51,816,442)
Total increase (decrease) in net assets	(35,970,028)	(128,875,073)
NET ASSETS:

Beginning of period	221,285,667	350,160,740
End of period	$185,315,639	$221,285,667

See accompanying notes to financial statements.

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Financial Highlights

Matthews Emerging Markets Equity Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,		Period Ended Dec. 31, 2020[1]
			2022	2021
Net Asset Value, beginning of period	$11.14		$14.34	$15.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.08		0.20	0.19	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.59		(3.20)	(0.31)	6.08
Total from investment operations	0.67		(3.00)	(0.12)	6.12
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.20)	(0.18)	—
Net realized gains on investments	—		—	(1.12)	(0.36)
Total distributions	—		(0.20)	(1.30)	(0.36)
Net Asset Value, end of period	$11.81		$11.14	$14.34	$15.76
TOTAL RETURN	6.02%	[3]	(20.94% )	(0.60% )	61.23%	[3]

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$10,409		$10,111	$13,317	$9,851
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.80%	[4]	1.58%	1.52%	2.76%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	[4]	1.08%	1.13%	1.08%	[4]
Ratio of net investment income (loss) to average net assets	1.41%	[4]	1.46%	1.15%	0.45%	[4]
Portfolio turnover[5]	14.07%	[3]	63.08%	88.45%	62.30%	[3]

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,		Period Ended Dec. 31, 2020[1]
			2022	2021
Net Asset Value, beginning of period	$11.13		$14.34	$15.77	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.08		0.23	0.22	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.60		(3.21)	(0.31)	6.11
Total from investment operations	0.68		(2.98)	(0.09)	6.15
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.23)	(0.22)	(0.02)
Net realized gains on investments	—		—	(1.12)	(0.36)
Total distributions	—		(0.23)	(1.34)	(0.38)
Net Asset Value, end of period	$11.81		$11.13	$14.34	$15.77
TOTAL RETURN	6.11%	[3]	(20.81% )	(0.43% )	61.55%	[3]

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$13,115		$23,353	$36,240	$34,941
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.64%	[4]	1.47%	1.38%	2.65%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.90%	[4]	0.90%	0.90%	0.90%	[4]
Ratio of net investment income (loss) to average net assets	1.44%	[4]	1.70%	1.33%	0.44%	[4]
Portfolio turnover[5]	14.07%	[3]	63.08%	88.45%	62.30%	[3]

1	The Fund commenced operations on April 29, 2020.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

102	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Emerging Markets Sustainable Future Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$12.51		$15.37	$14.94	$11.08	$9.98	$11.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.02)		(0.05)	(0.07)	(0.01)	0.04	0.03
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.05		(2.14)	1.85	4.72	1.21	(1.16)
Total from investment operations	1.03		(2.19)	1.78	4.71	1.25	(1.13)
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)	—	(0.01)	(0.03)	(0.02)
Net realized gains on investments	—		(0.63)	(1.35)	(0.84)	(0.12)	(0.43)
Total distributions	—		(0.67)	(1.35)	(0.85)	(0.15)	(0.45)
Net Asset Value, end of period	$13.54		$12.51	$15.37	$14.94	$11.08	$9.98
TOTAL RETURN	8.23%	[2]	(14.38% )	11.76%	42.87%	12.55%	(9.73% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$37,879		$32,249	$39,612	$37,385	$19,291	$9,283
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.20%	[3]	1.24%	1.20%	1.42%	1.54%	2.20%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	[3]	1.30%	1.40%	1.38%	1.42%	1.50%
Ratio of net investment income (loss) to average net assets	(0.31%	)[3]	(0.41% )	(0.41% )	(0.08% )	0.41%	0.27%
Portfolio turnover[4]	16.84%	[2]	31.53%	65.56%	84.60%	29.67%	22.93%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$12.51		$15.38	$14.92	$11.06	$9.96	$11.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)		(0.04)	(0.04)	0.01	0.06	0.06
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.06		(2.14)	1.85	4.72	1.21	(1.16)
Total from investment operations	1.05		(2.18)	1.81	4.73	1.27	(1.10)
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)	—	(0.03)	(0.05)	(0.01)
Net realized gains on investments	—		(0.63)	(1.35)	(0.84)	(0.12)	(0.43)
Total distributions	—		(0.69)	(1.35)	(0.87)	(0.17)	(0.44)
Net Asset Value, end of period	$13.56		$12.51	$15.38	$14.92	$11.06	$9.96
TOTAL RETURN	8.39%	[2]	(14.32% )	11.98%	43.13%	12.74%	(9.52% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$207,970		$140,059	$87,241	$50,642	$36,008	$23,249
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.04%	[3]	1.11%	1.07%	1.29%	1.41%	2.01%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.04%	[3]	1.17%	1.20%	1.20%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets	(0.15%	)[3]	(0.29% )	(0.25% )	0.09%	0.54%	0.55%
Portfolio turnover[4]	16.84%	[2]	31.53%	65.56%	84.60%	29.67%	22.93%

1	Calculated using the average daily shares method.
2	Not annualized.
3	Annualized.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

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Financial Highlights (continued)

Matthews Emerging Markets Small Companies Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$23.08		$29.92	$25.93	$18.10	$15.50	$22.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)		(0.06)	(0.17)	(0.02)	0.12	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.24		(4.92)	5.90	7.92	2.57	(4.20)
Total from investment operations	3.23		(4.98)	5.73	7.90	2.69	(4.08)
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)	—	(0.05)	(0.09)	(0.08)
Net realized gains on investments	—		(1.77)	(1.74)	(0.02)	—	(3.23)
Total distributions	—		(1.86)	(1.74)	(0.07)	(0.09)	(3.31)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	— [2]	— [3]
Net Asset Value, end of period	$26.31		$23.08	$29.92	$25.93	$18.10	$15.50
TOTAL RETURN	14.00%	[4]	(16.84% )	22.14%	43.68%	17.38%	(18.05% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$209,043		$141,254	$176,723	$99,573	$96,229	$111,456
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.45%	[5]	1.49%	1.51%	1.57%	1.60%	1.51%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.32%	[5]	1.37%	1.36%	1.39%	1.45%	1.46%
Ratio of net investment income (loss) to average net assets	(0.11%	)[5]	(0.24% )	(0.55% )	(0.11% )	0.72%	0.53%
Portfolio turnover[6]	10.99%	[4]	27.85%	50.82%	111.87%	59.10%	69.79%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$23.04		$29.87	$25.87	$18.06	$15.46	$22.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	—	[3]	— [3]	(0.10)	0.01	0.15	0.16
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.25		(4.92)	5.88	7.91	2.58	(4.19)
Total from investment operations	3.25		(4.92)	5.78	7.92	2.73	(4.03)
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)	(0.04)	(0.09)	(0.13)	(0.14)
Net realized gains on investments	—		(1.77)	(1.74)	(0.02)	—	(3.23)
Total distributions	—		(1.91)	(1.78)	(0.11)	(0.13)	(3.37)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	— [2]	— [3]
Net Asset Value, end of period	$26.29		$23.04	$29.87	$25.87	$18.06	$15.46
TOTAL RETURN	14.11%	[4]	(16.66% )	22.39%	43.90%	17.65%	(17.86% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$297,361		$228,194	$221,286	$107,569	$85,006	$74,935
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.34%	[5]	1.37%	1.38%	1.47%	1.46%	1.37%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	[5]	1.15%	1.16%	1.20%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets	0.03%	[5]	(0.01% )	(0.34% )	0.08%	0.85%	0.73%
Portfolio turnover[6]	10.99%	[4]	27.85%	50.82%	111.87%	59.10%	69.79%

1	Calculated using the average daily shares method.
2	The Fund charged redemption fees through October 31, 2019.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

104	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Asia Growth Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$20.84		$31.99	$39.44	$28.10	$22.49	$27.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04		(0.08)	(0.24)	(0.11)	(0.03)	— [2]
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.25)		(10.49)	(5.56)	13.16	5.91	(4.41)
Total from investment operations	(0.21)		(10.57)	(5.80)	13.05	5.88	(4.41)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.15)	—	(0.03)
Net realized gains on investments	—		(0.58)	(1.65)	(1.56)	(0.27)	(0.32)
Total distributions	—		(0.58)	(1.65)	(1.71)	(0.27)	(0.35)
Net Asset Value, end of period	$20.63		$20.84	$31.99	$39.44	$28.10	$22.49
TOTAL RETURN	(1.01%	)[3]	(33.12% )	(14.65% )	46.76%	26.18%	(16.25% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$202,106		$225,923	$568,001	$784,085	$504,538	$463,600
Ratio of expenses to average net assets	1.17%	[4]	1.13%	1.07%	1.08%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets	0.34%	[4]	(0.32% )	(0.62% )	(0.35% )	(0.14% )	—% [5]
Portfolio turnover[6]	35.59%	[3]	47.48%	42.37%	42.78%	38.05%	12.12%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$21.11		$32.33	$39.82	$28.34	$22.65	$27.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06		(0.04)	(0.19)	(0.07)	— [2]	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.26)		(10.60)	(5.63)	13.30	5.96	(4.45)
Total from investment operations	(0.20)		(10.64)	(5.82)	13.23	5.96	(4.40)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.02)	(0.19)	—	(0.08)
Net realized gains on investments	—		(0.58)	(1.65)	(1.56)	(0.27)	(0.32)
Total distributions	—		(0.58)	(1.67)	(1.75)	(0.27)	(0.40)
Net Asset Value, end of period	$20.91		$21.11	$32.33	$39.82	$28.34	$22.65
TOTAL RETURN	(0.95%	)[3]	(32.99% )	(14.55% )	47.01%	26.34%	(16.10% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$372,925		$406,155	$1,186,769	$1,269,702	$698,797	$466,733
Ratio of expenses to average net assets	1.00%	[4]	0.98%	0.92%	0.95%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets	0.51%	[4]	(0.15% )	(0.47% )	(0.23% )	—% [5]	0.17%
Portfolio turnover[6]	35.59%	[3]	47.48%	42.37%	42.78%	38.05%	12.12%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	Less than 0.01%.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	105

Financial Highlights (continued)

Matthews Pacific Tiger Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$20.16		$27.54	$34.94	$28.74	$26.86	$31.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06		0.09	0.06	0.10	0.19	0.24
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.31)		(5.75)	(1.60)	8.10	2.68	(3.75)
Total from investment operations	(0.25)		(5.66)	(1.54)	8.20	2.87	(3.51)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.08)	(0.15)	(0.21)
Net realized gains on investments	—		(1.72)	(5.86)	(1.92)	(0.84)	(1.08)
Total distributions	—		(1.72)	(5.86)	(2.00)	(0.99)	(1.29)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	— [2]	—
Net Asset Value, end of period	$19.91		$20.16	$27.54	$34.94	$28.74	$26.86
TOTAL RETURN	(1.24%	)[3]	(20.73% )	(4.41% )	28.83%	10.72%	(11.11% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$985,087		$1,081,347	$1,835,266	$2,585,654	$2,536,844	$2,618,155
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.15%	[4]	1.10%	1.06%	1.08%	1.08%	1.07%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.14%	[4]	1.09%	1.03%	1.06%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets	0.55%	[4]	0.37%	0.17%	0.35%	0.66%	0.79%
Portfolio turnover[5]	4.72%	[3]	5.61%	46.64%	38.11%	17.08%	11.48%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$20.16		$27.50	$34.90	$28.71	$26.83	$31.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08		0.11	0.11	0.13	0.23	0.28
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.32)		(5.73)	(1.60)	8.11	2.68	(3.74)
Total from investment operations	(0.24)		(5.62)	(1.49)	8.24	2.91	(3.46)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.13)	(0.19)	(0.26)
Net realized gains on investments	—		(1.72)	(5.86)	(1.92)	(0.84)	(1.08)
Total distributions	—		(1.72)	(5.91)	(2.05)	(1.03)	(1.34)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	— [2]	—
Net Asset Value, end of period	$19.92		$20.16	$27.50	$34.90	$28.71	$26.83
TOTAL RETURN	(1.19%	)[3]	(20.62% )	(4.29% )	28.98%	10.90%	(10.94% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,663,597		$2,607,437	$5,357,198	$6,172,995	$6,189,015	$5,689,079
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	0.99%	[4]	0.97%	0.92%	0.94%	0.93%	0.90%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.99%	[4]	0.96%	0.90%	0.92%	0.91%	0.88%
Ratio of net investment income (loss) to average net assets	0.75%	[4]	0.48%	0.30%	0.46%	0.80%	0.95%
Portfolio turnover[5]	4.72%	[3]	5.61%	46.64%	38.11%	17.08%	11.48%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

106	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Asia Innovators Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$11.31		$18.86	$26.70	$14.55	$11.26	$14.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)		(0.06)	(0.16)	(0.11)	(0.01)	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.25)		(4.49)	(3.34)	12.71	3.34	(2.62)
Total from investment operations	(0.26)		(4.55)	(3.50)	12.60	3.33	(2.63)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—	(0.04)
Net realized gains on investments	—		(3.00)	(4.34)	(0.45)	(0.04)	(0.26)
Total distributions	—		(3.00)	(4.34)	(0.45)	(0.04)	(0.30)
Net Asset Value, end of period	$11.05		$11.31	$18.86	$26.70	$14.55	$11.26
TOTAL RETURN	(2.30%	)[3]	(24.80% )	(13.10% )	86.72%	29.60%	(18.62% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$249,813		$272,950	$465,207	$631,101	$177,639	$152,449
Ratio of expenses to average net assets	1.19%	[4]	1.18%	1.09%	1.10%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets	(0.25%	)[4]	(0.40% )	(0.59% )	(0.60% )	(0.04% )	(0.07% )
Portfolio turnover[5]	118.56%	[3]	118.08%	220.45%	119.81%	80.10%	85.73%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$11.49		$19.08	$26.91	$14.64	$11.32	$14.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	—	[2]	(0.04)	(0.11)	(0.09)	0.01	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.25)		(4.55)	(3.38)	12.81	3.35	(2.62)
Total from investment operations	(0.25)		(4.59)	(3.49)	12.72	3.36	(2.61)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—	(0.07)
Net realized gains on investments	—		(3.00)	(4.34)	(0.45)	(0.04)	(0.26)
Total distributions	—		(3.00)	(4.34)	(0.45)	(0.04)	(0.33)
Net Asset Value, end of period	$11.24		$11.49	$19.08	$26.91	$14.64	$11.32
TOTAL RETURN	(2.18%	)[3]	(24.73% )	(12.97% )	87.01%	29.71%	(18.40% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$209,314		$199,368	$930,562	$1,094,356	$126,911	$91,769
Ratio of expenses to average net assets	1.04%	[4]	1.04%	0.93%	0.95%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets	(0.05%	)[4]	(0.27% )	(0.43% )	(0.44% )	0.10%	0.07%
Portfolio turnover[5]	118.56%	[3]	118.08%	220.45%	119.81%	80.10%	85.73%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	107

Financial Highlights (continued)

Matthews China Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$14.50		$20.58	$27.00	$19.12	$14.37	$22.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.03		— [2]	0.03	0.05	0.16	0.21
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.87)		(4.99)	(3.25)	8.17	4 80	(4 84)
Total from investment operations	(1.84)		(4.99)	(3.22)	8.22	4.96	(4.63)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.06)	(0.21)	(0.29)
Net realized gains on investments	—		(1.09)	(3.15)	(0.28)	—	(2.91)
Total distributions	—		(1.09)	(3.20)	(0.34)	(0.21)	(3.20)
Net Asset Value, end of period	$12.66		$14.50	$20.58	$27.00	$19.12	$14.37
TOTAL RETURN	(12.69%	)[3]	(24.40% )	(12.26% )	43.05%	34.56%	(21.42% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$375,664		$448,623	$710,844	$962,714	$718,633	$566,456
Ratio of expenses to average net assets	1.16%	[4]	1.12%	1.06%	1.09%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets	0.41%	[4]	(0.01% )	0.13%	0.22%	0.96%	1.00%
Portfolio turnover[5]	33.24%	[3]	49.38%	92.28%	52.64%	68.93%	96.98%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$14.48		$20.53	$26.94	$19.08	$14.33	$22.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04		0.01	0.10	0.09	0.20	0.33
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.87)		(4.97)	(3 26)	8.15	4.80	(4 93)
Total from investment operations	(1.83)		(4.96)	(3.16)	8.24	5.00	(4.60)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.10)	(0.10)	(0.25)	(0.33)
Net realized gains on investments	—		(1.09)	(3.15)	(0.28)	—	(2.91)
Total distributions	—		(1.09)	(3.25)	(0.38)	(0.25)	(3.24)
Net Asset Value, end of period	$12.65		$14.48	$20.53	$26.94	$19.08	$14.33
TOTAL RETURN	(12.64%	)[3]	(24.31% )	(12.07% )	43.23%	34.90%	(21.32% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$277,873		$297,165	$630,966	$546,157	$183,762	$46,657
Ratio of expenses to average net assets	1.01%	[4]	0.98%	0.91%	0.93%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets	0.60%	[4]	0.07%	0.38%	0.40%	1.17%	1.53%
Portfolio turnover[5]	33.24%	[3]	49.38%	92.28%	52.64%	68.93%	96.98%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

108	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews China Small Companies Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INVESTOR CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$11.11		$16.44	$19.86	$12.84	$9.58	$11.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)		0.02	0.09	(0.03)	0.14	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.18)		(5 15)	(0.80)	10 42	3.24	(2 23)
Total from investment operations	(1.19)		(5.13)	(0.71)	10.39	3.38	(2.14)
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.20)	(0.12)	(0.13)	(0.13)	(0.05)
Net realized gains on investments	—		—	(2.59)	(3.24)	—	(0.16)
Total distributions	—		(0.20)	(2.71)	(3.37)	(0.13)	(0.21)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	0.01 [2]	0.04
Net Asset Value, end of period	$9.92		$11.11	$16.44	$19.86	$12.84	$9.58
TOTAL RETURN	(10.71%	)[3]	(31.26% )	(3.59% )	82.52%	35.41%	(17.68% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$92,129		$114,440	$218,398	$285,717	$63,432	$41,740
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.60%	[4]	1.55%	1.48%	1.52%	1.62%	1.97%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.45%	[4]	1.41%	1.43%	1.43%	1.42%	1.50%
Ratio of net investment income (loss) to average net assets	(0.09%	)[4]	0.17%	0.44%	(0.14% )	1.25%	0.78%
Portfolio turnover[5]	33.49%	[3]	59.00%	119.65%	152.86%	68.17%	76.67%

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
INSTITUTIONAL CLASS			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$11.12		$16.47	$19.90	$12.86	$9.59	$11.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01		0.06	0.13	0.04	0.15	0.11
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.20)		(5.17)	(0.80)	10.42	3.26	(2 21)
Total from investment operations	(1.19)		(5.11)	(0.67)	10.46	3.41	(2.10)
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.24)	(0.17)	(0.18)	(0.15)	(0.05)
Net realized gains on investments	—		—	(2.59)	(3.24)	—	(0.16)
Total distributions	—		(0.24)	(2.76)	(3.42)	(0.15)	(0.21)
Paid-in capital from redemption fees (Note 4)	—		—	—	—	0.01 [2]	0.03
Net Asset Value, end of period	$9.93		$11.12	$16.47	$19.90	$12.86	$9.59
TOTAL RETURN	(10.70%	)[3]	(31.08% )	(3.35% )	82.89%	35.68%	(17.48% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$35,414		$40,322	$162,770	$98,052	$32,376	$20,740
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.44%	[4]	1.38%	1.31%	1.37%	1.51%	1.79%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	[4]	1.20%	1.20%	1.20%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets	0.20%	[4]	0.47%	0.63%	0.20%	1.34%	1.05%
Portfolio turnover[5]	33.49%	[3]	59.00%	119.65%	152.86%	68.17%	76.67%

1	Calculated using the average daily shares method.
2	The Fund charged redemption fees through October 31, 2019.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	109

Financial Highlights (continued)

Matthews India Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$22.09		$28.17	$26.29	$23.27	$26.32	$34.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01		(0.12)	(0.11)	0.01	(0.01)	(0.05)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.54		(2.58)	4.81	3.81	(0.24)	(3.60)
Total from investment operations	2.55		(2.70)	4.70	3.82	(0.25)	(3.65)
LESS DISTRIBUTIONS FROM:
Net realized gains on investments	—		(3.38)	(2.82)	(0.80)	(2.80)	(4.34)
Net Asset Value, end of period	$24.64		$22.09	$28.17	$26.29	$23.27	$26.32
TOTAL RETURN	11.54%	[2]	(9.92% )	18.11%	16.51%	(0.88% )	(10.09% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$542,422		$505,764	$635,067	$617,908	$786,881	$1,077,990
Ratio of expenses to average net assets	1.16%	[3]	1.15%	1.10%	1.15%	1.11%	1.09%
Ratio of net investment income (loss) to average net assets	0.06%	[3]	(0.45% )	(0.38% )	0.05%	(0.03% )	(0.16% )
Portfolio turnover[4]	19.16%	[2]	41.35%	42.50%	57.38%	24.00%	20.87%

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$22.54		$28.64	$26.65	$23.55	$26.56	$34.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.02		(0.08)	(0.06)	0.05	0.02	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.61		(2.64)	4.87	3.85	(0.23)	(3.62)
Total from investment operations	2.63		(2.72)	4.81	3.90	(0.21)	(3.61)
LESS DISTRIBUTIONS FROM:
Net realized gains on investments	—		(3.38)	(2.82)	(0.80)	(2.80)	(4.34)
Net Asset Value, end of period	$25.17		$22.54	$28.64	$26.65	$23.55	$26.56
TOTAL RETURN	11.67%	[2]	(9.83% )	18.28%	16.65%	(0.76% )	(9.92% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$109,567		$97,018	$128,708	$90,053	$177,526	$463,790
Ratio of expenses to average net assets	1.01%	[3]	1.01%	0.96%	1.03%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets	0.20%	[3]	(0.31% )	(0.19% )	0.24%	0.09%	0.02%
Portfolio turnover[4]	19.16%	[2]	41.35%	42.50%	57.38%	24.00%	20.87%

1	Calculated using the average daily shares method.
2	Not annualized.
3	Annualized.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

110	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Japan Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$14.90		$22.09	$25.27	$21.51	$18.53	$24.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.05		0.07	0.09	0.07	0.11	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.95		(6 19)	(0.52)	6.25	4.73	(4 91)
Total from investment operations	2.00		(6.12)	(0.43)	6.32	4.84	(4.82)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.24)	(0.13)	(0.12)	(0.06)
Net realized gains on investments	—		(1.07)	(2.51)	(2.43)	(1.74)	(0.71)
Total distributions	—		(1.07)	(2.75)	(2.56)	(1.86)	(0.77)
Net Asset Value, end of period	$16.90		$14.90	$22.09	$25.27	$21.51	$18.53
TOTAL RETURN	13.42%	[2]	(27.85% )	(1.92% )	29.82%	26.08%	(20.18% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$238,491		$208,329	$373,739	$1,101,820	$1,466,194	$1,704,102
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.09%	[3]	1.05%	0.95%	0.95%	0.93%	0.91%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%	[3]	1.05%	0.95%	0.95%	0.93%	0.91%
Ratio of net investment income (loss) to average net assets	0.68%	[3]	0.41%	0.38%	0.31%	0.51%	0.40%
Portfolio turnover[4]	43.93%	[2]	83.38%	70.30%	62.03%	25.42%	46.11%

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$14.93		$22.13	$25.32	$21.55	$18.57	$24.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06		0.09	0.05	0.05	0.11	0.11
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.95		(6.22)	(0.46)	6.29	4 74	(4 91)
Total from investment operations	2.01		(6.13)	(0.41)	6.34	4.85	(4.80)
LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.27)	(0.14)	(0.13)	(0.08)
Net realized gains on investments	—		(1.07)	(2.51)	(2.43)	(1.74)	(0.71)
Total distributions	—		(1.07)	(2.78)	(2.57)	(1.87)	(0.79)
Net Asset Value, end of period	$16.94		$14.93	$22.13	$25.32	$21.55	$18.57
TOTAL RETURN	13.46%	[2]	(27.84% )	(1.83% )	29.85%	26.10%	(20.08% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$451,749		$413,807	$1,170,380	$548,968	$840,476	$1,167,472
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.02%	[3]	0.97%	0.89%	0.91%	0.88%	0.85%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.02%	[3]	0.97%	0.89%	0.91%	0.88%	0.84%
Ratio of net investment income (loss) to average net assets	0.80%	[3]	0.55%	0.22%	0.25%	0.53%	0.46%
Portfolio turnover[4]	43.93%	[2]	83.38%	70.30%	62.03%	25.42%	46.11%

1	Calculated using the average daily shares method.
2	Not annualized.
3	Annualized.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

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Financial Highlights (continued)

Matthews Korea Fund*

The table below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)[1]		Year Ended Dec. 31,
			2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net Asset Value, beginning of period	$23.18		$34.53	$37.05	$26.54	$27.68	$41.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.35		0.36	0.36	0.06	0.06	0.24
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1 77		(9.07)	(0.42)	10 75	1.02	(9 61)
Total from investment operations	2.12		(8.71)	(0.06)	10.81	1.08	(9.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)		—	(0.66)	(0.30)	—	(0.78)
Net realized gains on investments	—		(2.64)	(1.80)	—	(2.22)	(3.90)
Total distributions	(0.42)		(2.64)	(2.46)	(0.30)	(2.22)	(4.68)
Net Asset Value, end of period	$24.88		$23.18	$34.53	$37.05	$26.54	$27.68
TOTAL RETURN	9.14%	[3]	(25.39% )	(0.16% )	40.76%	4.01%	(22.15% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$64,991		$9,166	$14,998	$12,192	$23,426	$19,377
Ratio of expenses to average net assets	1.54%	[4]	1.08%	0.98%	1.05%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets	2.97%	[4]	1.20%	0.93%	0.28%	0.29%	0.67%
Portfolio turnover[5]	9.77%	[3]	56.94%	40.18%	39.62%	36.63%	35.60%

*	Investor Class shares of the Fund were converted into Institutional Class shares on June 20, 2023.
1	Share amounts have been adjusted for a reverse stock split effective after the close of business on June 23, 2023. See Note 1 of the Notes to Financial Statements.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

112	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Asian Growth And Income Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$12.50		$16.07	$18.05	$15.73	$13.92	$17.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.14		0.22	0.17	0.21	0.25	0.32
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.42		(3.17)	(0.17)	2.27	2.13	(2.20)
Total from investment operations	0.56		(2.95)	—	2.48	2.38	(1.88)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.21)	(0.20)	(0.16)	(0.35)	(0.32)
Net realized gains on investments	—		(0.41)	(1.78)	— [2]	(0.22)	(1.34)
Total distributions	(0.17)		(0.62)	(1.98)	(0.16)	(0.57)	(1.66)
Net Asset Value, end of period	$12.89		$12.50	$16.07	$18.05	$15.73	$13.92
TOTAL RETURN	4.44%	[3]	(18.43% )	0.04%	16.00%	17.26%	(10.96% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$303,027		$339,756	$541,744	$673,576	$723,815	$799,328
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.18%	[4]	1.13%	1.07%	1.09%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	2.15%	[4]	1.58%	0.91%	1.38%	1.67%	1.95%
Portfolio turnover[5]	3.02%	[3]	13.16%	37.85%	36.27%	21.89%	32.24%

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$12.48		$16.04	$18.02	$15.70	$13.89	$17.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.14		0.24	0.20	0.23	0.27	0.35
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.41		(3.16)	(0.17)	2.27	2.14	(2.20)
Total from investment operations	0.55		(2.92)	0.03	2.50	2.41	(1.85)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.23)	(0.23)	(0.18)	(0.38)	(0.35)
Net realized gains on investments	—		(0.41)	(1.78)	— [2]	(0.22)	(1.34)
Total distributions	(0.17)		(0.64)	(2.01)	(0.18)	(0.60)	(1.69)
Net Asset Value, end of period	$12.86		$12.48	$16.04	$18.02	$15.70	$13.89
TOTAL RETURN	4.43%	[3]	(18.31% )	0.18%	16.18%	17.46%	(10.84% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$235,556		$270,259	$551,740	$822,179	$743,951	$596,364
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.05%	[4]	1.01%	0.94%	0.96%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets	2.13%	[4]	1.71%	1.10%	1.51%	1.80%	2.14%
Portfolio turnover[5]	3.02%	[3]	13.16%	37.85%	36.27%	21.89%	32.24%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

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Financial Highlights (continued)

Matthews Asia Dividend Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$13.24		$18.94	$22.63	$17.47	$16.05	$19.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.11		0.13	0.18	0.15	0.28	0.37
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.28		(5.72)	(0.81)	5.23	1.50	(2.83)
Total from investment operations	0.39		(5.59)	(0.63)	5.38	1.78	(2.46)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)	(0.19)	(0.22)	(0.36)	(0.31)
Net realized gains on investments	—		—	(2.87)	—	—	(0.92)
Total distributions	(0.05)		(0.11)	(3.06)	(0.22)	(0.36)	(1.23)
Net Asset Value, end of period	$13.58		$13.24	$18.94	$22.63	$17.47	$16.05
TOTAL RETURN	2.93%	[2]	(29.57% )	(2.83% )	31.25%	11.17%	(12.72% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$526,271		$602,694	$1,586,460	$2,292,262	$2,312,560	$2,728,599
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.18%	[3]	1.10%	1.03%	1.03%	1.03%	1.02%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.18%	[3]	1.10%	1.02%	1.02%	1.02%	1.01%
Ratio of net investment income (loss) to average net assets	1.61%	[3]	0.84%	0.80%	0.85%	1.68%	1.97%
Portfolio turnover[4]	64.01%	[2]	50.75%	47.41%	37.73%	30.32%	39.75%

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$13.23		$18.94	$22.62	$17.47	$16.04	$19.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.12		0.14	0.21	0.16	0.30	0.39
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.27		(5.72)	(0.80)	5.22	1.50	(2.83)
Total from investment operations	0.39		(5.58)	(0.59)	5.38	1.80	(2.44)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.13)	(0.22)	(0.23)	(0.37)	(0.33)
Net realized gains on investments	—		—	(2.87)	—	—	(0.92)
Total distributions	(0.05)		(0.13)	(3.09)	(0.23)	(0.37)	(1.25)
Net Asset Value, end of period	$13.57		$13.23	$18.94	$22.62	$17.47	$16.04
TOTAL RETURN	2.97%	[2]	(29.55% )	(2.67% )	31.29%	11.35%	(12.64% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,021,904		$1,248,676	$3,154,407	$2,908,674	$3,057,896	$3,039,226
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.04%	[3]	0.99%	0.92%	0.93%	0.93%	0.91%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.04%	[3]	0.99%	0.91%	0.93%	0.92%	0.90%
Ratio of net investment income (loss) to average net assets	1.73%	[3]	0.95%	0.93%	0.91%	1.80%	2.09%
Portfolio turnover[4]	64.01%	[2]	50.75%	47.41%	37.73%	30.32%	39.75%

1	Calculated using the average daily shares method.
2	Not annualized.
3	Annualized.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

114	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews China Dividend Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

INVESTOR CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$14.00		$17.73	$19.64	$16.20	$14.32	$17.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13		0.31	0.41	0.30	0.34	0.41
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.36)		(3.27)	(0.48)	3.54	1 80	(2 09)
Total from investment operations	(1.23)		(2.96)	(0.07)	3.84	2.14	(1.68)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.52)	(0.49)	(0.40)	(0.26)	(0.40)
Net realized gains on investments	—		(0.25)	(1.35)	—	—	(1.21)
Total distributions	(0.33)		(0.77)	(1.84)	(0.40)	(0.26)	(1.61)
Net Asset Value, end of period	$12.44		$14.00	$17.73	$19.64	$16.20	$14.32
TOTAL RETURN	(8.79%	)[2]	(16.75% )	(0.49% )	24.22%	15.00%	(9.98% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$118,887		$137,066	$218,766	$269,192	$258,111	$196,626
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.18%	[3]	1.20%	1.12%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	1.87%	[3]	2.12%	2.05%	1.79%	2.14%	2.33%
Portfolio turnover[4]	13.88%	[2]	67.08%	68.25%	81.79%	65.69%	66.47%

INSTITUTIONAL CLASS	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31,
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$14.00		$17.72	$19.64	$16.20	$14.32	$17.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13		0.31	0.53	0.31	0.35	0.42
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.35)		(3.24)	(0.58)	3.55	1.81	(2 07)
Total from investment operations	(1.22)		(2.93)	(0.05)	3.86	2.16	(1.65)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.54)	(0.52)	(0.42)	(0.28)	(0.43)
Net realized gains on investments	—		(0.25)	(1.35)	—	—	(1.21)
Total distributions	(0.34)		(0.79)	(1.87)	(0.42)	(0.28)	(1.64)
Net Asset Value, end of period	$12.44		$14.00	$17.72	$19.64	$16.20	$14.32
TOTAL RETURN	(8.70%	)[2]	(16.59% )	(0.38% )	24.37%	15.16%	(9.83% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$66,428		$84,220	$131,395	$115,451	$122,630	$73,033
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 5)	1.01%	[3]	1.06%	0.97%	1.02%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets	1.87%	[3]	2.12%	2.65%	1.85%	2.25%	2.44%
Portfolio turnover[4]	13.88%	[2]	67.08%	68.25%	81.79%	65.69%	66.47%

1	Calculated using the average daily shares method.
2	Not annualized.
3	Annualized.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2023, the Trust issued eighteen separate series of shares. This shareholder report pertains to fourteen of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund (previously known as Matthews Asia ESG Fund), Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund. Each Fund, other than the Matthews Korea Fund, offers two classes of shares: Investor Class and Institutional Class. As of June 30, 2023, the Matthews Korea Fund offered only Institutional Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. The other four separate series of the Trust are Exchange Traded Funds and are covered in a separate shareholder report.

Effective June 20, 2023, as part of the reorganization of the Matthews Korea Fund into the Matthews Korea Active ETF, which occurred on July 14, 2023, the Investor Class shares of the Fund were converted to Institutional Class shares of the Fund. Each shareholder holding Investor Class shares of the Fund received Institutional Class shares with the same total net asset value as the shareholder previously held in the Investor Class shares.

Additionally, effective after the close of trading on June 23, 2023, Matthews Korea Fund shareholders owning Institutional Class shares of the Fund received a proportional number of Institutional Class shares of the Fund (the “Reverse Stock Split”). The total dollar value of a shareholder’s investment in the Fund was unchanged and each shareholder continued to own the same percentage (by value) of the Fund following the Reverse Stock Split as the shareholder did immediately prior to the Reverse Stock Split. The Reverse Stock Split ratio was 1 : 0.166538 (old to new).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under the direction of the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

116	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

Levels for Multi-Country Funds (1 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2023.

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund
Assets:

Investments:
Level 1: Quoted Prices
Common Equities:
Brazil	$2,108,749	$18,128,406	$32,133,124	$—
Chile	—	1,880,710	24,357,852	—
China/Hong Kong	759,018	33,107,733	48,990,261	34,646,804
France	506,540	—	—	—
India	1,901,647	—	—	—
Mexico	2,236,753	—	4,930,914	—
Philippines	271,471	—	—	—
Singapore	53,400	—	—	6,987,610
Taiwan	—	—	—	14,140,809
United Arab Emirates	—	—	8,551,496	—
United States	1,065,724	6,645,483	—	—
Zambia	300,448	—	—	—
Preferred Equities:
Brazil	—	—	11,413,136	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	620,759	—	—	20,707,181
Bangladesh	—	1,736,411	2,836,150	—
China/Hong Kong	3,103,176	62,453,525	89,769,894	109,591,239
Estonia	—	2,256,188	—	—
France	338,506	—	—	—
India	2,030,891	46,281,727	106,505,548	86,067,470
Indonesia	516,678	2,181,721	11,891,144	29,881,584
Kazakhstan	286,061	—	—	—
Japan	—	—	—	251,165,910
Jordan	—	3,014,522	—	—
Philippines	239,849	—	12,044,501	—
Poland	437,308	7,773,627	7,029,120	—
Romania	—	2,617,092	—	—
Saudi Arabia	—	4,259,080	—	—
Singapore	302,068	—	—	—
South Korea	383,833	17,219,996	50,412,097	—
Switzerland	323,259	—	—	—
Taiwan	1,551,760	21,744,167	48,031,148	11,638,200
Thailand	223,333	—	3,368,188	—
Turkey	—	—	4,128,839	—
United Arab Emirates	238,318	—	—	—
United Kingdom	641,103	—	—	—
Vietnam	1,485,299	3,598,183	26,597,875	—
Preferred Equities:
South Korea	1,334,016	10,213,478	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	—	—	2,653,104	—
Russia	1,871	—	25,053	—
Taiwan	—	—	5,859,731	—
Total Market Value of Investments	$23,261,838	$245,112,049	$501,529,175	$564,826,807

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Notes to Financial Statements (unaudited) (continued)

Levels for Multi-Country Funds (2 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2023.

	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund
Assets:

Investments:
Level 1: Quoted Prices
Common Equities:
Brazil	$—	$5,607,897	$—	$—
Canada	—	72,659,335	—	—
China/Hong Kong	167,768,513	—	20,599,586	26,213,797
Indonesia	—	5,244,512	—	—
Japan	—	4,918,951	—	—
Netherlands	—	13,970,281	—	—
Singapore	—	8,905,251	—	—
Taiwan	—	—	—	39,099,032
United States	—	42,334,845	8,826,100	—
Level 2: Other Significant Observable Inputs
Convertible Corporate Bonds[a]	—	—	43,521,595	—
Common Equities:
Australia	—	—	7,978,092	150,775,191
Bangladesh	—	—	—	8,981,433
China/Hong Kong	1,419,224,760	83,923,746	187,915,339	369,407,396
France	—	9,371,605	16,206,358	—
India	584,247,623	84,059,662	54,942,687	118,336,856
Indonesia	107,978,307	7,411,694	12,571,447	34,405,283
Japan	—	11,674,857	—	487,188,455
Philippines	90,083,203	—	9,795,198	—
Singapore	46,486,864	—	38,492,728	54,760,009
South Korea	387,630,169	47,556,770	49,925,781	93,013,518
Taiwan	592,127,793	43,754,796	62,203,977	86,917,877
Thailand	107,880,417	—	9,141,604	22,748,008
Vietnam	62,431,288	5,273,384	—	26,944,548
Preferred Equities:
South Korea	—	3,380,123	—	—
Rights:
Singapore	—	—	—	199,759
South Korea	—	—	12,579	26,637
Total Market Value of Investments	$3,565,858,937	$450,047,709	$522,133,071	$1,519,017,799

a	Industry, countries, or security types are disclosed on the Schedule of Investments.

118	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

Levels for Single Country Funds:

Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of June 30, 2023.

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Dividend Fund
Assets:

Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$10,192,827	$3,076,235	$—	$—	$—	$—
Consumer Discretionary	43,255,680	—	3,689,131	—	1,506,057	13,209,933
Health Care	—	5,112,056	—	—	—	—
Industrials	—	2,880,071	—	—	—	3,894,146
Information Technology	—	3,074,310	—	—	—	—
Real Estate	21,433,762	—	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	79,641,128	—	—	45,775,749	3,678,978	29,559,722
Consumer Discretionary	169,473,638	24,686,291	80,590,075	153,797,534	5,839,426	37,565,575
Consumer Staples	36,165,736	6,534,889	60,151,963	43,776,332	5,317,091	16,283,080
Energy	11,488,845	—	29,462,818	—	2,027,003	3,525,136
Financials	123,257,385	4,613,653	245,137,953	75,075,688	3,196,373	25,763,293
Health Care	30,842,156	7,141,559	66,319,930	55,066,644	4,774,625	11,466,946
Industrials	58,810,285	30,195,172	42,330,615	125,179,304	4,477,028	7,659,568
Information Technology	40,212,245	22,960,743	77,555,541	125,854,650	17,921,821	12,702,474
Materials	—	907,244	45,672,300	32,736,102	3,883,432	9,390,111
Real Estate	12,717,537	10,459,388	—	4,620,249	—	10,860,387
Utilities	5,907,572	4,062,701	—	—	—	—
Preferred Equities:
Information Technology	—	—	—	—	9,590,644	—
Rights:
Financials	—	—	—	—	1,036	—
Non Convertible Corporate Bonds:
Consumer Staples	—	—	23,852	—	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
Real Estate	7,833,269	676,305	—	—	—	—
Total Market Value of Investments	$651,232,065	$126,380,617	$650,934,178	$661,882,252	$62,213,514	$181,880,371

Changes in the Balances of Level 3 Securities:

The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Small Companies Fund			Matthews China Fund	Matthews China Small Companies Fund
	Common Equities — Russia	Common Equities — Russia	Common Equities — China/ Hong Kong	Common Equities — Taiwan	Common Equities — Real Estate	Common Equities — Real Estate
Balance as of 12/31/22 (market value)	$2,177	$30,067	$—	$—	$—	$250

Accrued discounts/premiums	—	—	—	—	—	—

Realized gain/(loss)	—	—	—	—	(12,583,162)	(4,164,841)

Change in unrealized appreciation/(depreciation)	(306)	(5,014)	(2,235,561)	2,282,041	5,240,517	3,039,605

Purchases	—	—	550,940	1,792,976	1,792,214	—

Sales	—	—	—	—	(1,629,852)	(1,062,363)

Transfers in to Level 3	—	—	4,337,725	1,784,714	15,013,552	2,863,654

Transfer out of Level 3	—	—	—	—	—	—
Balance as of 6/30/23 (market value)	$1,871	$25,053	$2,653,104	$5,859,731	$7,833,269	$676,305
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 6/30/23*	($306)	($5,014)	($2,235,561)	$2,282,041	$5,240,517	$2,975,172

*	Included in the related amounts on the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

C.

RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability, inadequate investor protection; changes in laws or regulations of countries within the Asia Pacific region (including in countries where the Funds may invest, as well as in the broader region); international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Certain Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).

Among other risks of investing in foreign markets are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.

Foreign stock markets may not be as developed or efficient as those in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any country in the Asia Pacific region will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Funds to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Funds’ income.

The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The ongoing conflict, together with growing turmoil from fluctuations in commodity prices and foreign exchange rates, has the potential to impact adversely global economies and has driven a sharp increase in volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2023, the Russian positions held across the Matthews Asia Funds were valued near zero.

D.

DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Growth and Income Fund and Matthews China Dividend Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. It is the policy of Matthews Asia Dividend Fund to distribute net investment income on a quarterly basis and capital gains, if any, annually. Each of the other Funds distributes a net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

120	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

The tax character of distributions paid for the fiscal year ended December 31, 2022 was as follows:

YEAR ENDED DECEMBER 31, 2022	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
Matthews Emerging Markets Equity Fund	$658,304	$—	$658,304
Matthews Emerging Markets Sustainable Future Fund	1,492,800	7,214,833	8,707,633
Matthews Emerging Markets Small Companies Fund	3,923,578	24,305,438	28,229,016
Matthews Asia Growth Fund	5	18,069,743	18,069,748
Matthews Pacific Tiger Fund	16,179,343	286,471,072	302,650,415
Matthews Asia Innovators Fund	—	104,645,624	104,645,624
Matthews China Fund	240	54,199,190	54,199,430
Matthews China Small Companies Fund	3,042,313	—	3,042,313
Matthews India Fund	708,348	82,241,918	82,950,266
Matthews Japan Fund	—	46,366,482	46,366,482
Matthews Korea Fund	49	8,608,543	8,608,592
Matthews Asian Growth and Income Fund	12,257,793	20,816,547	33,074,340
Matthews Asia Dividend Fund	26,407,965	—	26,407,965
Matthews China Dividend Fund	9,296,913	3,944,924	13,241,837

E.

INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

F.

FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Estimated expenses are accrued daily. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

G.

CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market. When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 1.00% above the 30-day LIBOR rate on outstanding balances. These amounts, if any, are included in “Other expenses” on the Statements of Operations.

H.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I.

RECENT ACCOUNTING GUIDANCE: The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund’s financial statements.

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management is currently evaluating the impact, if any, of applying this ASU.

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Notes to Financial Statements (unaudited) (continued)

3.	CAPITAL SHARE TRANSACTIONS

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS EQUITY FUND

Investor Class

Shares sold	70,548	$827,699	543,935	$6,760,608

Shares issued through reinvestment of distributions	—	—	14,921	169,949

Shares redeemed	(96,896)	(1,134,472)	(580,296)	(6,968,303)
Net (decrease)	(26,348)	($306,773)	(21,440)	($37,746)
Institutional Class

Shares sold	91,431	$1,059,320	538,021	$6,550,963

Shares issued through reinvestment of distributions	—	—	32,061	364,856

Shares redeemed	(1,078,680)	(12,663,473)	(999,790)	(10,801,893)
Net (decrease)	(987,249)	($11,604,153)	(429,708)	($3,886,074)
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND

Investor Class

Shares sold	601,624	$7,766,459	1,098,927	$14,356,992

Shares issued through reinvestment of distributions	—	—	126,489	1,643,095

Shares redeemed	(382,907)	(4,951,758)	(1,223,916)	(16,262,366)
Net increase (decrease)	218,717	$2,814,701	1,500	($262,279)
Institutional Class

Shares sold	6,199,077	$81,437,122	8,359,951	$109,214,942

Shares issued through reinvestment of distributions	—	—	520,431	6,765,600

Shares redeemed	(2,054,381)	(26,246,933)	(3,359,345)	(43,484,222)
Net increase	4,144,696	$55,190,189	5,521,037	$72,496,320
MATTHEWS EMERGING MARKETS SMALL COMPANIES FUND

Investor Class

Shares sold	2,723,298	$67,179,127	1,463,829	$36,219,282

Shares issued through reinvestment of distributions	—	—	435,633	10,354,992

Shares redeemed	(896,844)	(22,158,167)	(1,685,415)	(43,078,500)
Net increase	1,826,454	$45,020,960	214,047	$3,495,774
Institutional Class

Shares sold	2,803,196	$69,827,822	4,719,237	$119,349,047

Shares issued through reinvestment of distributions	—	—	709,335	16,832,529

Shares redeemed	(1,393,206)	(34,478,379)	(2,933,352)	(71,109,980)
Net increase	1,409,990	$35,349,443	2,495,220	$65,071,596
MATTHEWS ASIA GROWTH FUND

Investor Class

Shares sold	502,069	$10,967,934	2,196,500	$53,440,225

Shares issued through reinvestment of distributions	—	—	280,586	6,105,563

Shares redeemed	(1,546,071)	(33,140,895)	(9,394,517)	(217,632,827)
Net (decrease)	(1,044,002)	($22,172,961)	(6,917,431)	($158,087,039)
Institutional Class

Shares sold	1,334,900	$29,482,214	8,636,741	$205,709,835

Shares issued through reinvestment of distributions	—	—	461,447	10,165,668

Shares redeemed	(2,744,705)	(59,427,299)	(26,559,936)	(616,610,455)
Net (decrease)	(1,409,805)	($29,945,085)	(17,461,748)	($400,734,952)

122	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
MATTHEWS PACIFIC TIGER FUND

Investor Class

Shares sold	1,563,341	$33,191,484	6,112,939	$142,892,124

Shares issued through reinvestment of distributions	2,040	42,290	4,149,003	86,008,839

Shares redeemed	(5,715,591)	(117,636,651)	(23,272,445)	(523,023,023)
Net (decrease)	(4,150,210)	($84,402,877)	(13,010,503)	($294,122,060)
Institutional Class

Shares sold	22,483,583	$471,754,548	62,395,908	$1,443,573,678

Shares issued through reinvestment of distributions	—	—	9,622,597	199,476,439

Shares redeemed	(18,114,117)	(372,202,000)	(137,484,729)	(3,041,572,531)
Net increase (decrease)	4,369,466	$99,552,548	(65,466,224)	($1,398,522,414)
MATTHEWS ASIA INNOVATORS FUND

Investor Class

Shares sold	2,579,502	$30,835,708	7,678,394	$115,859,588

Shares issued through reinvestment of distributions	—	—	4,958,740	58,612,306

Shares redeemed	(4,111,924)	(47,112,174)	(13,166,923)	(190,724,602)
Net (decrease)	(1,532,422)	($16,276,466)	(529,789)	($16,252,708)
Institutional Class

Shares sold	5,015,716	$59,711,685	9,489,396	$148,205,928

Shares issued through reinvestment of distributions	—	—	3,693,765	44,362,122

Shares redeemed	(3,740,667)	(42,950,667)	(44,606,226)	(688,227,731)
Net increase (decrease)	1,275,049	$16,761,018	(31,423,065)	($495,659,681)
MATTHEWS CHINA FUND

Investor Class

Shares sold	3,134,855	$48,052,312	6,751,257	$111,112,645

Shares issued through reinvestment of distributions	—	—	2,084,117	31,178,384

Shares redeemed	(4,400,994)	(63,958,039)	(12,430,268)	(194,631,328)
Net (decrease)	(1,266,139)	($15,905,727)	(3,594,894)	($52,340,299)
Institutional Class

Shares sold	6,662,023	$98,346,142	15,868,949	$265,191,549

Shares issued through reinvestment of distributions	—	—	1,343,972	20,078,939

Shares redeemed	(5,222,137)	(71,222,566)	(27,424,340)	(427,780,367)
Net increase (decrease)	1,439,886	$27,123,576	(10,211,419)	($142,509,879)
MATTHEWS CHINA SMALL COMPANIES FUND

Investor Class

Shares sold	959,768	$11,182,611	3,436,963	$44,992,214

Shares issued through reinvestment of distributions	—	—	173,336	1,984,698

Shares redeemed	(1,968,656)	(21,298,489)	(6,599,506)	(82,835,265)
Net (decrease)	(1,008,888)	($10,115,878)	(2,989,207)	($35,858,353)
Institutional Class

Shares sold	667,686	$7,774,212	2,927,129	$38,281,777

Shares issued through reinvestment of distributions	—	—	78,949	904,757

Shares redeemed	(729,969)	(7,918,811)	(9,263,348)	(106,586,014)
Net (decrease)	(62,283)	($144,599)	(6,257,270)	($67,399,480)

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Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
MATTHEWS INDIA FUND

Investor Class

Shares sold	1,369,616	$31,338,632	1,593,397	$42,087,227

Shares issued through reinvestment of distributions	—	—	2,952,961	67,091,273

Shares redeemed	(2,253,595)	(50,065,507)	(4,188,976)	(106,860,935)
Net increase (decrease)	(883,979)	($18,726,875)	357,382	$2,317,565
Institutional Class

Shares sold	579,402	$13,404,899	894,519	$22,947,980

Shares issued through reinvestment of distributions	—	—	456,719	10,591,311

Shares redeemed	(529,451)	(12,098,899)	(1,541,629)	(39,262,095)
Net increase (decrease)	49,951	$1,306,000	(190,391)	($5,722,804)
MATTHEWS JAPAN FUND

Investor Class

Shares sold	1,260,068	$20,265,954	1,890,537	$31,931,773

Shares issued through reinvestment of distributions	—	—	877,175	13,482,177

Shares redeemed	(1,132,558)	(17,947,725)	(5,698,655)	(100,302,819)
Net increase (decrease)	127,510	$2,318,229	(2,930,943)	($54,888,869)
Institutional Class

Shares sold	6,097,493	$97,849,281	20,568,891	$361,445,980

Shares issued through reinvestment of distributions	—	—	1,915,282	29,495,342

Shares redeemed	(7,150,611)	(113,772,561)	(47,662,766)	(784,368,302)
Net (decrease)	(1,053,118)	($15,923,280)	(25,178,593)	($393,426,980)
MATTHEWS KOREA FUND

Investor Class†

Shares sold	318,248	$1,279,757	1,794,314	$7,344,868

Shares issued through reinvestment of distributions	—	—	1,920,486	7,451,487

Shares redeemed	(18,877,339)	(79,650,512)	(5,847,971)	(24,651,834)
Net (decrease)	(18,559,091)	($78,370,755)	(2,133,171)	($9,855,479)
Institutional Class‡

Shares sold	2,457,586	$63,757,145	81,837	$2,268,597

Shares issued through reinvestment of distributions	42,186	1,051,693	40,393	953,194

Shares redeemed	(283,065)	(7,096,187)	(161,336)	(4,304,395)
Net increase (decrease)	2,216,707	$57,712,651	(39,106)	($1,082,604)
MATTHEWS ASIAN GROWTH AND INCOME FUND

Investor Class

Shares sold	652,128	$8,621,368	2,072,697	$28,836,381

Shares issued through reinvestment of distributions	291,454	3,756,844	1,292,489	16,634,895

Shares redeemed	(4,612,605)	(60,723,650)	(9,901,120)	(135,266,079)
Net (decrease)	(3,669,023)	($48,345,438)	(6,535,934)	($89,794,803)
Institutional Class

Shares sold	2,374,729	$31,485,765	9,508,243	$131,777,583

Shares issued through reinvestment of distributions	230,653	2,966,198	1,200,111	15,469,643

Shares redeemed	(5,956,507)	(77,579,495)	(23,448,483)	(305,383,902)
Net (decrease)	(3,351,125)	($43,127,532)	(12,740,129)	($158,136,676)

†	Investor Class shares of the Fund were converted into Institutional Class shares on June 20, 2023.
‡	Share amounts have been adjusted for a reverse stock split effective after the close of business on June 23, 2023. See Note 1 of the Notes to Financial Statements.

124	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

	Six-Month Period Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
MATTHEWS ASIA DIVIDEND FUND

Investor Class

Shares sold	1,559,915	$21,431,207	7,514,453	$115,243,327

Shares issued through reinvestment of distributions	145,957	1,966,041	505,887	7,582,603

Shares redeemed	(8,469,506)	(115,510,382)	(46,253,275)	(662,868,059)
Net (decrease)	(6,763,634)	($92,113,134)	(38,232,935)	($540,042,129)
Institutional Class

Shares sold	6,115,821	$84,369,225	39,426,296	$582,376,055

Shares issued through reinvestment of distributions	300,831	4,049,180	1,155,172	17,289,211

Shares redeemed	(25,503,594)	(351,872,616)	(112,802,946)	(1,587,005,266)
Net (decrease)	(19,086,942)	($263,454,211)	(72,221,478)	($987,340,000)
MATTHEWS CHINA DIVIDEND FUND

Investor Class

Shares sold	959,347	$14,152,657	2,997,704	$43,780,103

Shares issued through reinvestment of distributions	238,818	2,970,892	563,832	8,208,582

Shares redeemed	(1,431,149)	(19,843,134)	(6,111,791)	(84,105,056)
Net (decrease)	(232,984)	($2,719,585)	(2,550,255)	($32,116,371)
Institutional Class

Shares sold	1,336,740	$18,988,623	2,658,451	$38,472,050

Shares issued through reinvestment of distributions	138,441	1,720,824	320,617	4,657,289

Shares redeemed	(2,150,312)	(29,445,540)	(4,375,736)	(62,829,410)
Net (decrease)	(675,131)	($8,736,093)	(1,396,668)	($19,700,071)

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Matthews, a registered investment advisor under the 1940 Act, provides the Funds with investment management services. Pursuant to the prior Investment Advisory Agreement dated August 13, 2004, as amended (the “Prior Advisory Agreement”) and the current Investment Advisory Agreement dated February 1, 2016, as amended (the “Current Advisory Agreement,” and together with the Prior Advisory Agreement, the “Advisory Agreement”), the Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement each of the Funds, other than Matthews Emerging Markets Small Companies Fund and Matthews China Small Companies Fund (the “Family-Priced Funds”), pays Matthews 0.75% of their aggregate average daily net assets up to $2 billion, 0.6834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.65% of their aggregate average daily net assets over $5 billion up to $25 billion, 0.64% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.63% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.62% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.61% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.60% of their aggregate average daily net assets over $45 billion. Each of the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund pays Matthews an annual fee of 1.00% of the average daily net assets of such Fund up to $1 billion and 0.95% of the average daily net assets of such Fund over $1 billion pursuant to the Advisory Agreement. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily net asset value for the month.

Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Administration and Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates that otherwise would be applied for calculating fees payable under the Advisory Agreement and the Administration and Shareholder Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%.

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Notes to Financial Statements (unaudited) (continued)

Investment advisory fees charged, waived fees and reimbursed additional expenses for the six-month period ended June 30, 2023, were as follows:

	Gross Advisory Fees	Advisory Fees Waived and Expenses Waived or Reimbursed in Excess of the Expense Limitation	Net Advisory Fee/ (Net Reimbursement)
Matthews Emerging Markets Equity Fund	$87,509	($90,872)	($3,363)
Matthews Emerging Markets Sustainable Future Fund	734,492	—	734,492
Matthews Emerging Markets Small Companies Fund	2,131,709	(362,583)	1,769,126
Matthews Asia Growth Fund	2,134,606	—	2,134,606
Matthews Pacific Tiger Fund	13,092,021	(43,677)	13,048,344
Matthews Asia Innovators Fund	1,685,595	—	1,685,595
Matthews China Fund	2,585,682	—	2,585,682
Matthews China Small Companies Fund	759,906	(129,894)	630,012
Matthews India Fund	2,010,065	—	2,010,065
Matthews Japan Fund	2,193,010	—	2,193,010
Matthews Korea Fund	246,290	—	246,290
Matthews Asian Growth and Income Fund	2,015,742	—	2,015,742
Matthews Asia Dividend Fund	5,883,227	—	5,883,227
Matthews China Dividend Fund	760,826	—	760,826

Under a written agreement between the Funds and Matthews (the “Operating Expense Agreement”), Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For all Funds, except the Matthews Emerging Markets Equity Fund, the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.20% for the Institutional Class. For the Matthews Emerging Markets Equity Fund, this level is 0.90% for the Institutional Class. For the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.15% for the Institutional Class. Matthews agrees to reduce the expense ratio for the Investor Class by waiving an equal amount of non-class specific expenses (e.g., custody fees) as the Institutional Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because class specific expenses may be waived solely for the Institutional Class, total annual Fund expenses for the Investor Class may exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Small Companies Fund). In turn, if the expenses of a Fund, fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount of the recoupment available not to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will continue through April 30, 2024, may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Waived Fees Subject to Possible Future Recoupment:

On June 30, 2023, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2023	2024	2025	2026
Matthews Emerging Markets Equity Fund	$231,409	$248,206	$263,291	$90,872
Matthews Emerging Markets Small Companies Fund	378,868	638,812	647,978	362,583
Matthews China Small Companies Fund	362,019	309,590	388,736	129,894

The Funds have an Administration and Shareholder Services Agreement dated August 13, 2004, as amended (the “Shareholder Services Agreement” or “Services Agreement”), in which the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion.

126	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

Administration and shareholder servicing fees charged, for the six-month period ended June 30, 2023, were as follows:

	Gross Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Waived in Excess of Expense Limitation	Net Administration and Shareholder Servicing Fees
Matthews Emerging Markets Equity Fund	$22,030	$—	$22,030
Matthews Emerging Markets Sustainable Future Fund	185,186	—	185,186
Matthews Emerging Markets Small Companies Fund	365,729	—	365,729
Matthews Asia Growth Fund	537,693	—	537,693
Matthews Pacific Tiger Fund	3,298,259	(43,677)	3,254,582
Matthews Asia Innovators Fund	424,594	—	424,594
Matthews China Fund	651,105	—	651,105
Matthews China Small Companies Fund	130,141	—	130,141
Matthews India Fund	506,616	—	506,616
Matthews Japan Fund	552,685	—	552,685
Matthews Korea Fund	62,022	—	62,022
Matthews Asian Growth and Income Fund	507,777	—	507,777
Matthews Asia Dividend Fund	1,481,774	—	1,481,774
Matthews China Dividend Fund	191,583	—	191,583

In addition to the fees paid to the Funds’ transfer agent, the Funds bear the cost of fees paid to certain service providers or intermediaries, including supermarkets, which provide transfer agency, record-keeping and shareholder servicing to certain shareholders. These fees are referred to as intermediary service fees on the Statements of Assets and Liabilities as well as the Statements of Operations. Additional information concerning these services and fees is contained in the Funds’ prospectuses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar. An officer of BNY Mellon serves as Assistant Treasurer to the Funds. Total fees accrued by the Funds for administration and accounting services for the six-month period ended June 30, 2023 were as follows:

Administration and Accounting fees
Matthews Emerging Markets Equity Fund	$1,029
Matthews Emerging Markets Sustainable Future Fund	8,636
Matthews Emerging Markets Small Companies Fund	17,054
Matthews Asia Growth Fund	25,103
Matthews Pacific Tiger Fund	153,956
Matthews Asia Innovators Fund	19,822
Matthews China Fund	30,409
Matthews China Small Companies Fund	6,079
Matthews India Fund	23,635
Matthews Japan Fund	25,787
Matthews Korea Fund	2,896
Matthews Asian Growth and Income Fund	23,705
Matthews Asia Dividend Fund	69,187
Matthews China Dividend Fund	8,948

As of June 30, 2023, Matthews and its affiliates held significant shares in the Funds as follows:

	Shares held by Matthews and its Affiliates	Percentage of Outstanding Shares
Matthews Emerging Markets Equity Fund	619,543	31%

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Funds paid the Independent Trustees $580,405 in aggregate for regular compensation during the six-month period ended June 30, 2023.

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Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENTS

The value of investment transactions made for affiliated and unaffiliated holdings for the six-month period ended June 30, 2023 were as follows:

	Affiliated Purchases	Proceeds from Affiliated Sales	Unaffiliated Purchases	Proceeds from Unaffiliated Sales
Matthews Emerging Markets Equity Fund	$—	$—	$3,643,282	$15,094,231
Matthews Emerging Markets Sustainable Future Fund	—	—	94,567,489	36,326,696
Matthews Emerging Markets Small Companies Fund	—	—	118,879,403	47,164,100
Matthews Asia Growth Fund	—	—	216,892,273	276,342,750
Matthews Pacific Tiger Fund	—	—	174,334,125	215,015,198
Matthews Asia Innovators Fund	—	—	570,611,128	575,605,259
Matthews China Fund	—	—	260,162,164	244,999,202
Matthews China Small Companies Fund	—	—	49,565,332	61,331,734
Matthews India Fund	—	—	112,596,102	128,625,776
Matthews Japan Fund	—	—	278,083,471	306,846,590
Matthews Korea Fund	—	—	6,966,946	30,229,023
Matthews Asian Growth and Income Fund	—	—	17,323,531	116,035,968
Matthews Asia Dividend Fund	—	—	1,072,129,326	1,452,895,669
Matthews China Dividend Fund	—	—	29,787,480	43,810,453

6.	INCOME TAX INFORMATION

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2023. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2022:

Late Year Losses*
Matthews Asia Innovators Fund	($1,695,641)
Matthews India Fund	(4,306,898)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

As of December 31, 2022, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration
	Short-term Losses	Long-term Losses	Total
Matthews Emerging Markets Equity Fund	$3,392,560	$989,581	$4,382,141
Matthews Emerging Markets Small Companies Fund	—	83,618,354	83,618,354
Matthews Asia Growth Fund	124,610,849	22,738,539	147,349,388
Matthews Pacific Tiger Fund	33,908,360	—	33,908,360
Matthews Asia Innovators Fund	179,655,785	91,870,463	271,526,248
Matthews China Fund	102,659,675	46,640,649	149,300,324
Matthews China Small Companies Fund	41,071,139	55,238,491	96,309,630
Matthews Japan Fund	152,505,812	15,879,969	168,385,781
Matthews Korea Fund	3,269,836	953,240	4,223,076
Matthews Asian Growth and Income Fund	11,747,132	38,811,432	50,558,564
Matthews Asia Dividend Fund	351,455,897	—	351,455,897
Matthews China Dividend Fund	22,983,416	8,879,325	31,862,741

128	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2023, the tax cost of investments, including derivatives, and the related net unrealized appreciation and depreciation were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Fund	$26,010,985	$2,122,255	($4,871,402)	($2,749,147)
Matthews Emerging Markets Sustainable Future Fund	237,926,483	36,344,855	(29,159,289)	7,185,566
Matthews Emerging Markets Small Companies Fund	458,310,058	108,366,476	(65,147,359)	43,219,117
Matthews Asia Growth Fund	560,461,341	69,798,811	(65,433,345)	4,365,466
Matthews Pacific Tiger Fund	3,313,603,561	842,021,794	(589,766,418)	252,255,376
Matthews Asia Innovators Fund	498,752,336	27,357,203	(76,061,830)	(48,704,627)
Matthews China Fund	904,795,831	23,556,238	(277,120,004)	(253,563,766)
Matthews China Small Companies Fund	144,087,267	11,749,797	(29,456,447)	(17,706,650)
Matthews India Fund	521,526,284	150,708,350	(21,300,456)	129,407,894
Matthews Japan Fund	589,155,925	90,067,108	(17,340,781)	72,726,327
Matthews Korea Fund	56,644,823	9,841,374	(4,272,683)	5,568,691
Matthews Asian Growth and Income Fund	514,010,826	88,672,699	(80,550,454)	8,122,245
Matthews Asia Dividend Fund	1,553,608,168	123,555,522	(158,145,891)	(34,590,369)
Matthews China Dividend Fund	207,163,826	14,705,336	(39,988,791)	(25,283,455)

7.	PUBLIC HEALTH EMERGENCY RISKS

Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of investment in the Funds could be significant and prolonged.

8.	SUBSEQUENT EVENTS

Effective July 14, 2023, the Matthews Korea Fund reorganized into the Matthews Korea Active ETF, a new series of the Trust.

matthewsasia.com | 800.789.ASIA	129

Matthews Asia Funds

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800.789.ASIA

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

	ACCOUNT SERVICES Matthews Asia Funds P.O. Box 534475 Pittsburgh, PA 15253-4475 800.789.ASIA LEGAL COUNSEL Paul Hastings LLP 101 California Street, 48th Floor San Francisco, CA 94111	ADMINISTRATOR & TRANSFER AGENT BNY Mellon 301 Bellevue Parkway Wilmington, DE 19809

P.O. Box 534475  |  Pittsburgh, PA 15253-4475  |  matthewsasia.com  |  800.789.ASIA (2742)

Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine

Matthews Asia Funds are distributed in Latin America by Picton S. A.

SAR-0623

Matthews Asia Active ETFs  |  Semi-Annual Report

June 30, 2023  |  matthewsasia.com

GLOBAL EMERGING MARKETS STRATEGIES

Matthews Emerging Markets Equity Active ETF (MEM)

Matthews Emerging Markets ex China Active ETF (MEMX)

ASIA GROWTH STRATEGIES

Matthews Asia Innovators Active ETF (MINV)

Matthews China Active ETF (MCH)

Listed on the NYSE Arca

Matthews Asia Active Exchange-Traded Funds (ETFs) are actively managed and do not seek to replicate a specific index. ETFs are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

ETF market price returns since inception are calculated using NAV for the period until market price becomes available (generally a few days after inception).

Investments are not FDIC-insured, nor are they deposits of, or guaranteed by, a bank or any other entity, so they may lose value.

Cover photo: Looking out to brighter and greener pastures (Chiang Mai, Thailand)

This report has been prepared for Matthews International Funds (d/b/a Matthews Asia Funds) shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Funds’ investment objectives, risks and expenses. Additional copies of the prospectus or summary prospectus may be obtained at matthewsasia.com. Please read the prospectus carefully before you invest or send money.

The views and opinions in this report were current as of June 30, 2023. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of a Fund’s future investment intent. Current and future portfolio holdings are subject to risk.

Statements of fact are from sources considered reliable, but neither the Funds nor the Investment Advisor makes any representation or guarantee as to their completeness or accuracy.

2	MATTHEWS ASIA FUNDS

Investment Risk: Exchange-Traded Fund shares are not deposits or obligations of, or guaranteed by, any depositary institution. Shares are not insured by the FDIC, Federal Reserve Board or any government agency and are subject to investment risks, including possible loss of principal amount invested. Investing in international and emerging markets may involve additional risks, such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Fixed income investments are subject to additional risks, including, but not limited to, interest rate, credit and inflation risks. In addition, single-country and sector funds may be subject to a higher degree of market risk than diversified funds because of a concentration in a specific industry, sector or geographic location. Investing in small and mid-size companies is more risky than investing in large companies as they may be more volatile and less liquid than larger companies. Please see the Funds’ Prospectus and Statement of Additional Information for more risk disclosure.

matthewsasia.com | 833.228.5605	3

Message to Shareholders from the

Investment Advisor

Investment Manager Letter

Interest rate cycles are driving changes in short-term sentiment these days and U.S.—China politics seem to be determining the longer-term mood. In the last quarter it was particularly apparent that neither seem to be working in favor of emerging markets. For many investors, it’s been a signal to sit it out on the sidelines.

Clearly, elevated global interest rates do pose a challenge to the outlook of a growth-orientated asset like emerging markets and geopolitics have weighed heavily on Chinese stocks and on companies in the semiconductor space. Underneath it all, Asia and emerging markets, particularly China, have simply struggled to produce the per-share earnings growth that their economic growth deserved. Meanwhile, markets like the U.S. have been outperforming consistently.

So you could be forgiven for questioning the rationale for staying invested in emerging markets, particularly as China labors in its recovery. Our economic theory and stock-picking patience have certainly been tested recently but we remain convinced of the long-term opportunities of this asset class. Here’s why.

Emerging markets and interest rates

First, let’s take a look at inflation and interest rates. After having obsessed over inflation and its permanence or transience for the past two years I feel confident in saying two things: first, that two-thirds to three-quarters of the inflation spike we endured was transient and due to supply shocks that are now almost entirely behind us. Second, the resulting permanent inflation is probably running at no more than about 3% in the U.S. and is still declining, in part due to interest rate rises that have already been made. So we can probably say with some confidence that interest rates have peaked. So where does this leave emerging market performance relative to developed markets? Typically it’s not been a favorable environment but only because falling rates are usually associated with cyclical economic weakness. However, I wouldn’t assume this to be the unfolding scenario. If the Fed has indeed pulled off the magic trick of a soft landing, a cycle more tilted to growth may play out—and I don’t see many in the market prepared for that. So that could be a tailwind at large for emerging markets.

Growth after a soft landing

The Fed’s rate moves are, of course, are only half the story for emerging markets. What about their central banks? Here there are two plot lines in motion. In the rate hike camp, Brazil got a better start even than the U.S. and Mexico, too, has brought a lot of credibility to macro management over the past few years. So the speed of the decline in interest rates in the U.S. is likely to be matched or even exceeded in these countries as inflation falls rapidly and at the same time the growth prospects of these economies look intact. The other plot line is in Asia, where inflation has been much less of an issue. Countries like Indonesia and India have done a lot to tame exposure to international rate cycles. As for Japan, I’ve always thought that it needed inflation so it’s not a surprise to see its equity markets doing quite well, particularly as the yen has strengthened.

India, Brazil, and Japan have been among the bright spots in emerging and international markets and there is no reason to suspect that any of them will hit harder times if the U.S. dollar remains weak and Fed rates come down.

And what about the elephant in the room, China. The world’s second biggest economy has no inflation. If anything inflation is too low. Core inflation, excluding food and energy, is at 0.4% year-on-year. The inflation rate is low partly due to the fact that China is emerging steadily but cautiously from COVID lockdown. It is emerging cautiously as the government doesn’t want to overstimulate the economy in the way that (arguably) some western nations did.

4	MATTHEWS ASIA FUNDS

China’s challenges

So China is in quite a different macro space and that brings opportunities and challenges. The trick for China is to get incomes (and with it consumer demand) onto a sustainably rising trend, at least in line with nominal gross domestic product growth. I think China understands this and there has been a renewed focus of late in promoting an environment favorable to private enterprise. The private sector is key for the government as it holds in its hands the fate of the vast majority of urban employment and therefore the fate of the China Communist’s Party’s urban popularity, which took a big hit in the later stages of the pandemic.

China may also have to be more aggressive in its attempts to spur quality growth, from the point of view of a balanced macroeconomic policy and return on investment. Just look at the concrete steps taken in India and Mexico, in particular on macroeconomic policy, and in places like Japan and South Korea, in terms of pressure on companies to improve corporate governance and shareholder returns. China has done better on these kind of things of late but it has achieved neither the fanfare nor the practical success that some of its neighbors have.

The other driver of global market sentiment is geopolitics, of course. As we have been at pains to point out there seems little reason to expect things to improve any time soon. Indeed, further sanctions or trade controls seem to be pushing the U.S. and China into separate blocs with the result that economics and investment returns may become less correlated. As investors in emerging markets, I think we have to accept this truth and position portfolios and devise investment strategies that are more in tune with, and cognizant of, the growing importance of domestic policies.

Good businesses at good prices

Ultimately, investing in global and emerging markets is all down to finding companies. And the sluggishness of China’s economic growth and the skepticism towards it, belies the fact that there are still many good companies to be found. The sheer size of the market and the need for a bottom-up portfolio manager to find a tiny portion of good businesses means that short-term skepticism can often lead to good prices for good businesses. From our point of view, China still offers significant opportunities for the long-term investor. So, despite the better performance and perhaps superior short-term outlook in Japan and India, our regional portfolios will more often than not maintain a balance between the major markets.

In recent times, the bigger macro picture has determined to large degrees the trajectory of many equity markets regardless of the performance of their companies. In the falling rate cycle of the pandemic only growth was rewarded, profitable or otherwise. As rates rose, the environment favored more cyclical businesses. I suspect these unusually sharp style cycles are a symptom of the unusually severe and severely unusual inflation and growth cycles we’ve experienced. I think these will dampen down and the inflation cycle will normalize.

It has been a trial for quality growth stock picking and I expect the next few years will be a little easier. And it is quality growth that is shared across all we do. Yes, some of our portfolios are more exposed to emerging businesses and smaller companies. Some portfolios skew to income or established and predictable growth. But the core remains finding good businesses with sensible management, where we can be comfortable with the valuation we are paying. As strategic emerging market investors, we stand by our method, in both favorable times and trying times.

Robert Horrocks, PhD

Chief Investment Officer

Matthews International Capital Management, LLC

matthewsasia.com | 833.228.5605	5

PORTFOLIO MANAGERS

John Paul Lech	Alex Zarechnak
Lead Manager	Lead Manager

Andrew Mattock, CFA	Peeyush Mittal, CFA
Co-Manager	Co-Manager

FUND FACTS

Ticker	MEM
CUSIP	577125818
Inception Date	07/13/22
Gross Expense Ratio	0.79%
# of Positions	57
Net Assets	$57.5 million
Portfolio Turnover	15.5%
Weight Average Market Cap	$111.5 billion
Benchmark
MSCI Emerging Markets Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in emerging market countries. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

3	Holdings may combine more than one security from same issuer and related depositary receipts.
4	Not all countries where the Fund may invest are included in the benchmark index.
5

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Emerging Markets Equity Active ETF (unaudited)

PERFORMANCE AS OF JUNE 30, 2023
				Actual Return, Not Annualized
	3 Months	YTD	1 Year	Since Inception	Inception date
Emerging Markets Equity Active ETF (NAV)[1]	2.18%	5.14%	n.a.	11.06%	07/13/22
Emerging Markets Equity Active ETF (market price)	3.11%	5.41%	n.a.	12.06%
MSCI Emerging Markets Index[2]	1.04%	5.10%	n.a.	5.02%

1

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

2

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 18 for index definition.

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when sold, shares may be worth more or less than their original cost. For the Fund’s most recent month-end performance visit matthewsasia.com.

TOP TEN HOLDINGS[3]
	Country	% of Net Assets
Samsung Electronics Co., Ltd., Pfd.	South Korea	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.6%
Tencent Holdings, Ltd.	China	4.1%
Prologis Property Mexico SA de CV REIT	Mexico	3.5%
HDFC Bank, Ltd. ADR	India	3.4%
FPT Corp.	Vietnam	2.9%
Prudential PLC	United Kingdom	2.8%
Woodside Energy Group, Ltd.	Australia	2.6%
AIA Group, Ltd.	Hong Kong	2.5%
ICICI Bank, Ltd. ADR	India	2.5%
Total		36.5%

COUNTRY ALLOCATION (%)4.5
India	16.6
China/Hong Kong	16.4
Mexico	9.4
Brazil	8.8
South Korea	7.2
Taiwan	6.6
Vietnam	5.1
United States	4.5
France	3.6
United Kingdom	2.8
Australia	2.6
Philippines	2.2
Indonesia	2.1
Poland	1.9
Singapore	1.7
Switzerland	1.4
Zambia	1.3
Kazakhstan	1.2
United Arab Emirates	1.0
Thailand	0.9
Cash and Other Assets, Less Liabilities	2.8

SECTOR ALLOCATION (%)[5]
Financials	23.7
Information Technology	20.7
Consumer Discretionary	13.1
Materials	10.4
Industrials	6.4
Energy	4.8
Real Estate	4.8
Consumer Staples	4.7
Health Care	4.6
Communication Services	4.1
Cash and Other Assets, Less Liabilities	2.8

MARKET CAP EXPOSURE (%)[5]
Mega Cap (over $25B)	55.4
Large Cap ($10B-$25B)	15.2
Mid Cap ($3B-10B)	18.4
Small Cap (under $3B)	8.2
Cash and Other Assets, Less Liabilities	2.8

6	Matthews Emerging Markets Equity Active ETF

Matthews Emerging Markets Equity Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 91.6%

	Shares	Value

INDIA: 16.6%
HDFC Bank, Ltd. ADR	27,933	$1,946,930
ICICI Bank, Ltd. ADR	62,411	1,440,446
Infosys, Ltd. ADR	75,827	1,218,540
Kotak Mahindra Bank, Ltd.	38,897	875,531
PI Industries, Ltd.	17,357	829,753
Dabur India, Ltd.	118,484	827,505
Restaurant Brands Asia, Ltd.[b]	563,905	740,314
UltraTech Cement, Ltd.	7,312	739,322
Indian Hotels Co., Ltd.	112,792	539,650
Divi’s Laboratories, Ltd.	8,760	382,664

Total India		9,540,655

CHINA/HONG KONG: 16.4%
Tencent Holdings, Ltd.	55,000	2,327,285
AIA Group, Ltd.	143,000	1,443,394
H World Group, Ltd. ADR[b]	24,485	949,528
Yum China Holdings, Inc.	15,709	887,558
Midea Group Co., Ltd. A Shares	104,400	846,807
JD.com, Inc. Class A	42,400	716,351
NARI Technology Co., Ltd. A Shares	224,640	713,310
BYD Co., Ltd. A Shares	16,500	585,783
CSPC Pharmaceutical Group, Ltd.	652,000	566,588
Innovent Biologics, Inc.[b,c,d]	97,000	366,383

Total China/Hong Kong		9,402,987

MEXICO: 9.4%
Prologis Property Mexico SA de CV REIT	543,000	2,013,632
GCC SAB de CV	104,000	889,341
Grupo Financiero Banorte SAB de CV Class O	104,700	862,056
Becle SAB de CV	332,700	812,812
Grupo Aeroportuario del Sureste SAB de CV ADR	2,912	808,633

Total Mexico		5,386,474

BRAZIL: 8.8%
Banco BTG Pactual SA	216,600	1,412,120
Vinci Partners Investments, Ltd. Class A	87,949	819,685
Hapvida Participacoes e Investimentos SAb,c,d	849,100	770,949
Armac Locacao Logistica E Servicos SA	238,900	741,858
Vale SA ADR	54,388	729,887
WEG SA	77,200	604,125

Total Brazil		5,078,624

TAIWAN: 6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	167,000	3,088,571
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,200	726,624

Total Taiwan		3,815,195

VIETNAM: 5.1%
FPT Corp.	450,700	1,643,426
Military Commercial Joint Stock Bank	818,700	701,197
HDBank	766,625	604,589

Total Vietnam		2,949,212

UNITED STATES: 4.5%
Applied Materials, Inc.	7,368	1,064,971
Globant SAb	5,216	937,419
Freeport-McMoRan, Inc.	14,136	565,440

Total United States		2,567,830

	Shares	Value

FRANCE: 3.6%
TotalEnergies SE ADR	21,409	$1,234,015
LVMH Moet Hennessy Louis Vuitton SE	896	843,614

Total France		2,077,629

UNITED KINGDOM: 2.8%
Prudential PLC	112,223	1,581,550

Total United Kingdom		1,581,550

AUSTRALIA: 2.6%
Woodside Energy Group, Ltd.	65,762	1,507,593

Total Australia		1,507,593

PHILIPPINES: 2.2%
Wilcon Depot, Inc.	1,511,800	661,419
Ayala Corp.	50,880	576,092

Total Philippines		1,237,511

INDONESIA: 2.1%
PT Bank Rakyat Indonesia Persero Tbk	3,380,000	1,223,045

Total Indonesia		1,223,045

POLAND: 1.8%
Dino Polska SAb,c,d	9,103	1,063,785

Total Poland		1,063,785

SINGAPORE: 1.7%
CapitaLand Investment, Ltd.	291,700	713,435
TDCX, Inc. ADR[b]	32,319	255,643
CapitaLand Ascott Trust	19,254	15,365

Total Singapore		984,443

SOUTH KOREA: 1.6%
LG Chem, Ltd.	1,780	901,044

Total South Korea		901,044

SWITZERLAND: 1.4%
Cie Financiere Richemont SA Class A	4,625	783,973

Total Switzerland		783,973

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	30,500	722,365

Total Zambia		722,365

KAZAKHSTAN: 1.2%
Kaspi.KZ JSC GDR[d]	8,639	687,664

Total Kazakhstan		687,664

UNITED ARAB EMIRATES: 1.0%
Fertiglobe PLC	638,793	577,393

Total United Arab Emirates		577,393

matthewsasia.com | 833.228.5605	7

Matthews Emerging Markets Equity Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	690,200	$540,207

Total Thailand		540,207

TOTAL COMMON EQUITIES		52,629,179

(Cost $51,739,270)

PREFERRED EQUITIES: 5.6%

SOUTH KOREA: 5.6%
Samsung Electronics Co., Ltd., Pfd.	71,480	3,227,762

Total South Korea		3,227,762

TOTAL PREFERRED EQUITIES		3,227,762

(Cost $3,109,384)

SHORT-TERM INVESTMENTS: 1.5%

MONEY MARKET FUNDS: 1.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.01%[e]	837,126	837,126

(Cost $837,126)

TOTAL INVESTMENTS: 98.7%		56,694,067
(Cost $55,685,780)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		767,781

NET ASSETS: 100.0%		$57,461,848

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $2,201,117, which is 3.83% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of June 30, 2023.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

8	Matthews Emerging Markets Equity Active ETF

PORTFOLIO MANAGERS

John Paul Lech	Alex Zarechnak
Lead Manager	Lead Manager

Peeyush Mittal, CFA
Co-Manager

FUND FACTS

Ticker	MEMX
CUSIP	577125792
Inception Date	01/10/23
Gross Expense Ratio	0.79%
# of Positions	50
Net Assets	$5.3 million
Portfolio Turnover	n.a.
Weight Average Market Cap	$108.4 billion
Benchmark
MSCI Emerging Markets ex China Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in emerging market countries excluding China. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

2	Holdings may combine more than one security from same issuer and related depositary receipts.
3	Not all countries where the Fund may invest are included in the benchmark index.
4

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Emerging Markets ex China Active ETF

(unaudited)

PERFORMANCE AS OF JUNE 30, 2023
			Actual Return, Not Annualized
	3 Months	1 Year	Since Inception	Inception date
Emerging Markets ex China Active ETF (NAV)	6.38%	n.a.	6.04%	01/10/23
Emerging Markets ex China Active ETF (market price)	6.74%	n.a.	7.08%
MSCI Emerging Markets ex China Index[1]	6.23%	n.a.	5.67%

1

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 18 for index definition.

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when sold, shares may be worth more or less than their original cost. For the Fund’s most recent month-end performance visit matthewsasia.com.

TOP TEN HOLDINGS[2]
	Country	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	Taiwan	9.9%
Samsung Electronics Co., Ltd., Pfd.	South Korea	6.1%
HDFC Bank, Ltd. ADR	India	4.0%
Prologis Property Mexico SA de CV REIT	Mexico	3.6%
FPT Corp.	Vietnam	3.4%
Prudential PLC	United Kingdom	3.0%
Banco BTG Pactual SA	Brazil	3.0%
Woodside Energy Group, Ltd.	Australia	2.9%
Infosys, Ltd. ADR	India	2.8%
ICICI Bank, Ltd. ADR	India	2.7%
Total		41.4%

COUNTRY ALLOCATION (%)[3,4]
India	20.9
Brazil	10.3
Mexico	10.0
Taiwan	9.9
South Korea	8.7
Vietnam	5.9
United States	5.0
France	4.0
United Kingdom	3.7
Australia	2.9
Philippines	2.6
Indonesia	2.4
United Arab Emirates	2.4
Poland	2.1
Switzerland	1.7
Zambia	1.3
Kazakhstan	1.3
Singapore	1.2
Thailand	1.0
Turkey	0.2
Cash and Other Assets, Less Liabilities	2.4

SECTOR ALLOCATION (%)[4]
Information Technology	26.1
Financials	24.2
Materials	12.6
Consumer Discretionary	9.6
Consumer Staples	6.1
Energy	5.3
Industrials	5.1
Real Estate	4.9
Health Care	3.8
Cash and Other Assets, Less Liabilities	2.4

MARKET CAP EXPOSURE (%)[4]
Mega Cap (over $25B)	52.3
Large Cap ($10B-$25B)	15.0
Mid Cap ($3B-10B)	21.4
Small Cap (under $3B)	8.8
Cash and Other Assets, Less Liabilities	2.4

matthewsasia.com | 833.228.5605	9

Matthews Emerging Markets ex China Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 91.5%

	Shares	Value

INDIA: 20.9%
HDFC Bank, Ltd. ADR	3,027	$210,982
Infosys, Ltd. ADR	9,133	146,767
ICICI Bank, Ltd. ADR	6,277	144,873
Kotak Mahindra Bank, Ltd.	4,454	100,255
PI Industries, Ltd.	1,867	89,252
UltraTech Cement, Ltd.	872	88,169
Restaurant Brands Asia, Ltd.[b]	62,641	82,237
Dabur India, Ltd.	11,707	81,763
Divi’s Laboratories, Ltd.	1,446	63,166
Indian Hotels Co., Ltd.	13,109	62,720
Hindustan Unilever, Ltd.	1,121	36,596

Total India		1,106,780

BRAZIL: 10.3%
Banco BTG Pactual SA	24,200	157,772
Vinci Partners Investments, Ltd. Class A	9,590	89,379
Vale SA ADR	6,420	86,156
Hapvida Participacoes e Investimentos SAb,c,d	90,100	81,807
Armac Locacao Logistica E Servicos SA	21,700	67,385
WEG SA	8,300	64,951

Total Brazil		547,450

MEXICO: 10.0%
Prologis Property Mexico SA de CV REIT	52,100	193,205
GCC SAB de CV	10,800	92,354
Grupo Financiero Banorte SAB de CV Class O	11,100	91,393
Becle SAB de CV	33,000	80,621
Grupo Aeroportuario del Sureste SAB de CV ADR	259	71,922

Total Mexico		529,495

TAIWAN: 9.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,196	524,380

Total Taiwan		524,380

VIETNAM: 5.9%
FPT Corp.	48,800	177,944
Military Commercial Joint Stock Bank	79,200	67,833
HDBank	84,000	66,245

Total Vietnam		312,022

UNITED STATES: 5.0%
Globant SAb	591	106,215
Applied Materials, Inc.	732	105,803
Freeport-McMoRan, Inc.	1,371	54,840

Total United States		266,858

FRANCE: 4.0%
TotalEnergies SE ADR	2,188	126,116
LVMH Moet Hennessy Louis Vuitton SE	91	85,680

Total France		211,796

UNITED KINGDOM: 3.0%
Prudential PLC	11,312	159,419

Total United Kingdom		159,419

	Shares	Value

AUSTRALIA: 2.9%
Woodside Energy Group, Ltd.	6,749	$154,721

Total Australia		154,721

SOUTH KOREA: 2.6%
LG Chem, Ltd.	177	89,598
Kia Corp.	748	50,240

Total South Korea		139,838

PHILIPPINES: 2.6%
Wilcon Depot, Inc.	157,000	68,688
Ayala Corp.	5,970	67,596

Total Philippines		136,284

INDONESIA: 2.4%
PT Bank Rakyat Indonesia Persero Tbk	353,900	128,058

Total Indonesia		128,058

UNITED ARAB EMIRATES: 2.4%
Americana Restaurants International PLC	57,390	66,092
Fertiglobe PLC	65,529	59,230

Total United Arab Emirates		125,322

POLAND: 2.1%
Dino Polska SAb,c,d	951	111,135

Total Poland		111,135

SWITZERLAND: 1.7%
Cie Financiere Richemont SA Class A	538	91,195

Total Switzerland		91,195

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	2,900	68,684

Total Zambia		68,684

KAZAKHSTAN: 1.3%
Kaspi.KZ JSC GDR[d]	849	67,580

Total Kazakhstan		67,580

SINGAPORE: 1.2%
CapitaLand Investment, Ltd.	26,000	63,590
CapitaLand Ascott Trust	1,819	1,452

Total Singapore		65,042

THAILAND: 1.1%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	70,300	55,023

Total Thailand		55,023

CHILE: 0.7%
Antofagasta PLC	2,037	37,836

Total Chile		37,836

10	Matthews Emerging Markets ex China Active ETF

Matthews Emerging Markets ex China Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

TURKEY: 0.2%
BIM Birlesik Magazalar ASb	1,900	$12,426

Total Turkey		12,426

TOTAL COMMON EQUITIES		4,851,344

(Cost $4,590,695)

PREFERRED EQUITIES: 6.1%

SOUTH KOREA: 6.1%
Samsung Electronics Co., Ltd., Pfd.	7,162	323,409

Total South Korea		323,409

TOTAL PREFERRED EQUITIES		323,409

(Cost $312,952)

SHORT-TERM INVESTMENTS: 1.8%

MONEY MARKET FUNDS: 1.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.01%[e]	96,693	96,693

(Cost $96,693)

TOTAL INVESTMENTS: 99.4%		5,271,446
(Cost $5,000,340)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		30,681

NET ASSETS: 100.0%		$5,302,127

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $192,942, which is 3.64% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of June 30, 2023.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

matthewsasia.com | 833.228.5605	11

PORTFOLIO MANAGERS

Michael J. Oh, CFA
Lead Manager

Taizo Ishida	Inbok Song
Co-Manager	Co-Manager

FUND FACTS

Ticker	MINV
CUSIP	577125826
Inception Date	07/13/22
Gross Expense Ratio	0.79%
# of Positions	50
Net Assets	$135.4 million
Portfolio Turnover	72.6%
Weight Average Market Cap	$193.6 billion
Benchmark
MSCI AC Asia ex Japan Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia ex Japan consists of all countries and markets in Asia excluding Japan, including developed, emerging, and frontier countries and markets in the Asia region.

2	Holdings may combine more than one security from same issuer and related depositary receipts.
3	Not all countries where the Fund may invest are included in the benchmark index.
4

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews Asia Innovators Active ETF (unaudited)

PERFORMANCE AS OF JUNE 30, 2023
				Actual Return, Not Annualized
	3 Months	YTD	1 Year	Since Inception	Inception date
Asia Innovators Active ETF (NAV)	-4.66%	-2.85%	n.a.	-5.80%	07/13/22
Asia Innovators Active ETF (market price)	-4.16%	-2.35%	n.a.	-5.12%
MSCI AC Asia ex Japan Index[1]	-1.14%	3.19%	n.a.	1.71%

1

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 18 for index definition.

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when sold, shares may be worth more or less than their original cost. For the Fund’s most recent month-end performance visit matthewsasia.com.

TOP TEN HOLDINGS[2]
Name	Country	% Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8.0%
Samsung Electronics Co., Ltd.	South Korea	6.2%
Tencent Holdings, Ltd.	China	4.4%
HDFC Bank, Ltd.	India	4.3%
Alibaba Group Holding, Ltd. ADR	China	3.9%
NVIDIA Corp.	United States	3.2%
Trip.com Group, Ltd. ADR	China	3.0%
ICICI Bank, Ltd.	India	3.0%
ASML Holding NV	Netherlands	3.0%
Meituan B Shares	China	2.9%
Total		41.9%

COUNTRY ALLOCATION (%)[3,4]
China	33.7
India	18.1
United States	11.3
South Korea	11.0
Taiwan	9.5
Netherlands	3.0
Indonesia	2.7
Japan	2.4
France	2.0
Singapore	1.9
Vietnam	1.1
Cash and Other Assets, Less Liabilities	3.1

SECTOR ALLOCATION (%)[4]
Information Technology	30.5
Consumer Discretionary	26.5
Financials	12.8
Communication Services	10.5
Consumer Staples	4.5
Industrials	4.4
Health Care	3.6
Energy	2.1
Real Estate	2.0
Cash and Other Assets, Less Liabilities	3.1

MARKET CAP EXPOSURE (%)[4]
Mega Cap (over $25B)	72.6
Large Cap ($10B-$25B)	11.4
Mid Cap ($3B-10B)	10.3
Small Cap (under $3B)	2.6
Cash and Other Assets, Less Liabilities	3.1

12	Matthews Asia Innovators Active ETF

Matthews Asia Innovators Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.2%

	Shares	Value

CHINA/HONG KONG: 33.7%
Tencent Holdings, Ltd.	139,800	$5,915,535

Alibaba Group Holding, Ltd. ADR[b]	62,942	5,246,216

Trip.com Group, Ltd. ADR[b]	116,920	4,092,200

Meituan B Shares[b,c,d]	251,020	3,917,483

PDD Holdings, Inc. ADR[b]	49,292	3,408,049

KE Holdings, Inc. ADR[b]	180,619	2,682,192

NARI Technology Co., Ltd. A Shares	637,080	2,022,949

OPT Machine Vision Tech Co., Ltd. A Shares	88,974	2,014,640

Yum China Holdings, Inc.	31,775	1,795,287

BYD Co., Ltd. A Shares	50,500	1,792,851

Contemporary Amperex Technology Co., Ltd. A Shares	56,000	1,761,181

Baidu, Inc. ADR[b]	12,448	1,704,256

Proya Cosmetics Co., Ltd. A Shares	100,780	1,557,111

Hundsun Technologies, Inc. A Shares	253,900	1,545,779

China Resources Beer Holdings Co., Ltd.	212,000	1,395,911

BeiGene, Ltd. ADR[b]	7,656	1,365,065

Kuaishou Technology[b,c,d]	195,700	1,337,281

Innovent Biologics, Inc.[b,c,d]	290,500	1,097,262

Legend Biotech Corp. ADR[b]	14,582	1,006,595

Total China/Hong Kong		45,657,843

INDIA: 18.1%
HDFC Bank, Ltd.	278,885	5,783,967

ICICI Bank, Ltd.	357,618	4,074,172

Bajaj Finance, Ltd.	41,912	3,658,323

Reliance Industries, Ltd.	91,582	2,846,997

Mahindra & Mahindra, Ltd.	153,185	2,714,284

Titan Co., Ltd.	59,487	2,209,944

Indian Hotels Co., Ltd.	348,116	1,665,551

Ashok Leyland, Ltd.	756,971	1,544,646

Total India		24,497,884

SOUTH KOREA: 10.3%
Samsung Electronics Co., Ltd.	154,272	8,453,260

Samsung SDI Co., Ltd.	4,043	2,052,720

Kia Corp.	26,181	1,758,448

Orion Corp.	18,022	1,641,286

Total South Korea		13,905,714

TAIWAN: 9.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	585,000	10,819,246

Alchip Technologies, Ltd.	36,000	2,074,844

Total Taiwan		12,894,090

UNITED STATES: 9.1%
NVIDIA Corp.	10,349	4,377,834

Netflix, Inc.[b]	6,025	2,653,952

Visa, Inc. Class A	9,392	2,230,412

Monolithic Power Systems, Inc.	3,016	1,629,334

Lululemon Athletica, Inc.[b]	3,598	1,361,843

Total United States		12,253,375

JAPAN: 3.5%
Keyence Corp.	4,000	1,877,746

Allegro MicroSystems, Inc.[b]	32,107	1,449,310

Asahi Intecc Co., Ltd.	73,400	1,427,525

Total Japan		4,754,581

	Shares	Value

NETHERLANDS: 3.0%
ASML Holding NV	5,614	$4,068,747

Total Netherlands		4,068,747

INDONESIA: 2.7%
PT Bank Rakyat Indonesia Persero Tbk	4,353,100	1,575,159

PT Indofood CBP Sukses Makmur Tbk	2,030,500	1,533,794

PT Astra International Tbk	1,280,000	578,423

Total Indonesia		3,687,376

FRANCE: 2.0%
LVMH Moet Hennessy Louis Vuitton SE	2,843	2,676,779

Total France		2,676,779

SINGAPORE: 1.9%
Sea, Ltd. ADR[b]	45,034	2,613,773

Total Singapore		2,613,773

BRAZIL: 1.2%
MercadoLibre, Inc.[b]	1,392	1,648,963

Total Brazil		1,648,963

VIETNAM: 1.2%
Mobile World Investment Corp.	837,800	1,538,128

Total Vietnam		1,538,128

TOTAL COMMON EQUITIES		130,197,253

(Cost $121,988,712)

PREFERRED EQUITIES: 0.7%

SOUTH KOREA: 0.7%
Samsung Electronics Co., Ltd., Pfd.	21,930	990,274

Total South Korea		990,274

TOTAL PREFERRED EQUITIES		990,274

(Cost $1,004,337)

SHORT-TERM INVESTMENTS: 1.5%

MONEY MARKET FUNDS: 1.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.01%[e]	2,052,458	2,052,458

(Cost $2,052,458)

TOTAL INVESTMENTS: 98.4%		133,239,985
(Cost $125,045,507)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%		2,179,065

NET ASSETS: 100.0%		$135,419,050

matthewsasia.com | 833.228.5605	13

Matthews Asia Innovators Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $6,352,026, which is 4.69% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of June 30, 2023.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

14	Matthews Asia Innovators Active ETF

PORTFOLIO MANAGERS

Andrew Mattock, CFA
Lead Manager

Winnie Chwang	Sherwood Zhang, CFA
Co-Manager	Co-Manager

FUND FACTS

Ticker	MCH
CUSIP	577125834
Inception Date	07/13/22
Gross Expense Ratio	0.79%
# of Positions	48
Net Assets	$29.9 million
Portfolio Turnover	12.5%
Weight Average Market Cap	$97.4 billion
Benchmark
MSCI China Index
MSCI China All Shares Index

OBJECTIVE

Long-term capital appreciation.

STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong.

2	Holdings may combine more than one security from same issuer and related depositary receipts.
3	Not all countries where the Fund may invest are included in the benchmark index.
4

Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent, so the values may not sum to 100% due to rounding. Country allocations and percentage values may be derived from different data sources and may not be consistent with other Fund literature.

Matthews China Active ETF (unaudited)

PERFORMANCE AS OF JUNE 30, 2023
				Actual Return, Not Annualized
	3 Months	YTD	1 Year	Since Inception	Inception date
China Active ETF (NAV)	-13.80%	-13.73%	n.a.	-17.04%	07/13/22
China Active ETF (market price)	-13.25%	-13.57%	n.a.	-16.44%
MSCI China Index[1]	-9.65%	-5.39%	n.a.	-12.59%
MSCI China All Shares Index[1]	-9.79%	-5.27%	n.a.	-14.24%

1

It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International and Bloomberg; total return calculations performed by BNY Mellon Investment Servicing (US) Inc. Please see page 18 for index definition.

Performance assumes reinvestment of all dividends and/or distributions before taxes. All performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate with market conditions so that when sold, shares may be worth more or less than their original cost. For the Fund’s most recent month-end performance visit matthewsasia.com.

TOP TEN HOLDINGS[2]
Name	Country	% Net Assets
Alibaba Group Holding, Ltd.	Consumer Discretionary	8.0%
Tencent Holdings, Ltd.	Communication Services	7.8%
PDD Holdings, Inc. ADR	Consumer Discretionary	5.3%
Meituan B Shares	Consumer Discretionary	5.3%
JD.com, Inc. Class A	Consumer Discretionary	4.6%
China Merchants Bank Co., Ltd. A Shares	Financials	4.4%
CITIC Securities Co., Ltd. H Shares	Financials	3.7%
China International Capital Corp., Ltd. H Shares	Financials	3.6%
KE Holdings, Inc. ADR	Real Estate	3.4%
Contemporary Amperex Technology Co., Ltd. A Shares	Industrials	2.9%
Total		49.0%

COUNTRY ALLOCATION (%)[3,4]
China/Hong Kong	98.3
Cash and Other Assets, Less Liabilities	1.7

SECTOR ALLOCATION (%)[4]
Consumer Discretionary	31.1
Financials	18.6
Communication Services	13.9
Industrials	8.8
Real Estate	6.5
Information Technology	6.1
Consumer Staples	5.7
Health Care	4.6
Energy	1.8
Utilities	1.2
Cash and Other Assets, Less Liabilities	1.7

MARKET CAP EXPOSURE (%)[4]
Mega Cap (over $25B)	59.9
Large Cap ($10B-$25B)	25.7
Mid Cap ($3B-10B)	7.8
Small Cap (under $3B)	4.9
Cash and Other Assets, Less Liabilities	1.7

matthewsasia.com | 833.228.5605	15

Matthews China Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.4%

	Shares	Value

CONSUMER DISCRETIONARY: 31.1%
Broadline Retail: 17.9%

Alibaba Group Holding, Ltd.[b]	231,300	$2,396,647

PDD Holdings, Inc. ADR[b]	22,846	1,579,572

JD.com, Inc. Class A	81,200	1,371,881

		5,348,100

Hotels, Restaurants & Leisure: 8.2%

Meituan B Shares[b,c,d]	100,910	1,574,828

Galaxy Entertainment Group, Ltd.[b]	82,000	520,047

H World Group, Ltd. ADR[b]	9,090	352,510

		2,447,385

Household Durables: 1.7%

Man Wah Holdings, Ltd.	550,000	367,060

Midea Group Co., Ltd. A Shares	18,800	152,265

		519,325

Automobiles: 1.5%

Yadea Group Holdings, Ltd.[c,d]	196,000	445,693

Diversified Consumer Services: 1.0%

China Education Group Holdings, Ltd.[d]	367,000	285,672

Specialty Retail: 0.8%
China Tourism Group Duty Free Corp., Ltd. A Shares	16,300	247,655

Total Consumer Discretionary		9,293,830

FINANCIALS: 18.6%
Capital Markets: 9.1%

CITIC Securities Co., Ltd. H Shares	613,000	1,110,762
China International Capital Corp., Ltd. H Shares[c,d]	609,600	1,068,819

Hong Kong Exchanges & Clearing, Ltd.	7,800	293,821

East Money Information Co., Ltd. A Shares	122,640	239,387

		2,712,789

Banks: 6.9%

China Merchants Bank Co., Ltd. A Shares	290,800	1,309,535

China Construction Bank Corp. H Shares	1,171,000	757,595

		2,067,130

Insurance: 2.6%

PICC Property & Casualty Co., Ltd. H Shares	428,000	475,701
Ping An Insurance Group Co. of China, Ltd. H Shares	46,500	295,795

		771,496

Total Financials		5,551,415

COMMUNICATION SERVICES: 13.9%
Interactive Media & Services: 9.4%

Tencent Holdings, Ltd.	54,800	2,318,822

Kuaishou Technology[b,c,d]	71,600	489,266

		2,808,088

	Shares	Value
Media: 2.9%
Focus Media Information Technology Co., Ltd. A Shares	657,811	615,782

Three’s Co Media Group Co., Ltd. A Shares	21,895	$258,654

		874,436

Entertainment: 1.6%

Tencent Music Entertainment Group ADR[b]	43,695	322,469

Bilibili, Inc. ADR[b]	9,920	149,792
		472,261

Total Communication Services		4,154,785

INDUSTRIALS: 8.8%
Electrical Equipment: 4.9%
Contemporary Amperex Technology Co., Ltd. A Shares	27,900	877,445

Sungrow Power Supply Co., Ltd. A Shares	36,300	581,964

		1,459,409

Machinery: 2.6%
Shenzhen Inovance Technology Co., Ltd. A Shares	50,400	444,848

Estun Automation Co., Ltd. A Shares	86,600	333,315

		778,163

Transportation Infrastructure: 1.3%
Shanghai International Airport Co., Ltd. A Shares[b]	62,552	390,542

Total Industrials		2,628,114

REAL ESTATE: 6.5%
Real Estate Management & Development: 6.5%

KE Holdings, Inc. ADR[b]	69,011	1,024,813

Country Garden Services Holdings Co., Ltd.	284,000	366,751

CIFI Holdings Group Co., Ltd.[e]	4,668,000	348,346

Times China Holdings, Ltd.[b]	2,255,000	204,304

Total Real Estate		1,944,214

INFORMATION TECHNOLOGY: 6.1%
Electronic Equipment, Instruments & Components: 2.4%

Zhejiang Supcon Technology Co., Ltd. A Shares	49,817	429,911

Wingtech Technology Co., Ltd. A Shares	43,200	290,383

		720,294

Semiconductors & Semiconductor Equipment: 2.1%

NAURA Technology Group Co., Ltd. A Shares	7,387	322,549
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	31,603	308,002

		630,551

Software: 1.6%

Shanghai Baosight Software Co., Ltd. A Shares	68,256	476,726

Total Information Technology		1,827,571

CONSUMER STAPLES: 5.7%
Beverages: 4.1%

Wuliangye Yibin Co., Ltd. A Shares	23,200	521,640

Tsingtao Brewery Co., Ltd. H Shares	46,000	417,936
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	11,600	295,102

		1,234,678

16	Matthews China Active ETF

Matthews China Active ETF

June 30, 2023

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Consumer Staples Distribution & Retail: 1.6%
JD Health International, Inc.[b,c,d]	73,200	$461,902

Total Consumer Staples		1,696,580

HEALTH CARE: 4.6%
Health Care Equipment & Supplies: 1.8%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	13,000	535,740

Life Sciences Tools & Services: 1.7%
Wuxi Biologics Cayman, Inc.[b,c,d]	108,000	517,495

Health Care Providers & Services: 1.1%
Sinopharm Group Co., Ltd. H Shares	104,000	325,141

Total Health Care		1,378,376

ENERGY: 1.9%
Oil, Gas & Consumable Fuels: 1.9%
PetroChina Co., Ltd. H Shares	786,000	543,618

Total Energy		543,618

UTILITIES: 1.2%
Gas Utilities: 1.2%
ENN Energy Holdings, Ltd.	28,700	357,441

Total Utilities		357,441

TOTAL COMMON EQUITIES		29,375,944

(Cost $35,621,036)

SHORT-TERM INVESTMENTS: 1.3%

MONEY MARKET FUNDS: 1.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.01%[f]	395,006	395,006

(Cost $395,006)

TOTAL INVESTMENTS: 99.7%		29,770,950
(Cost $36,016,042)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		100,972

NET ASSETS: 100.0%		$29,871,922

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2023, the aggregate value is $4,558,003, which is 15.26% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $348,346 and 1.17% of net assets.

f	Rate shown is the current yield as of June 30, 2023.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 833.228.5605	17

Index Definitions

The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index of the stock markets of Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI All Country Asia ex Japan Index is a free float–adjusted market capitalization-weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Index is a free float–adjusted market capitalization-weighted index of Chinese equities that includes H shares listed on the Hong Kong exchange, B shares listed on the Shanghai and Shenzhen ex-exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China), and foreign listings (e.g., ADRs).

The MSCI China All Shares Index captures large and mid-cap representation across China A shares, B shares, H shares, Red Chips (issued by entities owned by national or local governments in China), P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China), and foreign listings (e.g., ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.

18	MATTHEWS ASIA FUNDS

Disclosures

Fund Holdings: The Fund holdings shown in this report are as of June 30, 2023. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at www.sec.gov. Complete schedules of investments are also available without charge, upon request, from the Funds by calling us at 833.228.5605.

Proxy Voting Record: The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds have used to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30, is available upon request, at no charge, at the Funds’ website at matthewsasia.com or by calling 833.228.5605, or on the SEC’s website at www.sec.gov.

Shareholder Reports and Prospectuses: To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and financial reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus, summary prospectus and financial reports on our website. If you prefer to receive individual copies of the Funds’ prospectus or financial reports, please call us at 833.228.5605.

Disclosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All ETFs have operating expenses. As a shareholder of an ETF, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s operating expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other ETFs. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual operating expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Operating Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an

$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Operating Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other ETFs. It assumes that the fund had an annual return of 5% before operating expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other ETFs because the Securities and Exchange Commission requires all registered funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the operating expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchases and sales of fund shares, which are not reflected in the table.

Matthews Asia Funds does not charge any sales loads, exchange fees, or 12b-1 fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

matthewsasia.com | 833.228.5605	19

June 30, 2023

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expense Ratio	Operating Expenses Paid During Period 1/1/23– 6/30/23

Matthews Emerging Markets Equity Active ETF
Actual Fund Return	$1,000.00	$1,054.10	0.79%	$4.02
Hypothetical 5% Returns	$1,000.00	$1,020.88	0.79%	$3.96
Matthews Emerging Markets ex China Active ETF[1,2]
Actual Fund Return	$1,000.00	$1,070.80	0.79%	$4.06
Hypothetical 5% Returns	$1,000.00	$1,020.88	0.79%	$3.96
Matthews Asia Innovators Active ETF
Actual Fund Return	$1,000.00	$976.50	0.79%	$3.87
Hypothetical 5% Returns	$1,000.00	$1,020.88	0.79%	$3.96
Matthews China Active ETF
Actual Fund Return	$1,000.00	$864.30	0.79%	$3.65
Hypothetical 5% Returns	$1,000.00	$1,020.88	0.79%	$3.96

1	Annualized from Fund’s inception, January 10, 2023.
2

The Fund commenced operations on January 10, 2023. Operating expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 171 days, then divided by 365. The hypothetical expense example is based on the half-year period beginning January 1, 2023, as required by the SEC.

20	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited)

June 30, 2023

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$56,694,067	$5,271,446	$133,239,985	$29,770,950

Cash	1,584,562	22,891	290,907	4,142

Segregated foreign currency at value	80,028	—	37,214	47

Foreign currency at value (B)	28	3	966,078	—

Dividends and interest receivable	81,715	9,096	183,598	120,839

Receivable for securities sold	129,074	13,131	7,698,285	—

Other receivable	449	—	370	—
TOTAL ASSETS	58,569,923	5,316,567	142,416,437	29,895,978

LIABILITIES:

Payable for securities purchased	1,043,245	4,899	6,852,306	4,118

Deferred foreign capital gains tax liability (Note 2-C)	29,138	6,341	56,510	—

Due to Advisor (Note 4)	35,692	3,200	88,571	19,938
TOTAL LIABILITIES	1,108,075	14,440	6,997,387	24,056

NET ASSETS	$57,461,848	$5,302,127	$135,419,050	$29,871,922

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,080,000	200,000	5,750,000	1,440,000

Net asset value, offering price and redemption price	27.63	26.51	23.55	20.74

NET ASSETS CONSISTS OF:

Capital paid-in	$56,884,532	$5,049,714	$140,979,727	$37,066,091

Total distributable earnings/(accumulated loss)	577,316	252,413	(5,560,677)	(7,194,169)

NET ASSETS	$57,461,848	$5,302,127	$135,419,050	$29,871,922

(A) Investments at cost: Unaffiliated Issuers	$55,685,780	$5,000,340	$125,045,507	$36,016,042

(B) Foreign Currency at Cost	$28	$3	$966,078	$—

See accompanying notes to financial statements.

matthewsasia.com | 833.228.5605	21

Statements of Operations (unaudited)

Period Ended June 30, 2023

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$489,399	$54,695	$702,612	$268,084

Interest	10,289	886	58,927	16,381

Foreign withholding tax	(39,414)	(4,882)	(88,543)	(16,042)
TOTAL INVESTMENT INCOME	460,274	50,699	672,996	268,423

EXPENSES:

Investment advisory fees (Note 4)	119,015	13,757	522,775	124,453

NET INVESTMENT INCOME (LOSS)	341,259	36,942	150,221	143,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(912,571)	(44,292)	(12,333,495)	(1,039,498)

Net realized gain (loss) on in-kind redemptions—Unaffiliated Issuers	229,519	—	—	—

Net realized gain (loss) on foreign currency related transactions	(15,750)	(5,020)	(141,854)	(6,116)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	984,319	271,106	5,900,912	(6,691,096)

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(28,965)	(6,341)	(60,495)	—

Net change in unrealized appreciation/depreciation on foreign currency related translations	(465)	18	1,750	(775)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	256,087	215,471	(6,633,182)	(7,737,485)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$597,346	$252,413	($6,482,961)	($7,593,515)

See accompanying notes to financial statements.

22	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (unaudited)

MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF	Six-Month Period Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022[1]

OPERATIONS:

Net investment income (loss)	$341,259	$31,792

Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(698,802)	(47,523)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	983,854	23,964

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(28,965)	(173)

Net increase (decrease) in net assets resulting from operations	597,346	8,060
DISTRIBUTIONS TO SHAREHOLDERS:

Net decrease in net assets resulting from distributions	—	(28,090)
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	50,560,616	6,323,916

Total increase (decrease) in net assets	51,157,962	6,303,886
NET ASSETS:

Beginning of period	6,303,886	—
End of period	$57,461,848	$6,303,886

1 The Fund commenced operations on July 13, 2022.

MATTHEWS EMERGING MARKETS EX CHINA ACTIVE ETF	For the Period Ended June 30, 2023[1] (Unaudited)

OPERATIONS:

Net investment income (loss)	$36,942

Net realized gain (loss) on investments and foreign currency related transactions	(49,312)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	271,124

Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(6,341)
Net increase (decrease) in net assets resulting from operations	252,413
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	5,049,714
Total increase (decrease) in net assets	5,302,127
NET ASSETS:

Beginning of period	—
End of period	$5,302,127

1 The Fund commenced operations on January 10, 2023.

See accompanying notes to financial statements.

matthewsasia.com | 833.228.5605	23

Statements of Changes in Net Assets (unaudited) (continued)

MATTHEWS ASIA INNOVATORS ACTIVE ETF	Six-Month Period Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022[1]

OPERATIONS:

Net investment income (loss)	$150,221	($34,351)

Net realized gain (loss) on investments and foreign currency related transactions	(12,475,349)	(1,392,598)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	5,902,662	2,293,574
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(60,495)	—
Net increase (decrease) in net assets resulting from operations	(6,482,961)	866,625
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	36,462,984	104,572,402
Total increase (decrease) in net assets	29,980,023	105,439,027
NET ASSETS:

Beginning of period	105,439,027	—
End of period	$135,419,050	$105,439,027

1 The Fund commenced operations on July 13, 2022.

MATTHEWS CHINA ACTIVE ETF	Six-Month Period Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022[1]

OPERATIONS:

Net investment income (loss)	$143,970	($4,643)

Net realized gain (loss) on investments and foreign currency related transactions	(1,045,614)	(47,731)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(6,691,871)	446,556
Net increase (decrease) in net assets resulting from operations	(7,593,515)	394,182
CAPITAL SHARE TRANSACTIONS (net) (Note 4)	27,366,557	9,704,698
Total increase (decrease) in net assets	19,773,042	10,098,880
NET ASSETS:

Beginning of period	10,098,880	—
End of period	$29,871,922	$10,098,880

1 The Fund commenced operations on July 13, 2022.

See accompanying notes to financial statements.

24	MATTHEWS ASIA FUNDS

Financial Highlights

Matthews Emerging Markets Equity Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Period Ended Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$26.27		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.30		0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.06		1.18
Total from investment operations	1.36		1.41
LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)
Net Asset Value, end of Period	$27.63		$26.27
TOTAL RETURN	5.18%	[3]	5.63%	[3]

RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$57,462		$6,304
Ratio of expenses to average net assets (Note 5)	0.79%	[4]	0.79%	[4]
Ratio of net investment income (loss) to average net assets	2.27%	[4]	1.93%	[4]
Portfolio turnover	37.64%	[3]	15.47%	[3]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.

See accompanying notes to financial statements.

matthewsasia.com | 833.228.5605	25

Financial Highlights (continued)

Matthews Emerging Markets ex China Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Period Ended June 30, 2023 (Unaudited)[1]
Net Asset Value, beginning of Period	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.25
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.26
Total from investment operations	1.51
LESS DISTRIBUTIONS FROM:
Net Asset Value, end of Period	$26.51
TOTAL RETURN	6.04%	[3]

RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$5,302
Ratio of expenses to average net assets (Note 5)	0.79%	[4]
Ratio of net investment income (loss) to average net assets	2.12%	[4]
Portfolio turnover	15.00%	[3]

1	The Fund commenced operations on January 10, 2023.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.

See accompanying notes to financial statements.

26	MATTHEWS ASIA FUNDS

Financial Highlights (continued)

Matthews Asia Innovators Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Period Ended Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$24.24		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.03		(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.72)		(0 72)
Total from investment operations	(0.69)		(0.76)
Net Asset Value, end of Period	$23.55		$24.24
TOTAL RETURN	(2.85%	)[3]	(3.04%	)[3]

RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$135,419		$105,439
Ratio of expenses to average net assets (Note 5)	0.79%	[4]	0.79%	[4]
Ratio of net investment income (loss) to average net assets	0.23%	[4]	(0.33%	)[4]
Portfolio turnover	117.21%	[3]	72.56%	[3]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.

See accompanying notes to financial statements.

matthewsasia.com | 833.228.5605	27

Financial Highlights (continued)

Matthews China Active ETF

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six-Month Period Ended June 30, 2023 (Unaudited)		Period Ended Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$24.04		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.11		(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(3.41)		(0 93)
Total from investment operations	(3.30)		(0.96)
Net Asset Value, end of Period	$20.74		$24.04
TOTAL RETURN	(13.73%	)[3]	(3.84%	)[3]

RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$29,872		$10,099
Ratio of expenses to average net assets (Note 5)	0.79%	[4]	0.79%	[4]
Ratio of net investment income (loss) to average net assets	0.91%	[4]	(0.24%	)[4]
Portfolio turnover	36.32%	[3]	12.48%	[3]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.

See accompanying notes to financial statements.

28	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2023, the Trust issued eighteen separate series of shares. This shareholder report pertains to four of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Innovators Active ETF and Matthews China Active ETF. All four Funds are considered diversified. The other fourteen separate series of the Trust are mutual funds and are covered in a separate shareholder report.

The Funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement may purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Individual shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.matthewsasia.com.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment adviser, to make fair valuation determinations under adopted procedures subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews, in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange.

Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under the direction of the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

matthewsasia.com | 833.228.5605	29

Notes to Financial Statements (unaudited) (continued)

Levels for Multi-Country Funds:

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2023.

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Asia Innovators Active ETF
Assets:

Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$1,507,593	$154,721	$—
Brazil	5,078,624	547,450	1,648,963
Chile	—	37,836	—
China/Hong Kong	9,402,987	—	45,657,843
France	2,077,629	211,796	2,676,779
India	9,540,655	1,106,780	24,497,884
Indonesia	1,223,045	128,058	3,687,376
Japan	—	—	4,754,581
Kazakhstan	687,664	67,580	—
Mexico	5,386,474	529,495	—
Netherlands	—	—	4,068,747
Philippines	1,237,511	136,284	—
Poland	1,063,785	111,135	—
Singapore	984,443	65,042	2,613,773
South Korea	901,044	139,838	13,905,714
Switzerland	783,973	91,195	—
Taiwan	3,815,195	524,380	12,894,090
Turkey	—	12,426	—
United Arab Emirates	577,393	125,322	—
United Kingdom	1,581,550	159,419	—
United States	2,567,830	266,858	12,253,375
Vietnam	2,949,212	312,022	1,538,128
Zambia	722,365	68,684	—
Preferred Equities:
South Korea	3,227,762	323,409	990,274
Short-Term Investments	837,126	96,693	2,052,458
Level 2: Other Significant Observable Inputs
Common Equities:
Thailand	540,207	55,023	—
Total Market Value of Investments	$56,694,067	$5,271,446	$133,239,985

30	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

Levels for Single Country Funds:

Summary of inputs used to determine the fair valuation of the single country Fund’s investments as of June 30, 2023.

Matthews China Active ETF
Assets:

Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$4,154,785
Consumer Discretionary	9,293,829
Consumer Staples	1,696,581
Energy	543,618
Financials	5,551,414
Health Care	1,378,376
Industrials	2,628,116
Information Technology	1,827,570
Real Estate	1,595,868
Utilities	357,441
Short-Term Investments	395,006
Level 3: Significant Unobservable Inputs
Common Equities:
Real Estate	348,346
Total Market Value of Investments	$29,770,950

Changes in the Balances of Level 3 Securities:

The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.

Matthews China Active ETF
Common Equities— Real Estate
Balance as of 12/31/22 (market value)	$—

Accrued discounts/premiums	—

Realized gain/(loss)	(91,419)

Change in unrealized appreciation/(depreciation)	(308,428)

Purchases	632,333

Sales	(71,867)

Transfers in to Level 3	187,727

Transfer out of Level 3	—
Balance as of 6/30/23 (market value)	$348,346
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 6/30/23	($308,428)

C.

RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability, inadequate investor protection; changes in laws or regulations of countries within the Asia Pacific region (including in countries where the Funds may invest, as well as in the broader region); international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Certain Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).

Among other risks of investing in foreign markets are the variable quality and reliability of financial information and related audits of companies. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality.

matthewsasia.com | 833.228.5605	31

Notes to Financial Statements (unaudited) (continued)

Foreign stock markets may not be as developed or efficient as those in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any country in the Asia Pacific region will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Funds to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Funds’ income.

The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The ongoing conflict, together with growing turmoil from fluctuations in commodity prices and foreign exchange rates, has the potential to impact adversely global economies and has driven a sharp increase in volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2023, the Funds did not hold any Russian securities.

D.	DISTRIBUTIONS TO SHAREHOLDERS:

The Funds generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole shares of the Funds only if the broker through whom you purchased your shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you. Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

The tax character of distributions paid for the period ended December 31, 2022 were as follows:

Ordinary Income
Matthews Emerging Markets Equity Active ETF	$28,090

E.

INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

F.

CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market. When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 1.00% above the 30-day LIBOR rate on outstanding balances. These amounts, if any, are included in “Other expenses” on the Statements of Operations.

32	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

G.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

H.

RECENT ACCOUNTING GUIDANCE: The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund’s financial statements.

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted.

Management is currently evaluating the impact, if any, of applying this ASU.

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management is currently evaluating the impact, if any, of applying this ASU.

3.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

	Six-Month Period Ended June 30, 2023 (Unaudited)		For the Period Ended December 31, 2022[1]
	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF

Shares sold	2,460,000	$67,006,002	240,000	$6,323,916

Shares redeemed	(620,000)	(16,445,386)	—	—
Net increase	1,840,000	$50,560,616	240,000	$6,323,916
MATTHEWS ASIA INNOVATORS ACTIVE ETF

Shares sold	5,750,000	$36,462,984	4,350,000	$104,572,402

Shares redeemed	—	—	—	—
Net increase	5,750,000	$36,462,984	4,350,000	$104,572,402
MATTHEWS CHINA ACTIVE ETF

Shares sold	1,440,000	$27,366,557	420,000	$9,704,698

Shares redeemed	—	—	—	—
Net increase	1,440,000	$27,366,557	420,000	$9,704,698

	For the Period Ended June 30, 2023[2]
	Shares	Amount
MATTHEWS EMERGING MARKETS EX CHINA ACTIVE ETF

Shares sold	200,000	$5,049,714

Shares redeemed	—	—
Net increase	200,000	$5,049,714

1	The Fund commenced operations on July 13, 2022.
2	The Fund commenced operations on January 10, 2023.

matthewsasia.com | 833.228.5605	33

Notes to Financial Statements (unaudited) (continued)

4.	INVESTMENT MANAGEMENT FEES

Pursuant to the Investment Management Agreement, as amended, between Matthews and the Trust, Matthews will pay substantially all the expenses of each Fund excluding management fees, interest expenses, taxes, brokerage fees, securities lending fees, payments under a Fund’s 12b-1 plan (if any), acquired fund fees, litigation expenses and any extraordinary expenses. The investment management fee, accrued daily and paid monthly by the Funds based on the average daily net assets of each Fund, are as follows:

Matthews Emerging Markets Equity Active ETF	0.79%
Matthews Emerging Markets ex China Active ETF	0.79%
Matthews Asia Innovators Active ETF	0.79%
Matthews China Active ETF	0.79%

5.	INVESTMENTS

For the period ended June 30, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$36,115,604	$11,392,843
Matthews Emerging Markets ex China Active ETF	3,257,645	571,475
Matthews Asia Innovators Active ETF	170,643,343	149,179,476

For the period ended June 30. 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$34,725,733	$10,010,386
Matthews Emerging Markets ex China Active ETF	2,262,927	—
Matthews Asia Innovators Active ETF	13,930,518	—
Matthews China Active ETF	1,952,750	—

6.	INCOME TAX INFORMATION

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2023. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2022:

Late Year Losses*
Matthews Asia Innovators Active ETF	($101,402)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

As of December 31, 2022, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Amount With No Expiration
Short-term Losses
Matthews Emerging Markets Equity Active ETF	$43,128
Matthews Asia Innovators Active ETF	549,621
Matthews China Active ETF	3,277

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

34	MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2023, the tax cost of investments and the related net unrealized appreciation and depreciation were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Active ETF	$56,019,088	$2,501,150	($1,826,171)	$674,979
Matthews Emerging Markets ex China Active ETF	5,002,131	379,621	(110,306)	269,315
Matthews Asia Innovators Active ETF	128,949,871	10,203,445	(5,913,331)	4,290,114
Matthews China Active ETF	36,176,733	337,525	(6,743,308)	(6,405,783)

7.	PUBLIC HEALTH EMERGENCY RISKS

Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of investment in the Funds could be significant and prolonged.

matthewsasia.com | 833.228.5605	35

Matthews Asia Funds

INVESTMENT ADVISOR Matthews International Capital Management, LLC Four Embarcadero Center, Suite 550 San Francisco, CA 94111 833.228.5605	ADMINISTRATOR, CUSTODIAN & TRANSFER AGENT BNY Mellon 240 Greenwich St. New York, NY 10007	LEGAL COUNSEL Paul Hastings LLP 101 California Street, 48th Floor San Francisco, CA 94111

P.O. Box 9791  |  Providence, RI 02940  |  matthewsasia.com  |  833.228.5605

Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine

Matthews Asia Funds are distributed in Latin America by Picton S. A.

SAR-ETF-0623

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ James Cooper Abbott
James Cooper Abbott, President
(principal executive officer)

Date September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Cooper Abbott
James Cooper Abbott, President
(principal executive officer)

Date September 8, 2023

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)
Date September 8, 2023

*	Print the name and title of each signing officer under his or her signature.